     As filed with the Securities and Exchange Commission on July 28, 1998
                                               Securities Act File No. 33-37439
                                       Investment Company Act File No. 811-6196
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ---------------

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [x]
                        Pre-Effective Amendment No.                          [ ]
                       Post-Effective Amendment No. 8                        [x]
                        (Check appropriate box or boxes)
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [x]
                               Amendment No. 10                              [x]
                        (Check appropriate box or boxes)

                                 ---------------

                                CMA Treasury Fund
               (Exact name of registrant as specified in charter)

                                 ---------------

800 Scudders Mill Road                                                (609) 282-2800
Plainsboro, New Jersey                       08536             (Registrant's telephone number,
(Address of Principal Executive Offices)   (Zip Code)                including area code)

                                ---------------

                                 Arthur Zeikel
                               CMA Treasury Fund
                800 Scudders Mill Road, Plainsboro, New Jersey
                                Mailing Address:
                P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and address of agent for service)

                                ---------------

                                   Copies to:

           Counsel for the Fund:               Jeffrey S. Alexander, Esq.            Philip L. Kirstein, Esq.
              Brown & Wood LLP           Merrill Lynch, Pierce, Fenner & Smith      Fund Asset Management, L.P.
          One World Trade Center                      Incorporated                         P.O. Box 9011
      New York, New York 10048-0557       World Financial Center, North Tower,   Princeton, New Jersey 08543-9011
 Attention: Thomas R. Smith, Jr., Esq.          New York, New York 10281

                                ---------------

It is proposed that this filing will become effective (check appropriate box):
              [x]immediately upon filing pursuant to paragraph (b)
              [ ] on (date) pursuant to paragraph (b)
              [ ] 60 days after filing pursuant to paragraph (a)(1)
              [ ] on (date) pursuant to paragraph (a)(1)
              [ ] 75 days after filing pursuant to paragraph (a)(2)
              [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
              [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par
value $.10 per share.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               CMA TREASURY FUND

                      Registration Statement on Form N-1A

                             Cross Reference Sheet



   N-1A
 Item No.                                                 Location
----------                                                --------
Part A
Item 1.    Cover Page ................................... Cover Page
Item 2.    Synopsis ..................................... Fee Table
Item 3.    Condensed Financial Information .............. Financial Highlights; Yield Information
Item 4.    General Description of Registrant ............ Investment Objectives and Policies;
                                                          Appendix - Additional Information -
                                                          Organization of the Funds
Item 5.    Management of the Fund ....................... Fee Table; Appendix - Management of the
                                                          Funds; Appendix - Portfolio Transactions;
                                                          Inside Back Cover Page
Item 5A.   Management's Discussion of Fund
           Performance .................................. Not Applicable
Item 6.    Capital Stock and Other Securities ........... Appendix - Additional Information -
                                                          Organization of the Funds
Item 7.    Purchase of Securities Being Offered ......... Cover Page; Fee Table; Appendix - Purchase
                                                          of Shares; Appendix - Redemption of Shares;
                                                          Inside Back Cover Page
Item 8.    Redemption or Repurchase ..................... Fee Table; Appendix - Purchase of Shares;
                                                          Appendix - Redemption of Shares
Item 9     Pending Legal Proceedings .................... Not Applicable

Part B
Item 10.   Cover Page ................................... Cover Page
Item 11.   Table of Contents ............................ Cover Page
Item 12.   General Information and History .............. Not Applicable
Item 13.   Investment Objectives and Policies ........... Investment Objectives and Policies
Item 14.   Management of the Fund ....................... Management of the Funds
Item 15.   Control Persons and Principal Holders of
           Securities ................................... Management of the Funds; General
                                                          Information - Additional Information
Item 16.   Investment Advisory and Other Services ....... Management of the Funds; Purchase and
                                                          Redemption of Shares; General Information
Item 17.   Brokerage Allocation and Other Practices ..... Portfolio Transactions
Item 18.   Capital Stock and Other Securities ........... General Information - Description of Shares
Item 19.   Purchase, Redemption and Pricing of
           Securities Being Offered ..................... Purchase and Redemption of Shares;
                                                          Determination of Net Asset Value
Item 20.   Tax Status ................................... Taxes
Item 21.   Underwriters ................................. Purchase and Redemption of Shares
Item 22.   Calculation of Performance Data .............. Yield Information
Item 23.   Financial Statements ......................... Financial Statements
Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                CMA MONEY FUND
                        CMA GOVERNMENT SECURITIES FUND
                              CMA TAX-EXEMPT FUND
                               CMA TREASURY FUND
                               ----------------

     This document consists of the Prospectuses of CMA Money Fund, CMA Government Securities Fund, CMA Tax-Exempt Fund and CMA Treasury Fund, four of the money market mutual funds (collectively, the "CMA Funds") the shares of which are offered to participants in the Cash Management Account(R) ("CMA" or "CMA(R) account") financial service program of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") to provide a medium for the investment of free credit balances held in CMA accounts, and an Appendix to such Prospectuses which constitutes a part of each Prospectus. A Table of Contents is contained on page 1 of each Prospectus.

                               ----------------

     A CMA account is a conventional Merrill Lynch cash securities account or margin securities account ("Securities Account") which is linked to the CMA Funds, to money market deposit accounts maintained with depository institutions and to a Visa(R) card/check account ("Visa(R) Account"). Merrill Lynch markets its margin account under the name Investor CreditLineSM service. Subscribers to the CMA service may automatically invest free credit balances held in their CMA accounts in shares of one of the CMA Funds, or such balances may be automatically deposited with a depository institution through the Insured SavingsSM Account (the "Insured Savings Account"). The CMA Funds and the Insured Savings Account are collectively referred to as the "Money Accounts."
     Each CMA Fund is a no-load money market fund seeking current income, preservation of capital and liquidity available from investing in short-term securities. Of the CMA Funds offered by this Prospectus, CMA Money Fund invests in money market securities generally; CMA Government Securities Fund invests in direct U.S. Government obligations; CMA Tax-Exempt Fund invests in tax-exempt securities and pays dividends exempt from Federal income taxation; and CMA Treasury Fund invests in U.S. Treasury securities. The CMA Funds also include various series of CMA Multi-State Municipal Series Trust (the "CMA State Funds"), each of which invests in tax-exempt securities and pays dividends exempt, in the opinion of counsel to the issuer, from Federal income taxes, personal income taxes of the designated state and, in certain instances, local personal income taxes, local personal property taxes and/or state intangible personal property taxes. At the date hereof, CMA State Funds exist with respect to Arizona, California, Connecticut, Massachusetts, Michigan, New Jersey, New York, North Carolina, Ohio and Pennsylvania.
     Free credit balances held in CMA accounts will be automatically invested in or deposited through the Money Account selected by the CMA subscriber as his or her Primary Money Account. The subscriber may make manual investments in any of the CMA Funds as described under "Purchase of Shares" in the Appendix. The subscriber may change the Primary Money Account designation at any time by following the procedures set forth under "Purchase of Shares."
     Merrill Lynch charges a program participation fee for the CMA service which presently is $100 per year (an additional $25 annual program fee is charged for participation in the CMA Visa(R) Gold Program described in the CMA Program Description). A different fee may be charged to certain group plans and special accounts. In addition, on or about January 2, 1997, certain group plans and special accounts offered by Merrill Lynch (such as the Employees AccessSM Account financial service) may not afford participants in such plans and accounts access to all of the CMA Funds. Participants in such plans or special accounts should refer to the relevant program descriptions or other explanatory material for such plans or accounts to determine which of the CMA Funds are available to them. Merrill Lynch reserves the right to change the fee for the CMA service or the CMA Visa(R) Gold Program at any time. As described under "Purchase of Shares," shares of the CMA Funds may also be purchased directly through the CMA Funds' Transfer Agent by investors who are not subscribers to the CMA program. Shareholders of the CMA Funds not subscribing to the CMA program will not be charged the CMA program fee but will not receive any of the additional services available to CMA program subscribers.

                               ----------------



     The information in this document should be read in conjunction with the description of the Merrill Lynch Cash Management Account program which is furnished to all CMA subscribers. Reference is made to such description for information with respect to the CMA program, including the fees related thereto. Information concerning the other CMA Funds is contained in the prospectus relating to each of such Funds, and information concerning the Insured Savings Account is contained in the Insured Savings Account Fact Sheet. All CMA subscribers are furnished with the prospectuses of CMA Money Fund, CMA Government Securities Fund, CMA Tax-Exempt Fund and CMA Treasury Fund. The prospectuses of the CMA State Funds and the Insured Savings Account Fact Sheet are available from Merrill Lynch. For more information about the Merrill Lynch Cash Management Account program, call toll-free from anywhere in the U.S., 1-800-CMA-INFO (1-800-262-4636).

PROSPECTUS

July 28, 1998


                                CMA Money Fund
  P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800

     CMA Money Fund (the "Money Market Fund") is a no-load, diversified, open-end investment company seeking current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. These securities will consist primarily of short-term U.S. Government securities, bank certificates of deposit, commercial paper and repurchase agreements. Dividends are declared and reinvested daily in the form of additional shares at net asset value. The Money Market Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government. The Money Market Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"). There can be no assurance that the investment objectives of the Money Market Fund will be realized.
                               ----------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                            IS A CRIMINAL OFFENSE.
                               ----------------

     This Prospectus is a concise statement of information about the Money Market Fund that is relevant to making an investment in the Money Market Fund. This Prospectus should be read carefully and retained for future reference. A statement containing additional information about the Money Market Fund, dated July 28, 1998 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling or writing to the Money Market Fund at the above telephone number or address. The Commission maintains a Website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information about the Money Market Fund. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                               TABLE OF CONTENTS




                                                  Page
                                                 -----
Fee Table ....................................      2
Financial Highlights .........................      3
Yield Information ............................      4
Investment Objectives and Policies ...........      4
Appendix .....................................    A-1
   Purchase of Shares ........................    A-1
   Redemption of Shares ......................    A-4


                                                  Page
                                                 -----
   Management of the Funds ...................    A-7
   Portfolio Transactions ....................    A-8
   Dividends .................................    A-9
   Determination of Net Asset Value ..........    A-9
   Taxes .....................................    A-10
   Additional Information ....................    A-13

                                   FEE TABLE



Money Market Fund Annual Operating Expenses (as a percentage of average net assets) for the fiscal year ended March 31, 1998:
   Management Fees(a) ................................................................         0.38%
   Rule 12b-1 Fees(b) ................................................................         0.13%
   Other Expenses:
    Dividend and Transfer Agency Fees(c) ..................................       0.04%
    Other Fees ............................................................       0.02%
                                                                                  ----
   Total Other Expenses ..............................................................         0.06%
                                                                                               ----
   Total Money Market Fund Operating Expenses ........................................         0.57%
                                                                                               ====


--------
(a) See "Management of the Funds -- Investment Advisory Arrangements" -- page
A-7.
(b) See "Purchase of Shares" -- page A-1.
(c) See "Management of the Funds -- Transfer Agency Services" -- page A-8.


Example:




                                                                                   Cumulative Expenses
                                                                                 Paid for the Period of:
                                                                       --------------------------------------------
                                                                        1 year     3 years     5 years     10 years
                                                                       --------   ---------   ---------   ---------
An investor would pay the following expenses on a $1,000 investment, assuming an operating expense ratio of 0.57% and a 5% annual return
 throughout the periods ............................................   $6         $18         $32         $71


     Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") charges an annual program participation fee, presently $100 for individuals, for the CMA service (an additional fee, presently $25, is charged for participation in the CMA Visa(R) Gold Program). Shareholders of the Money Market Fund whose accounts are maintained directly with the Money Market Fund's Transfer Agent and who are not subscribers to the CMA program will not be charged the CMA program fee but will not receive any of the additional services available to CMA program subscribers.

     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Money Market Fund will bear directly or indirectly. The example set forth above assumes reinvestment of all dividends and distributions. The example should not be considered a representation of past or future expenses and actual expenses may be more or less than those assumed for purposes of the example.
                               Money Market Fund

                             FINANCIAL HIGHLIGHTS


     Financial statements for the fiscal year ended March 31, 1998 and the independent auditors' report thereon are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in financial statements of the Money Market Fund audited by Deloitte & Touche LLP, independent auditors.





                                                              For the Year Ended March 31,
                                           -------------------------------------------------------------------
                                                 1998             1997             1996             1995
                                           ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Asset
 Value:
Per Share Operating Performance:
Net asset value, beginning of year .......    $    1.00        $    1.00        $    1.00        $    1.00
                                              ---------        ---------        ---------        ---------
 Investment income -- net ................        .0512            .0490            .0529            .0437
 Realized and unrealized gain (loss)
  on investments -- net ..................        .0004              --             .0003            .0005
                                              -----------      -----------      -----------      -----------
Total from investment operations .........        .0516            .0490            .0532            .0442
                                              -----------      -----------      -----------      -----------
Less dividends and distributions:
 Investment income -- net ................      ( .0512)         ( .0490)         ( .0529)         ( .0437)
 Realized gain on investments -- net            ( .0001)         ( .0002)         ( .0006)         ( .0003)
                                              -----------      -----------      -----------      -----------
Total dividends and distributions ........      ( .0513)         ( .0492)         ( .0535)         ( .0440)
                                              -----------      -----------      -----------      -----------
Net asset value, end of year .............    $    1.00        $    1.00        $    1.00        $    1.00
                                              ===========      ===========      ===========      ===========
Total Investment Return ..................         5.26  %          5.04  %          5.49  %          4.50  %
                                              ===========      ===========      ===========      ===========
Ratios to Average Net Assets:
Expenses, excluding interest expenses.....          .56  %           .55  %             --               --
                                              ===========      ===========      ===========      ===========
Expenses .................................          .57  %           .56  %           .56  %           .56  %
                                              ===========      ===========      ===========      ===========
Investment income and realized gain
 on investments -- net ...................         5.13  %          4.89  %          5.35  %          4.42  %
                                              ===========      ===========      ===========      ===========
Supplemental Data:
Net assets, end of year
 (in thousands) ..........................  $50,923,780      $41,984,753      $36,922,858      $29,066,762
                                            ===========      ===========      ===========      ===========

                                                                       For the Year Ended March 31,
                                           -------------------------------------------------------------------------------------
                                                 1994             1993             1992             1991             1990
                                           ---------------- ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Asset
 Value:
Per Share Operating Performance:
Net asset value, beginning of year .......    $    1.00        $    1.00        $    1.00        $    1.00        $    1.00
                                              ---------        ---------        ---------        ---------        ---------
 Investment income -- net ................        .0276            .0309            .0498            .0734            .0837
 Realized and unrealized gain (loss)
  on investments -- net ..................       (.0005)           .0019            .0019            .0017           (.0001)
                                              -----------      -----------      -----------      -----------      -----------
Total from investment operations .........        .0271            .0328            .0517            .0751            .0836
                                              -----------      -----------      -----------      -----------      -----------
Less dividends and distributions:
 Investment income -- net ................       (.0276)          (.0309)          (.0498)          (.0734)          (.0836)
 Realized gain on investments -- net             (.0003)          (.0015)          (.0020)          (.0017)*             --
                                              -----------      -----------      -----------      -----------      -----------
Total dividends and distributions ........       (.0279)          (.0324)          (.0518)          (.0751)          (.0836)
                                              -----------      -----------      -----------      -----------      -----------
Net asset value, end of year .............    $    1.00        $    1.00        $    1.00        $    1.00        $    1.00
                                              ===========      ===========      ===========      ===========      ===========
Total Investment Return ..................         2.82  %          3.30  %          5.32  %          7.79  %          8.72  %
                                              ===========      ===========      ===========      ===========      ===========
Ratios to Average Net Assets:
Expenses, excluding interest expenses.....            --               --               --               --              --
                                              ===========      ===========      ===========      ===========      ===========
Expenses .................................          .55  %           .55  %           .54  %           .54  %           .55  %
                                              ===========      ===========      ===========      ===========      ===========
Investment income and realized gain
 on investments -- net ...................         2.79  %          3.25  %          5.18  %          7.51%*           8.33%*
                                              ===========      ===========      ===========      ===========      ===========
Supplemental Data:
Net assets, end of year
 (in thousands) ..........................  $27,071,882      $27,093,682      $29,106,627      $31,163,167      $29,768,495
                                            ===========      ===========      ===========      ===========      ===========

                                             For the Year
                                            Ended March 31,
                                           ----------------
                                                 1989
                                           ----------------
Increase (Decrease) in Net Asset
 Value:
Per Share Operating Performance:
Net asset value, beginning of year .......    $    1.00
                                              ---------
 Investment income -- net ................        .0754
 Realized and unrealized gain (loss)
  on investments -- net ..................       (.0004)
                                              -----------
Total from investment operations .........        .0750
                                              -----------
Less dividends and distributions:
 Investment income -- net ................       (.0750)
 Realized gain on investments -- net                 --
                                              -----------
Total dividends and distributions ........       (.0750)
                                              -----------
Net asset value, end of year .............    $    1.00
                                              ===========
Total Investment Return ..................         7.79  %
                                              ===========
Ratios to Average Net Assets:
Expenses, excluding interest expenses.....            --
                                              ===========
Expenses .................................          .55  %
                                              ===========
Investment income and realized gain
 on investments -- net ...................         7.53%*
                                              ===========
Supplemental Data:
Net assets, end of year
 (in thousands) ..........................  $22,954,950
                                            =============

--------
* Includes unrealized gain (loss).

                               Money Market Fund

                               YIELD INFORMATION

     Set forth below is yield information as to the annualized and compounded annualized yield for the indicated seven-day periods.




                                                                Seven-Day Period Ended
                                                           --------------------------------
                                                            March 31, 1998     May 31, 1998
                                                           ----------------   -------------
Annualized Yield:
 Including gains and losses ............................   5.05%              5.07%
 Excluding gains and losses ............................   5.05%              5.07%
Compounded Annualized Yield ............................   5.18%              5.20%
Average Maturity of Portfolio at End of Period .........   76 days            76 days


     The yield of the Money Market Fund refers to the income generated by an investment in the Money Market Fund over a stated seven-day period. This income is then annualized: that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The compounded annualized yield (which excludes gains and losses) is calculated similarly but, when annualized, the income earned by an investment in the Money Market Fund is assumed to be reinvested. The compounded annualized yield will be somewhat higher than the yield because of the effect of the assumed reinvestment.


     The yield on Money Market Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Money Market Fund of future yields or rates of return on its shares. The Money Market Fund's yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Current yield information may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield over a stated period of time.


     On occasion, the Money Market Fund may compare its yield to (i) the average yield reported by the Bank Rate Monitor National Index(TM) for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (ii) yield data published by Lipper Analytical Services, Inc., (iii) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding, (iv) performance data published by Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine or (v) historical yield data relating to other central asset accounts similar to the CMA program. As with yield quotations, yield comparisons should not be considered indicative of the Money Market Fund's yield or relative performance for any future period.


                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Money Market Fund are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. There can be no assurance that the investment objectives of the Money Market Fund will be realized.

     Investment in Money Market Fund shares offers several potential benefits. The Money Market Fund seeks to provide as high a yield potential, consistent with its objectives, as is available from investments in short-term

                                Money Market Fund
money market securities utilizing professional money market management, block purchases of securities and yield improvement techniques. It provides high liquidity because of its redemption features and seeks the reduced risk that generally results from diversification of assets. The shareholder is also relieved from administrative burdens associated with direct investment in short-term securities, such as coordinating maturities and reinvestments, safekeeping and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.

     In managing the Money Market Fund's portfolio, Fund Asset Management, L.P. (the "Investment Adviser") will employ a number of professional money management techniques, including varying the composition of the Money Market Fund's investments and the average maturity of the portfolio based on its assessment of the relative values of the various money market instruments and future interest rate patterns. The Investment Adviser's assessments will respond to changing economic and money conditions and to shifts in fiscal and monetary policy. The Investment Adviser will also seek to improve yield by taking advantage of yield disparities that regularly occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. Also, there are frequently yield disparities between the various types of money market securities. The Money Market Fund seeks to enhance yield by purchasing and selling securities based on these yield disparities.

     The following is a description of some of the types of short-term money market securities in which the Money Market Fund may invest:


       U.S. Government Securities: Marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

       U.S. Government Agency Securities: Debt securities issued by U.S. Government-sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Agricultural Mortgage Corporation. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development (the "World Bank"). Government Agency Securities are not direct obligations of the U.S. Government but involve various forms of U.S. Government sponsorship or guarantees and are issued, in general, under the authority of an act of Congress. The U.S. Government is not obligated to provide financial support to any of these agencies, instrumentalities or organizations.

       Bank Money Instruments: U.S. dollar-denominated obligations of depository institutions such as, but not limited to, certificates of deposit, including variable rate certificates of deposit, time deposits, deposit notes, bank notes and bankers' acceptances. The obligations of commercial banks may be issued by U.S. banks, foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations). The Money Market Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank. Yankeedollar obligations in which the Money Market Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or Federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent.


       Commercial Paper and Other Short-Term Obligations: Commercial paper (including variable amount master demand notes and funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible


                               Money Market Fund
   debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the date of purchase. Short-term obligations issued by trusts, corporations, partnerships or other entities include mortgage or asset-backed instruments, including pass-through certificates such as participations in, or bonds and notes backed by, pools of mortgage, automobile, manufactured housing or other types of consumer loans; credit card or trade receivables; or pools of mortgage- or asset-backed securities. These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a nationally recognized statistical rating organization, as described below.

       Foreign Bank Money Instruments: U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as, but not limited to, certificates of deposit, bankers' acceptances, time deposits, bank notes and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Money Market Fund. The Money Market Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

       Foreign Short-Term Debt Instruments: U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers.


     The following is a description of other types of investments or investment practices in which the Money Market Fund may invest or engage:


       Repurchase Agreements: The Money Market Fund may invest in the money market securities described above pursuant to repurchase agreements. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period.

       Reverse Repurchase Agreements: The Money Market Fund may enter into reverse repurchase agreements which involve the sale of money market securities held by the Money Market Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Money Market Fund will maintain a segregated custodial account containing U.S. Government or other appropriate high-grade debt securities having a value equal to the repurchase price.

       Lending of Portfolio Securities: The Money Market Fund may lend portfolio securities (with a value not in excess of 33 1/3% of its total assets, taken at market value) to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.


   During the period of the loan, the Money Market Fund receives income on the loaned securities and either receives a fee or earns interest on any investments made with cash collateral and thereby increases its yield.


                            Money Market Fund

     Preservation of capital is a prime investment objective of the Money Market Fund and, while the types of money market securities in which the Money Market Fund invests generally are considered to have low principal risk, such securities are not completely risk-free. There is a risk of the failure of issuers to meet their principal and interest obligations. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Money Market Fund but only constitute collateral for the seller's obligation to pay the repurchase price. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Money Market Fund, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Money Market Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

     Bank money market instruments in which the Money Market Fund invests must be issued by depository institutions with total assets of at least $1 billion, except that the Money Market Fund may invest in certificates of deposit of smaller institutions if such certificates of deposit are Federally insured and if, as a result of such purchase, no more than 10% of total assets (taken at market value), are invested in such certificates of deposit.


     The Money Market Fund's investments in U.S. Government and Government agency securities will be in instruments with a remaining maturity of 762 days (25 months) or less. The Money Market Fund's other investments will be in instruments with a remaining maturity of 397 days (13 months) or less that have received a short-term rating, or that have been issued by issuers that have received a short-term rating with respect to a class of debt obligations that are comparable in priority and security with the instruments, from the requisite nationally recognized statistical rating organizations ("NRSROs") in one of the two highest short-term rating categories or, if neither the instrument nor its issuer is so rated, will be of comparable quality as determined by the Trustees of the Money Market Fund. Currently, there are five
NRSROs: Duff & Phelps Inc., Fitch IBCA, Inc., Thompson Bankwatch, Inc.,
Moody's Investors Service, Inc. and Standard & Poor's Ratings Services. The Money Market Fund will determine the remaining maturity of investments in which it invests in accordance with Commission regulations.


     A Commission regulation limits investments by the Money Market Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, such regulations require that not more than 5% of the Money Market Fund's total assets be invested in securities that do not have the highest rating, or are not of comparable quality to securities with the highest rating, as determined by the Trustees of the Money Market Fund.

     The Money Market Fund may purchase or sell money market securities on a forward commitment basis at fixed purchase or sale terms. The purchase of money market securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of the securities purchased on a forward commitment basis will generally decrease. A separate account of the Money Market Fund will be established with its custodian consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. The Money Market Fund may also sell money market securities on a forward commitment basis. By doing so, the Fund foregoes the opportunity to sell such securities at a higher price should they increase in value between the trade and settlement dates.

                               Money Market Fund

     For purposes of its investment policies, the Money Market Fund defines short-term money market securities as having a maturity of no more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. The dollar-weighted average maturity of the Money Market Fund's portfolio will not exceed 90 days. During the Money Market Fund's fiscal year ended March 31, 1998, the average maturity of its portfolio ranged from 62 days to 85 days.


     Investment Restrictions. The Money Market Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Money Market Fund's outstanding voting securities as defined in the Investment Company Act. Among the more significant restrictions, the Money Market Fund may not: (1) purchase any securities other than the types of money market securities and investments described under "Investment Objectives and Policies"; (2) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, U.S. Government agency securities or domestic bank money market instruments); (3) purchase the securities of any one issuer, other than U.S. Government or U.S. Government agency securities, if immediately after such purchase, more than 5% of the value of its total assets (taken at market value) would be invested in such issuer, except that in the case of bank money market instruments or repurchase agreements with any one bank up to 25% of the value of the Money Market Fund's total assets may be invested without regard to such 5% limitation but shall instead be subject to a 10% limitation; (4) invest in the securities of any single issuer, if immediately after and as a result of such investment, the Money Market Fund would own more than 10% of the outstanding securities, or more than 10% of the outstanding voting securities, of such issuer; and (5) enter into repurchase agreements if, as a result thereof, more than 10% of the Money Market Fund's total assets (taken at market value at the time of each investment, together with any other investments deemed illiquid) would be subject to repurchase agreements maturing in more than seven days.



















                               Money Market Fund

PROSPECTUS

July 28, 1998


                        CMA Government Securities Fund
  P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800

     CMA Government Securities Fund (the "Government Fund") is a no-load, diversified, open-end investment company seeking preservation of capital, liquidity and current income available from investing exclusively in a diversified portfolio of short-term marketable securities which are direct obligations of the U.S. Government and repurchase agreements pertaining to such securities. Dividends are declared and reinvested daily in the form of additional shares at net asset value. The Government Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in the Government Fund is neither insured nor guaranteed by the U.S. Government. The Government Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940 as amended (the "Investment Company Act"). There can be no assurance that the investment objectives of the Government Fund will be realized.
                      -----------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
     PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                      -----------------------------------

     This Prospectus is a concise statement of information about the Government Fund that is relevant to making an investment in the Government Fund. This Prospectus should be read carefully and retained for future reference. A statement containing additional information about the Government Fund, dated July 28, 1998 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or writing to the Government Fund at the above telephone number or address. The Commission maintains a Website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information about the Government Fund. The Statement of Additional Information is hereby incorporated by reference into this Prospectus

                               TABLE OF CONTENTS






                                                  Page
                                                 -----
Fee Table ....................................      2
Financial Highlights .........................      3
Yield Information ............................      4
Investment Objectives and Policies ...........      4
Appendix .....................................    A-1
   Purchase of Shares ........................    A-1
   Redemption of Shares ......................    A-4


                                                  Page
                                                 -----
   Management of the Funds ...................    A-7
   Portfolio Transactions ....................    A-8
   Dividends .................................    A-9
   Determination of Net Asset Value ..........    A-9
   Taxes .....................................   A-10
   Additional Information ....................   A-13

                                   FEE TABLE



Government Fund Annual Operating Expenses (as a percentage of average net assets) for the fiscal year ended March 31, 1998:
   Management Fees(a) ..............................................................         0.40%
   Rule 12b-1 Fees(b) ..............................................................         0.13%
   Other Expenses:
    Dividend and Transfer Agency Fees(c) ................................       0.02%
    Other Fees ..........................................................       0.02%
                                                                                ----
   Total Other Expenses ............................................................         0.04%
                                                                                             ----
   Total Government Fund Operating Expenses ........................................         0.57%
                                                                                             ====


--------
(a) See "Management of the Funds -- Investment Advisory Arrangements" -- page
A-7.
(b) See "Purchase of Shares" -- page A-1.
(c) See "Management of the Funds -- Transfer Agency Services" -- page A-8.


Example:




                                                                                   Cumulative Expenses
                                                                                 Paid for the Period of:
                                                                       --------------------------------------------
                                                                        1 year     3 years     5 years     10 years
                                                                       --------   ---------   ---------   ---------
An investor would pay the following expenses on a $1,000 investment, assuming an operating expense ratio of 0.57% and a 5% annual return
 throughout the periods ............................................   $6         $18         $32         $71


     Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") charges an annual program participation fee, presently $100 for individuals, for the CMA service (an additional fee, presently $25, is charged for participation in the CMA Visa(R) Gold Program). Shareholders of the Government Fund whose accounts are maintained directly with the Government Fund's Transfer Agent and who are not subscribers to the CMA program will not be charged the CMA program fee but will not receive any of the additional services available to CMA program subscribers.

     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Government Fund will bear directly or indirectly. The example set forth above assumes reinvestment of all dividends and distributions. The example should not be considered a representation of past or future expenses and actual expenses may be more or less than those assumed for purposes of the example.











                                Government Fund

                             FINANCIAL HIGHLIGHTS


     Financial statements for the fiscal year ended March 31, 1998 and the independent auditors' report thereon are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in financial statements of the Government Fund audited by Deloitte & Touche LLP, independent auditors.





                                                  For the Year Ended March 31,
                                 ---------------------------------------------------------------
                                       1998            1997            1996            1995
                                 --------------- --------------- --------------- ---------------
Increase (Decrease) in Net
 Asset Value:
Per Share Operating
 Performance:
Net asset value, beginning of
 year ..........................    $   1.00        $   1.00        $   1.00        $   1.00
                                    --------        --------        --------        --------
 Investment income -- net ......       .0501           .0477           .0521           .0419
 Realized and unrealized
  gain (loss) on
  investments -- net ...........       .0007          (.0004)          .0002           .0008
                                    ----------      ----------      ----------      ----------
Total from investment
 operations ....................       .0508           .0473           .0523           .0427
                                    ----------      ----------      ----------      ----------
Less dividends and
 distributions:
 Investment income -- net ......      (.0501)         (.0477)         (.0521)         (.0419)
 Realized gain on
  investments -- net ...........      (.0001)             --+         (.0003)         (.0002)
                                    ----------      ----------      ----------      ----------
Total dividends and
 distributions .................      (.0502)         (.0477)         (.0524)         (.0421)
                                    ----------      ----------      ----------      ----------
Net asset value, end of year ...    $   1.00        $   1.00        $   1.00        $   1.00
                                    ==========      ==========      ==========      ==========
Total Investment Return ........        5.15  %         4.96  %         5.37  %         4.30  %
                                    ==========      ==========      ==========      ==========
Ratios to Average Net
 Assets:
Expenses .......................         .57  %          .56  %          .57  %          .58  %
                                    ==========      ==========      ==========      ==========
Investment income and
 realized gain on
 investments -- net ............        5.02  %         4.81  %         5.25  %         4.18  %
                                    ==========      ==========      ==========      ==========
Supplemental Data:
Net assets, end of year (in
 thousands) ....................    $3,540,040      $3,423,468      $3,345,603      $3,132,803
                                    ==========      ==========      ==========      ==========



                                                                  For the Year Ended March 31,
                                 -----------------------------------------------------------------------------------------------
                                       1994            1993            1992            1991            1990            1989
                                 --------------- --------------- --------------- --------------- --------------- ---------------
Increase (Decrease) in Net
 Asset Value:
Per Share Operating
 Performance:
Net asset value, beginning of
 year ..........................    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                    --------        --------        --------        --------        --------        --------
 Investment income -- net ......       .0271           .0294           .0473           .0704           .0819           .0737
 Realized and unrealized
  gain (loss) on
  investments -- net ...........     (.0013)           .0038           .0034           .0014           .0006         (.0013)
                                    ----------      ----------      ----------      ----------      ----------      ----------
Total from investment
 operations ....................      .0258            .0332           .0507           .0718           .0825           .0724
                                    ----------      ----------      ----------      ----------      ----------      ----------
Less dividends and
 distributions:
 Investment income -- net ......     (.0271)          (.0294)        (.0473)          (.0704)        (.0819)         (.0724)
 Realized gain on
  investments -- net ...........     (.0004)          (.0026)        (.0036)          (.0014)*       (.0006)*            --
                                    ----------      ----------      ----------      ----------      ----------      ----------
Total dividends and
 distributions .................     (.0275)          (.0320)        (.0509)          (.0718)        (.0825)         (.0724)
                                    ----------      ----------      ----------      ----------      ----------      ----------
Net asset value, end of year ...    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                    ==========      ==========      ==========      ==========      ==========      ==========
Total Investment Return ........        2.79  %         3.25  %         5.22  %         7.44  %         8.59  %         7.50  %
                                    ==========      ==========      ==========      ==========      ==========      ==========
Ratios to Average Net
 Assets:
Expenses .......................         .56  %          .55  %          .56  %          .56  %          .57  %          .59  %
                                    ==========      ==========      ==========      ==========      ==========      ==========
Investment income and
 realized gain on
 investments -- net ............        2.75  %         3.20  %         5.05  %          7.11%*          8.21%*          7.25%*
                                    ==========      ==========      ==========      ==========      ==========      ==========
Supplemental Data:
Net assets, end of year (in
 thousands) ....................    $3,563,595      $3,858,017      $4,452,247      $5,228,619      $3,515,578      $2,494,905
                                    ==========      ==========      ==========      ==========      ==========      ==========


--------
* Includes unrealized gains (losses).
+ Amount is less than $.0001 per share.













                                Government Fund

                               YIELD INFORMATION

     Set forth below is yield information as to the annualized and compounded annualized yield for the indicated seven-day periods.




                                                                Seven-Day Period Ended
                                                           --------------------------------
                                                            March 31, 1998     May 31, 1998
                                                           ----------------   -------------
Annualized Yield:
 Including gains and losses ............................   5.00%              5.04%
 Excluding gains and losses ............................   5.00%              5.04%
Compounded Annualized Yield ............................   5.13%              5.17%
Average Maturity of Portfolio at End of Period .........   74 days            75 days


     The yield of the Government Fund refers to the income generated by an investment in the Government Fund over a stated seven-day period. This income is then annualized: that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The compounded annualized yield (which excludes gains and losses) is calculated similarly but, when annualized, the income earned by an investment in the Government Fund is assumed to be reinvested. The compounded annualized yield will be somewhat higher than the yield because of the effect of the assumed reinvestment.


     The yield on Government Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Government Fund of future yields or rates of return on its shares. The Government Fund's yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. The yield on Government Fund shares for various reasons may not be comparable to the yield on shares of other money market funds or other investments. Current yield information may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield over a stated period of time.


     On occasion, the Government Fund may compare its yield to (i) the average yield reported by the Bank Rate Monitor National Index(TM) for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (ii) yield data reported by Lipper Analytical Services, Inc., (iii) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding, (iv) performance data published by Morningstar Publications, Inc., Money Magazine, U.S. News and World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine or (v) historical yield data relating to other central asset accounts similar to the CMA program. As with yield quotations, yield comparisons should not be considered indicative of the Government Fund's yield or relative performance for any future period.


                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Government Fund are to seek preservation of capital, liquidity and current income available from investing exclusively in a diversified portfolio of short-term marketable securities which are direct obligations of the U.S. Government and repurchase agreements pertaining to such securities. Direct U.S. Government obligations consist of securities issued, or guaranteed as to principal and interest, by the U.S. Government and which are backed by the full faith and credit of the United States. The Government Fund may


                                Government Fund
not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or Government-sponsored enterprises which are not backed by the full faith and credit of the United States. There can be no assurance that the investment objectives of the Government Fund will be realized.

     Investment in Government Fund shares offers several potential benefits. The Government Fund seeks to provide as high a yield potential, consistent with its objectives, as is available from investments in short-term U.S. Government securities utilizing professional money market management and block purchases of securities. It provides high liquidity because of its redemption features and seeks the reduced market risk that generally results from diversification of assets. The shareholder is also relieved from administrative burdens associated with direct investment in short-term U.S. Government securities, such as coordinating maturities and reinvestments, safekeeping and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.

     The Government Fund may invest in the U.S. Government securities described above pursuant to repurchase agreements. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security from the Government Fund at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period.

     Preservation of capital is a prime investment objective of the Government Fund and the direct U.S. Government obligations in which it will invest are generally considered to have the lowest principal risk among money market securities. Historically, direct U.S. Government obligations have generally had lower rates of return than other money market securities with less safety. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Government Fund but only constitute collateral for the seller's obligation to pay the repurchase price. With respect to repurchase agreements, there is also the risk of the failure of parties involved to repurchase at the agreed upon price, in which event the Government Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

     The Government Fund may purchase or sell portfolio securities on a forward commitment basis at fixed purchase or sale terms. The purchase of portfolio securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of the securities purchased on a forward commitment basis will generally decrease. A separate account of the Government Fund will be established with its custodian consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. The Government Fund may also sell money market securities on a forward commitment basis. By doing so, the Fund foregoes the opportunity to sell such securities at a higher price should they increase in value between the trade and settlement dates.

     For purposes of its investment policies, the Government Fund defines short-term U.S. Government securities as securities having a maturity of not more than 762 days (25 months). Fund Asset Management, L.P. (the "Investment Adviser") expects that substantially all the assets of the Government Fund will be invested in securities maturing in not more than 397 days (13 months) but at times some portion may have maturities up to not more than 762 days (25 months). The dollar-weighted average maturity of the Government Fund's portfolio will not exceed 90
                                Government Fund
days. During the Government Fund's fiscal year ended March 31, 1998, the average maturity of its portfolio ranged from 63 days to 85 days.


     Investment Restrictions. The Government Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Government Fund's outstanding voting securities as defined in the Investment Company Act. Among the more significant restrictions, the Government Fund may not: (1) purchase any securities other than short-term marketable securities which are direct obligations of the U.S. Government and repurchase agreements pertaining to such securities; (2) enter into repurchase agreements with any one bank or primary dealer or an affiliate thereof, if immediately thereafter, more than 5% of the value of its total assets (taken at market value) would be invested in repurchase agreements with such bank or primary dealer or an affiliate thereof; and (3) enter into repurchase agreements if, as a result thereof, more than 10% of the Government Fund's total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days.
































                                Government Fund

PROSPECTUS

July 28, 1998


                              CMA Tax-Exempt Fund
  P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800

     CMA Tax-Exempt Fund (the "Tax-Exempt Fund") is a no-load, diversified, open-end investment company seeking current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term high quality Tax-Exempt Securities (as defined herein). Portfolio securities will consist principally of short-term municipal notes, variable rate demand notes and short-term municipal commercial paper. All of the investments of the Tax-Exempt Fund will be in securities with remaining maturities of not more than 397 days (13 months). The dollar-weighted average maturity of the Tax-Exempt Fund's portfolio will be 90 days or less. Dividends are declared and reinvested daily in the form of additional shares at net asset value. The Tax-Exempt Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in the Tax-Exempt Fund is neither insured nor guaranteed by the U.S. Government. The Tax-Exempt Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Tax-Exempt Fund may invest in certain otherwise tax-exempt securities which are classified as "private activity bonds" which may be subject to an alternative minimum tax. See "Taxes". The Tax-Exempt Fund also may invest in derivative or synthetic municipal instruments. See "Investment Objectives and Policies -- Portfolio Investments -- Derivative Products." There can be no assurance that the investment objectives of the Tax-Exempt Fund will be realized.
                               ----------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
        PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ----------------

     This Prospectus is a concise statement of information about the Tax-Exempt Fund that is relevant to making an investment in the Tax-Exempt Fund. This Prospectus should be read carefully and retained for future reference. A statement containing additional information about the Tax-Exempt Fund, dated July 28, 1998 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or writing to the Tax-Exempt Fund at the above telephone number or address. The Commission maintains a Website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information about the Tax-Exempt Fund. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.
                               TABLE OF CONTENTS


                                                  Page
                                                 -----
Fee Table ....................................      2
Financial Highlights .........................      3
Yield Information ............................      4
Investment Objectives and Policies ...........      5
Appendix .....................................    A-1
   Purchase of Shares ........................    A-1
   Redemption of Shares ......................    A-4


                                                  Page
                                                 -----
   Management of the Funds ...................    A-7
   Portfolio Transactions ....................    A-8
   Dividends .................................    A-9
   Determination of Net Asset Value ..........    A-9
   Taxes .....................................    A-10
   Additional Information ....................    A-13

                                   FEE TABLE



Tax-Exempt Fund Annual Operating Expenses (as a percentage of average net assets) for the fiscal year ended March 31, 1998:
   Management Fees(a) ..............................................................         0.39%
   Rule 12b-1 Fees(b) ..............................................................         0.13%
   Other Expenses:
    Dividend and Transfer Agency Fees(c) ................................       0.02%
    Other Fees ..........................................................       0.01%
                                                                                ----
   Total Other Expenses ............................................................         0.03%
                                                                                             ----
   Total Tax-Exempt Fund Operating Expenses ........................................         0.55%
                                                                                             ====


--------
(a) See "Management of the Funds -- Investment Advisory Arrangements" -- page
A-7.
(b) See "Purchase of Shares" -- page A-1.
(c) See "Management of the Funds -- Transfer Agency Services" -- page A-8.


Example:


                                                                                   Cumulative Expenses
                                                                                 Paid for the Period of:
                                                                       --------------------------------------------
                                                                        1 year     3 years     5 years     10 years
                                                                       --------   ---------   ---------   ---------
An investor would pay the following expenses on a $1,000 investment, assuming an operating expense ratio of 0.55% and a 5% annual return
 throughout the periods ............................................   $6         $18         $31         $69

     Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") charges an annual program participation fee, presently $100 for individuals, for the CMA service (an additional fee, presently $25, is charged for participation in the CMA Visa(R) Gold Program). Shareholders of the Tax-Exempt Fund whose accounts are maintained directly with the Tax-Exempt Fund's Transfer Agent and who are not subscribers to the CMA program will not be charged the CMA program fee but will not receive any of the additional services available to CMA program subscribers.

     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Tax-Exempt Fund will bear directly or indirectly. The example set forth above assumes reinvestment of all dividends and distributions. The example should not be considered a representation of past or future expenses and actual expenses may be more or less than those assumed for purposes of the example.











                                Tax-Exempt Fund

                             FINANCIAL HIGHLIGHTS

     Financial statements for the fiscal year ended March 31, 1998 and the independent auditor's report thereon are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in financial statements of the Tax-Exempt Fund audited by Deloitte & Touche LLP, independent auditors.


                                                  For the Year Ended March 31,
                                   -----------------------------------------------------------
                                        1998           1997           1996           1995
                                   -------------- -------------- -------------- --------------
Increase (Decrease) in Net
 Asset Value:
Per Share Operating
 Performance:
Net asset value, beginning of
 year ............................   $    1.00      $    1.00      $    1.00      $    1.00
                                     ---------      ---------      ---------      ---------
 Investment income -- net ........         .03            .03            .03            .03
                                     ---------      ---------      ---------      ---------
 Less dividends from
  investment income -- net                (.03)          (.03)          (.03)          (.03)
                                     ----------     ----------     ----------     ----------
Net asset value, end of year .....   $    1.00      $    1.00      $    1.00      $    1.00
                                     ==========     ==========     ==========     ==========
Total Investment Return ..........         3.16%          3.00%          3.31%          2.76%
                                     ==========     ==========     ==========     ==========
Ratios to Average Net Assets:
Expenses .........................          .55%           .55%           .55%           .55%
                                     ==========     ==========     ==========     ==========
Investment income -- net .........         3.11%          2.94%          3.26%          2.70%
                                     ==========     ==========     ==========     ==========
Supplemental Data:
Net assets, end of year (in
 thousands) ......................   $9,356,705     $8,347,278     $8,164,160     $7,391,964
                                     ==========     ==========     ==========     ==========

                                                                 For the Year Ended March 31,
                                   -----------------------------------------------------------------------------------------
                                        1994           1993           1992           1991           1990           1989
                                   -------------- -------------- -------------- -------------- -------------- --------------
Increase (Decrease) in Net
 Asset Value:
Per Share Operating
 Performance:
Net asset value, beginning of
 year ............................   $    1.00      $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                     ---------      ---------      ---------      ---------      ---------      ---------
 Investment income -- net ........         .02            .02            .04            .05            .06            .05
                                     ---------      ---------      ---------      ---------      ---------      ---------
 Less dividends from
  investment income -- net                (.02)          (.02)          (.04)          (.05)          (.06)          (.05)
                                     ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of year .....   $    1.00      $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                     ==========     ==========     ==========     ==========     ==========     ==========
Total Investment Return ..........         1.96%          2.36%          3.79%          5.37%          5.96%          5.25%
                                     ==========     ==========     ==========     ==========     ==========     ==========
Ratios to Average Net Assets:
Expenses .........................          .55%           .54%           .54%           .54%           .54%           .54%
                                     ==========     ==========     ==========     ==========     ==========     ==========
Investment income -- net .........         1.94%          2.33%          3.70%          5.24%          5.79%          5.11%
                                     ==========     ==========     ==========     ==========     ==========     ==========
Supplemental Data:
Net assets, end of year (in
 thousands) ......................   $7,911,960     $7,527,054     $7,874,437     $8,695,795     $8,356,203     $7,348,164
                                     ==========     ==========     ==========     ==========     ==========     ==========

                                Tax-Exempt Fund

                               YIELD INFORMATION


     Set forth below is yield information as to the annualized and compounded annualized yield and the tax-equivalent yield for the indicated periods.


                                                                Seven-Day Period Ended
                                                           --------------------------------
                                                            March 31, 1998     May 31, 1998
                                                           ----------------   -------------
Annualized Yield .......................................   3.14%              3.21%
Compounded Annualized Yield ............................   3.19%              3.26%
Average Maturity of Portfolio at End of Period .........   46 days            37 days



                                        30-Day Period Ended
                                  --------------------------------
                                   March 31, 1998     May 31, 1998
                                  ----------------   -------------
Tax-equivalent Yield* .........          4.36%            4.46%

--------
* Based upon a Federal income tax rate of 28%.

     The yield of the Tax-Exempt Fund refers to the income generated by an investment in the Tax-Exempt Fund over a stated seven-day period. This income is then annualized: that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The compounded annualized yield is calculated similarly but, when annualized, the income earned by an investment in the Tax-Exempt Fund is assumed to be reinvested. The compounded annualized yield will be somewhat higher than the yield because of the effect of the assumed reinvestment.


     The yield on Tax-Exempt Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Tax-Exempt Fund of future yields or rates of return on its shares. The Tax-Exempt Fund's yield is affected by changes in interest rates on short-term Tax-Exempt Securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Current yield information may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield over a stated period of time.


     On occasion, the Tax-Exempt Fund may compare its yield to (i) yield data published by Lipper Analytical Services, Inc., (ii) performance data published by Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine, (iii) historical yield data relating to other central asset accounts similar to the CMA program or (iv) the average yield reported by the Bank Rate Monitor National IndexTM for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas. As with yield quotations, yield comparisons should not be considered indicative of the Tax-Exempt Fund's yield or relative performance for any future period.







                                Tax-Exempt Fund

                      INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives

     The investment objectives of the Tax-Exempt Fund are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term high quality Tax-Exempt Securities. The Tax-Exempt Fund seeks to achieve its objectives by investing in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or derivative or synthetic municipal instruments, the interest from which is exempt from Federal income tax (such obligations are herein referred to as "Tax-Exempt Securities"). The Tax-Exempt Fund may invest in certain otherwise tax-exempt securities which are classified as "private activity bonds" which may be subject to an alternative minimum tax. See "Taxes." The investment objectives of the Tax-Exempt Fund described in this paragraph are a fundamental policy of the Tax-Exempt Fund and may not be changed without a vote of the majority of the outstanding shares of the Tax-Exempt Fund. There can be no assurance that the investment objectives of the Tax-Exempt Fund will be realized.


Potential Benefits

     Investment in Tax-Exempt Fund shares offers several potential benefits. The Tax-Exempt Fund seeks to provide as high a tax-exempt yield potential, consistent with its objectives, as is available from investments in short-term Tax-Exempt Securities utilizing professional management and block purchases of securities. It provides high liquidity because of its redemption features and seeks the reduced risk that generally results from diversification of assets. The shareholder is also relieved from administrative burdens associated with direct investment in short-term securities, such as coordinating maturities and reinvestments, safekeeping and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.


Portfolio Investments

     The Tax-Exempt Securities in which the Tax-Exempt Fund invests include municipal notes, municipal commercial paper and municipal bonds with a remaining maturity of not more than 397 days (13 months). The Tax-Exempt Fund will also invest in variable rate demand notes and participations therein (see "Variable Rate Demand Notes" below) and derivative or synthetic municipal instruments (see "Derivative Products" below). Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Anticipation notes are sold as interim financing in anticipation of tax collection, bond sales or revenue receipts. Municipal commercial paper refers to short-term unsecured promissory notes issued generally to finance short-term credit needs. The Tax-Exempt Fund may invest in all types of tax-exempt instruments currently outstanding or to be issued in the future which satisfy the short-term maturity and quality standards of the Tax-Exempt Fund.

     The Tax-Exempt Fund presently contemplates that it will not invest more than 25% of its total assets in Tax-Exempt Securities whose issuers are located in the same state. The Tax-Exempt Fund does not intend to invest more than 25% of its total assets in industrial development bonds or private activity bonds where the entities supplying the revenues from which the issues are to be paid are in the same industry.

     Certain of the instruments in which the Tax-Exempt Fund invests, including variable rate demand notes ("VRDNs") and derivative or synthetic municipal instruments ("Derivative Products"), effectively provide the Tax-Exempt Fund with economic interests in long-term municipal bonds, coupled with rights to demand payment
                                Tax-Exempt Fund
of the principal amounts of such instruments from designated counterparties. Under Securities and Exchange Commission rules, the Tax-Exempt Fund treats these instruments as having maturities shorter than the stated maturity dates of the notes, in the case of VRDNs, or the long-term bonds underlying Derivative Products (the "Underlying Bonds"). Such maturities are sufficiently short-term to allow such instruments to qualify as eligible investments for money market funds such as the Tax-Exempt Fund. A demand right is dependent on the financial ability of the counterparty, which is typically a bank, broker-dealer or other financial institution, to purchase the instrument at its principal amount. In addition, the right of the Tax-Exempt Fund to demand payment from a counterparty may be subject to certain conditions, including the creditworthiness of the instrument or the Underlying Bond. If a counterparty is unable to purchase the instrument or, because of conditions on the right of the Tax-Exempt Fund to demand payment, the counterparty is not obligated to purchase the instrument on demand, the Tax-Exempt Fund may be required to dispose of the instrument or the Underlying Bond in the open market, which may be at a price which adversely affects the Tax-Exempt Fund's net asset value.

     Variable Rate Demand Notes. VRDNs are tax-exempt obligations which utilize a floating or variable interest rate adjustment formula and provide an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a short notice period. The interest rates are adjustable at periodic intervals to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are frequently based on the prime rate of a bank or some other appropriate interest rate adjustment index.

     The Tax-Exempt Fund may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically commercial banks ("institutions"). Participating VRDNs provide the Tax-Exempt Fund with a specified undivided interest (up to 100%) of the underlying obligations and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, presently not to exceed 30 days. In addition, each Participating VRDN is backed by an irrevocable letter of credit or similar commitment of the institution. The Tax-Exempt Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit or issuing the repurchase commitment.

     VRDNs that contain an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a notice period exceeding seven days may be deemed to be illiquid securities. A VRDN with a demand notice period exceeding seven days will therefore be subject to the Fund's restriction on illiquid investments unless, in the judgment of the Trustees, such VRDN is liquid. The Trustees may adopt guidelines and delegate to Fund Asset Management, L.P. (the "Investment Adviser") the daily function of determining and monitoring liquidity of such VRDNs. The Trustees, however, will retain sufficient oversight and be ultimately responsible for such determinations.

     The Tax-Exempt Fund has been advised by its counsel that the Tax-Exempt Fund should be entitled to treat the income received on Participating VRDNs as interest from tax-exempt obligations provided that certain conditions are met. It is presently contemplated that the Tax-Exempt Fund will not invest more than a limited amount (not more than 20%) of its total assets in Participating VRDNs.

     Derivative Products. The Tax-Exempt Fund may invest in a variety of Derivative Products. Derivative Products are typically structured by a bank, broker-dealer or other financial institution. A Derivative Product generally

                                Tax-Exempt Fund
consists of a trust or partnership through which the Fund holds an interest in one or more Underlying Bonds coupled with a conditional right to sell ("put") the Fund's interest in the Underlying Bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a Derivative Product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds," which are instruments which grant the holder thereof the right to put an Underlying Bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products," in which the trust or partnership swaps the payments due on an Underlying Bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships," which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. The Tax-Exempt Fund may also invest in other forms of Derivative Products.

     Investments in Derivative Products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. There is some risk that certain issues could be resolved in a manner which could adversely impact the performance of the Tax-Exempt Fund. For example, the tax-exempt treatment of the interest paid to holders of Derivative Products is premised on the legal conclusion that the holders of such Derivative Products have an ownership interest in the Underlying Bonds. While the Fund receives an opinion of legal counsel to the effect that the income from each Derivative Product is tax-exempt to the same extent as the Underlying Bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such Derivative Products would be deemed taxable.


     Municipal Lease Obligations. Also included within the general category of the Tax-Exempt Securities are participation certificates in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, a lease obligation is frequently backed by the lessee's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in lease obligations may be illiquid. The Tax-Exempt Fund may not invest in illiquid lease obligations if such investments, together with all other illiquid investments, would exceed 10% of the Tax-Exempt Fund's net assets. The Tax-Exempt Fund may, however, invest without regard to such limitation in lease obligations which the Investment Adviser, pursuant to guidelines which have been adopted by the Board of Trustees and subject to the supervision of the Board, determines to be liquid. The Investment Adviser will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of Baa or better by Moody's Investors Service, Inc. ("Moody's"), or BBB or better by Standard & Poor's Ratings Services ("Standard & Poor's") or Fitch IBCA, Inc., ("Fitch"). Unrated lease obligations, or those rated below investment grade, will be considered liquid if the obligations come to the market through an underwritten public offering and at least two dealers are willing to give competitive bids. In reference to the unrated lease obligations, the Investment Adviser must, among other things, also review the creditworthiness of the municipality obligated to make payment under the lease obligation and make certain specified determinations based on such factors as the existence of a rating or credit enhancement such as insurance, the frequency of trades or quotes for the obligation and the willingness of dealers to make a market in the obligation.




                                Tax-Exempt Fund

Short-Term Maturity Standards

     All of the investments of the Tax-Exempt Fund will be in securities with remaining maturities of not more than 397 days (13 months). The dollar-weighted average maturity of the Tax-Exempt Fund's portfolio will be 90 days or less. The maturity of VRDNs (including Participating VRDNs) is deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN upon demand or (ii) the period remaining until the VRDN's next interest rate adjustment. If not redeemed by the Tax-Exempt Fund through the demand feature, VRDNs mature on a specified date which may range up to 30 years from the date of issuance.


High Quality Standards

     The Tax-Exempt Fund's portfolio investments in municipal notes and short-term tax-exempt commercial paper will be limited to those obligations which (i) are secured by obligations backed by the full faith and credit of the United States, or (ii) are rated, or issued by issuers who have been rated, in one of the two highest rating categories for short-term municipal debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Trustees of the Tax-Exempt Fund. The Tax-Exempt Fund's investments in municipal bonds (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from the requisite NRSROs a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, will be of comparable quality as determined by the Trustees of the Tax-Exempt Fund. Currently, there are three NRSROs which rate municipal obligations: Fitch, Moody's and Standard & Poor's. Certain tax-exempt obligations (primarily VRDNs and Participating VRDNs) may be entitled to the benefit of letters of credit or similar commitments issued by financial institutions and, in such instances, the Investment Adviser will take into account the obligation of the financial institution in assessing the quality of such instrument. The Tax-Exempt Fund may also purchase other types of tax-exempt instruments if, in the opinion of the Trustees, such obligations are equivalent to securities having the ratings described above.

     Preservation of capital is a prime investment objective of the Tax-Exempt Fund, and, while the types of short-term Tax-Exempt Securities in which the Tax-Exempt Fund invests are not completely risk free, such securities are generally considered by the Investment Adviser to have low risk of the failure of issuers or credit enhancers to meet their principal and interest obligations. These securities have a lower principal risk compared to lower rated obligations and generally to longer term obligations which entail the risk of changing conditions over a longer period of time.


Other Factors

     Management of the Tax-Exempt Fund will endeavor to be as fully invested as reasonably practicable in order to maximize the yield on the Tax-Exempt Fund's portfolio. Because the Tax-Exempt Fund does not intend to realize taxable investment income, it will not invest in taxable short-term money market securities. Tax-Exempt Securities generally do not trade on the basis of same day settlements and, accordingly, a portfolio of such securities cannot be managed on a daily basis with the same flexibility as a portfolio of money market securities which can be bought and sold on a same day basis. There may be times when the Tax-Exempt Fund has uninvested cash resulting from an influx of cash due to large purchases of shares or maturities of portfolio securities. The Tax-Exempt Fund may also be required to maintain cash reserves or incur temporary bank borrowings to make
                                Tax-Exempt Fund
redemption payments which are made on the same day the redemption request is received. Such inability to be fully invested would lower the yield on the portfolio.

     The Tax-Exempt Fund's portfolio holdings represent a significant percentage of the market in short-term tax-exempt securities and the yield on the portfolio could be negatively impacted from time to time by the lack of availability of short-term high quality Tax-Exempt Securities. The Tax-Exempt Fund reserves the right to suspend or otherwise limit sales of its shares if, as a result of difficulties in acquiring portfolio securities, it is determined that it is not in the interests of the Tax-Exempt Fund's shareholders to issue additional shares.

     Tax-Exempt Securities may at times be purchased or sold on a delayed delivery basis or on a when-issued basis. These transactions arise when securities are purchased or sold by the Tax-Exempt Fund with payment and delivery taking place in the future, often a month or more after the purchase. The payment obligation and the interest rate are each fixed at the time the buyer enters into the commitment. The Tax-Exempt Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities prior to settlement date if it is deemed advisable. No new when-issued commitments will be made if more than 40% of the Tax-Exempt Fund's net assets would become so committed. Purchasing Tax-Exempt Securities on a when-issued basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields so increase, the value of the when-issued obligation will generally decrease. The Tax-Exempt Fund will maintain a separate account at its custodian bank consisting of cash or liquid Tax-Exempt Securities (valued on a daily basis) equal at all times to the amount of the when-issued commitment.

     Investment Restrictions. The Tax-Exempt Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Tax-Exempt Fund's outstanding shares as defined in the Investment Company Act. Among the more significant restrictions, the Tax-Exempt Fund may not: (1) purchase any securities other than Tax-Exempt Securities referred to under "Investment Objectives and Policies" herein and "Appendix -- Information Concerning Tax-Exempt Securities" in the Statement of Additional Information; (2) invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities of any one issuer except that such restriction shall not apply to securities backed (i.e., guaranteed) by the United States Government or its agencies or instrumentalities (for purposes of this restriction, the Tax-Exempt Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of a non-government entity then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer); and (3) invest more than 5% of its total assets (taken at market value at the time of each investment) in industrial revenue bonds where the entity supplying the revenues from which the issue is to be paid, including predecessors, has a record of less than three years of continuous operation.









                                Tax-Exempt Fund

                     [This page intentionally left blank.]

PROSPECTUS

July 28, 1998


                               CMA Treasury Fund
  P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800

     CMA Treasury Fund (the "Treasury Fund") is a no-load, diversified, open-end investment company seeking preservation of capital, liquidity and current income available from investing exclusively in a diversified portfolio of short-term marketable securities which are direct obligations of the U.S. Treasury. Dividends are declared and reinvested daily in the form of additional shares at net asset value. The Treasury Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in the Treasury Fund is neither insured nor guaranteed by the U.S. Government. The Treasury Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"). There can be no assurance that the investment objectives of the Treasury Fund will be realized.
                      -----------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                            IS A CRIMINAL OFFENSE.
                      -----------------------------------

     This Prospectus is a concise statement of information about the Treasury Fund that is relevant to making an investment in the Treasury Fund. This Prospectus should be read carefully and retained for future reference. A statement containing additional information about the Treasury Fund, dated July 28, 1998 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or writing to the Treasury Fund at the above telephone number or address. The Commission maintains a Website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information about the Treasury Fund. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                               TABLE OF CONTENTS




                                                  Page
                                                 -----
Fee Table ....................................      2
Financial Highlights .........................      3
Yield Information ............................      4
Investment Objectives and Policies ...........      5
Appendix .....................................    A-1
   Purchase of Shares ........................    A-1
   Redemption of Shares ......................    A-4


                                                  Page
                                                 -----
   Management of the Funds ...................    A-7
   Portfolio Transactions ....................    A-8
   Dividends .................................    A-9
   Determination of Net Asset Value ..........    A-9
   Taxes .....................................   A-10
   Additional Information ....................   A-13

                                   FEE TABLE



Treasury Fund Annual Operating Expenses (as a percentage of average net assets)
 for the fiscal year ended March 31, 1998:
   Management Fees(a) ....................................................................         0.42%
   Rule 12b-1 Fees(b) ....................................................................         0.13%
   Other Expenses:
    Dividend and Transfer Agency Fees(c) ......................................       0.02%
    Other Fees ................................................................       0.03%
                                                                                      ----
   Total Other Expenses ..................................................................         0.05%
                                                                                                   ----
   Total Treasury Fund Operating Expenses ................................................         0.60%
                                                                                                   ====


--------
(a) See "Management of the Funds -- Investment Advisory Arrangements" -- page
A-7.
(b) See "Purchase of Shares" -- page A-1.
(c) See "Management of the Funds-Transfer Agency Services" -- page A-8.


Example:




                                                                                   Cumulative Expenses
                                                                                 Paid for the Period of:
                                                                       --------------------------------------------
                                                                        1 year     3 years     5 years     10 years
                                                                       --------   ---------   ---------   ---------
An investor would pay the following expenses on a $1,000 investment, assuming an operating expense ratio of 0.60% and a 5% annual return
 throughout the periods ............................................   $6         $19         $33         $75


     Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") charges an annual program participation fee, presently $100 for individuals, for the CMA service (an additional fee, presently $25, is charged for participation in the CMA Visa(R) Gold Program). Shareholders of the Treasury Fund whose accounts are maintained directly with the Fund's Transfer Agent and who are not subscribers to the CMA program will not be charged the CMA program fee but will not receive any of the additional services available to CMA program subscribers.

     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Treasury Fund will bear directly or indirectly. The example set forth above assumes reinvestment of all dividends and distributions. The example should not be considered a representation of past or future expenses and actual expenses may be more or less than those assumed for purposes of the example.
                                 Treasury Fund

                             FINANCIAL HIGHLIGHTS


     Financial statements for the fiscal year ended March 31, 1998 and the independent auditor's report thereon are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in financial statements of the Treasury Fund audited by Deloitte & Touche LLP, independent auditors.





                                             For the Year Ended March 31,
                                    -----------------------------------------------
                                          1998            1997            1996
                                    --------------- --------------- ---------------
Increase (Decrease) in Net
 Asset Value:
Per Share Operating
 Performance:
Net asset value, beginning of
 period ...........................    $   1.00        $   1.00        $   1.00
                                       --------        --------        --------
 Investment income -- net .........       .0475           .0461           .0498
 Realized and unrealized gain
   (loss) on
   investments -- net .............       .0008        ( .0001)           .0001
                                       ----------      ----------      ----------
Total from investment
 operations .......................       .0483           .0460           .0499
                                       ----------      ----------      ----------
Less dividends and
 distributions:
 Investment income -- net .........      (.0475)         (.0461)         (.0498)
 Realized gain on
   investments -- net .............      (.0005)         (.0001)         (.0003)
                                       ----------      ----------      ----------
Total dividends and
 distributions ....................      (.0480)         (.0462)         (.0501)
                                       ----------      ----------      ----------
Net asset value, end of period.....    $   1.00        $   1.00        $   1.00
                                       ==========      ==========      ==========
Total Investment Return ...........        4.92  %         4.74  %         5.14  %
                                       ==========      ==========      ==========
Ratios to Average Net Assets:
Expenses, net of
 reimbursement ....................         .60  %          .59  %          .60  %
                                       ==========      ==========      ==========
Expenses ..........................         .60  %          .59  %          .60  %
                                       ==========      ==========      ==========
Investment income and
 realized gain on
 investments -- net ...............        4.82  %         4.59  %         5.01  %
                                       ==========      ==========      ==========
Supplemental Data:
Net assets, end of period (in
 thousands) .......................    $2,279,822      $1,968,516      $1,791,760
                                       ==========      ==========      ==========



                                                                                        For the Period
                                                                                        April 15, 1991+
                                             For the Year Ended March 31,               to March 31,
                                    -----------------------------------------------    ----------------
                                          1995            1994            1993            1992
                                    --------------- --------------- --------------- ----------------
Increase (Decrease) in Net
 Asset Value:
Per Share Operating
 Performance:
Net asset value, beginning of
 period ...........................      $   1.00        $   1.00        $   1.00        $   1.00
                                         --------        --------        --------        --------
 Investment income -- net .........         .0409           .0250           .0278           .0453
 Realized and unrealized gain
   (loss) on
   investments -- net .............         .0004           .0002           .0026           .0019
                                       ----------      ----------      ----------      ----------
Total from investment
 operations .......................         .0413           .0252           .0304           .0472
                                       ----------      ----------      ----------      ----------
Less dividends and
 distributions:
 Investment income -- net .........       (.0409)         (.0250)         (.0278)        (.0453)
 Realized gain on
   investments -- net .............       (.0002)         (.0004)         (.0024)        (.0020)
                                       ----------      ----------      ----------      ----------
Total dividends and
 distributions ....................       (.0411)         (.0254)         (.0302)        (.0473)
                                       ----------      ----------      ----------      ----------
Net asset value, end of period.....     $   1.00        $   1.00        $   1.00        $   1.00
                                       ==========      ==========      ==========      ==========
Total Investment Return ...........         4.18  %         2.57  %         3.07  %        5.04%*
                                       ==========      ==========      ==========      ==========
Ratios to Average Net Assets:
Expenses, net of
 reimbursement ....................          .62  %          .61  %          .60  %         .49%*
                                       ==========      ==========      ==========      ==========
Expenses ..........................          .62  %          .61  %          .62  %         .68%*
                                       ==========      ==========      ==========      ==========
Investment income and
 realized gain on
 investments -- net ...............         4.20  %         2.55  %         3.01  %        4.67%*
                                       ==========      ==========      ==========      ==========
Supplemental Data:
Net assets, end of period (in
 thousands) .......................   $1,428,724      $1,220,440      $1,287,061     $1,221,461
                                      ==========      ==========      ==========     ==========


--------
+ Commencement of Operations.
* Annualized.
                                 Treasury Fund

                               YIELD INFORMATION

     Set forth below is yield information as to the annualized and compounded annualized yield for the indicated seven-day periods.



                                                                Seven-Day Period Ended
                                                           --------------------------------
                                                            March 31, 1998     May 31, 1998
                                                           ----------------   -------------
Annualized Yield:
 Including gains and losses ............................   4.80%              4.78%
 Excluding gains and losses ............................   4.80%              4.67%
Compounded Annualized Yield ............................   4.92%              4.78%
Average Maturity of Portfolio at End of Period .........   80 days            77 days


     The yield of the Treasury Fund refers to the income generated by an investment in the Treasury Fund over a stated seven-day period. This income is then annualized; that is, the amount of income generated by the investment during that period is assumed to be generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The compounded annualized yield (which excludes gains and losses) is calculated similarly but, when annualized, the income earned by an investment in the Treasury Fund is assumed to be reinvested. The compounded annualized yield will be somewhat higher than the yield because of the effect of the assumed reinvestment.


     The yield on Treasury Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Treasury Fund of future yields or rates of return on its shares. The Treasury Fund's yield is affected by changes in interest rates on Treasury securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. The yield on Treasury Fund shares for various reasons may not be comparable to the yield on shares of other money market funds or other investments. Current yield information may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield over a stated period of time.


     On occasion, the Treasury Fund may compare its yield to (i) the average yield reported by the Bank Rate Monitor National IndexTM for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (ii) yield data reported by Lipper Analytical Services, Inc., (iii) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding, (iv) performance data published by Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine or (v) historical yield data relating to other central asset accounts similar to the CMA program. As with yield quotations, yield comparisons should not be considered indicative of the Treasury Fund's yield or relative performance for any future period.

                                 Treasury Fund

                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Treasury Fund are to seek preservation of capital, liquidity and current income available from investing exclusively in a diversified portfolio of short-term marketable securities which are direct obligations of the U.S. Treasury. There can be no assurance that the investment objectives of the Treasury Fund will be realized.

     Preservation of capital is a prime investment objective of the Treasury Fund and the direct U.S. Treasury obligations in which it will invest are generally considered to have the lowest principal risk among money market securities. Historically, direct U.S. Treasury obligations have generally had lower rates of return than other money market securities with less safety.


     For purposes of its investment objectives, the Treasury Fund defines short-term marketable securities which are direct obligations of the U.S. Treasury as any U.S. Treasury obligations having maturities of no more than 762 days (25 months). The dollar-weighted average maturity of the Treasury Fund's portfolio will not exceed 90 days. For the year ended March 31, 1998, the average maturity of the Treasury Fund's portfolio ranged from 60 days to 86 days.


     Investment in Treasury Fund shares offers several potential benefits. The Treasury Fund seeks to provide as high a yield potential, consistent with its objectives, as is available through investment in short-term U.S. Treasury obligations utilizing professional money market management and block purchases of securities. It provides high liquidity because of its redemption features and seeks the reduced market risk that generally results from diversification of assets. The shareholder is also relieved from administrative burdens associated with direct investment in U.S. Treasury securities, such as coordinating maturities and reinvestments, and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.

     Forward Commitments. The Treasury Fund may purchase or sell portfolio securities on a forward commitment basis at fixed purchase or sale terms. The purchase of portfolio securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of the securities purchased on a forward commitment basis will generally decrease. A separate account of the Treasury Fund will be established with its custodian consisting of cash or Treasury securities having a market value at all times at least equal to the amount of the forward purchase commitment. The Treasury Fund may also sell securities on a forward commitment basis. By doing so, the Fund foregoes the opportunity to sell such securities at a higher price should they increase in value between the trade and settlement dates.

     Investment Restrictions. The Treasury Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Treasury Fund's outstanding voting securities as defined in the Investment Company Act. Among the more significant restrictions, the Treasury Fund may not purchase any securities other than direct obligations of the U.S. Treasury with remaining maturities of 762 days (25 months) or less.





                                 Treasury Fund

                     [This page intentionally left blank.]

                                   Appendix

     This Appendix constitutes a part of the Prospectuses of CMA Money Fund (the "Money Market Fund"), CMA Government Securities Fund (the "Government Fund"), CMA Tax-Exempt Fund (the "Tax-Exempt Fund") and CMA Treasury Fund (the "Treasury Fund"). The Money Market Fund, the Government Fund, the Tax-Exempt Fund and the Treasury Fund are referred to in this Appendix collectively as the "Funds." Unless otherwise indicated, the information set forth herein is applicable to each Fund. Management of the Funds has considered the possibility that the use of a combined prospectus may subject one Fund to liability for an alleged misstatement relating to another Fund. Management believes that this possibility is remote.


     As described in the description of the Merrill Lynch Cash Management Account program, a subscriber to CMA financial services may also elect to have free credit balances in CMA accounts deposited in individual money market deposit accounts established for such subscriber at designated depository institutions pursuant to the Insured SavingsSM Account (the "Insured Savings Account"). In addition, investors may also have their free credit balances invested in certain series of CMA Multi-State Municipal Series Trust (the "CMA State Funds"), each of which is designed to provide income that is exempt from Federal income taxes, personal income taxes of the designated state and, in certain instances, local personal income taxes, local personal property taxes and/or state intangible personal property taxes. For more information about the CMA State Funds, investors should contact their Merrill Lynch Financial Consultants. The Funds, the CMA State Funds and the Insured Savings Account are collectively referred to in this Appendix as the Money Accounts. However, this Appendix does not purport to describe the Insured Savings Account or the CMA State Funds. Prospective participants in the Insured Savings Account are referred to the fact sheet with respect thereto which is available from Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), and prospective investors in the CMA State Funds are referred to the prospectuses for those funds which are available from Merrill Lynch.



                              PURCHASE OF SHARES

     The shares of the Funds are offered to participants in the CMA program to provide a medium for the investment of free credit balances held in CMA accounts and to individual investors maintaining accounts directly with the Funds' Transfer Agent. Persons subscribing to CMA services will have free credit balances invested in shares of the Money Market Fund, the Government Fund, the Tax-Exempt Fund or the Treasury Fund, depending on which Fund has been designated by the participant as the primary investment account (the "Primary Money Account"). Alternatively, subscribers may designate the Insured Savings Account or one of the CMA State Funds as their Primary Money Account.

     Purchases of shares of a Fund designated as the Primary Money Account will be made pursuant to the CMA automatic or manual purchase procedures described below. Purchases of shares of the Funds may also be made by investors maintaining accounts with the Funds' Transfer Agent pursuant to the procedures described below.

     The purchase price for shares of the Funds is the net asset value per share next determined after receipt by a Fund of an automatic or manual purchase order in proper form. Shares purchased will receive the next dividend declared after such shares are issued which will be immediately prior to the 12 noon, New York time, pricing on the following business day. A purchase order will not be effective until cash in the form of Federal funds becomes available to the Fund (see below for information as to when free credit balances held in CMA accounts become available to the Funds). There are no minimum investment requirements for subscribers to the Cash Management Account program other than for manual purchases.

Purchase of Shares by Cash Management Account Subscribers

     Subscribers to the CMA service have the option to change the designation of their Primary Money Account at any time by notifying their Merrill Lynch Financial Consultants. At that time, a subscriber may instruct his or her Financial Consultant to redeem shares of a Fund designated as the Primary Money Account and to transfer the proceeds to the newly-designated Primary Money Account.

     Automatic Purchases. Free credit balances arising in a CMA account are automatically invested in shares of a Fund designated as the Primary Money Account not later than the first business day of each week on which either the New York Stock Exchange or New York banks are open, which normally will be Monday. Free credit balances arising from the following transactions will be invested automatically prior to the automatic weekly sweeps. Free credit balances arising from the sale of securities which do not settle on the day of the transaction (such as most common and preferred stock transactions) and from principal repayments on debt securities become available to the Funds and will be invested in shares on the business day following receipt of the proceeds with respect thereto in the CMA account.Proceeds from the sale of securities settling on a same day basis will also be invested in shares on the next business day following receipt. Free credit balances of $1,000 or more arising from cash deposits into a CMA account, dividend and interest payments or any other source become available to the Funds and are invested in shares on the next business day following receipt in the CMA account unless such balance results from a cash deposit made after the cashiering deadline of the Merrill Lynch office in which the deposit is made, in which case the resulting free credit balances are invested on the second following business day. A CMA participant desiring to make a cash deposit should contact his or her Merrill Lynch Financial Consultant for information concerning the local office's cashiering deadline, which is dependent on such office's arrangements with its commercial banks. Free credit balances of less than $1,000 are invested in shares in the automatic weekly sweep. Free credit balances of $1.00 or more are invested daily in certain accounts including those established under the Working Capital ManagementTM account program or the CMA for Retirement Plans program. Additional information on these programs is available from Merrill Lynch.


     Manual Purchases. Subscribers to the CMA service may make manual investments of $1,000 or more at any time in shares of a Fund not selected as their Primary Money Account. Manual purchases shall be effective on the day following the day the order is placed with Merrill Lynch, except that orders involving cash deposits made on the date of a manual purchase shall become effective on the second business day thereafter if they are placed after the cashiering deadline referred to in the preceding paragraph. As a result, CMA customers who enter manual purchase orders which include cash deposits made on that day after such cashiering deadline will not receive the daily dividend which would have been received had their orders been entered prior to the deadline. In addition, manual purchases of $500,000 or more can be made effective on the same day the order is placed with Merrill Lynch provided that requirements as to timely notification and transfer of a Federal funds wire in the proper amount are met. CMA customers desiring further information on this method of purchasing shares should contact their Merrill Lynch Financial Consultants.

     Merrill Lynch reserves the right to terminate a subscriber's participation in the Cash Management Account program for any reason.

     All purchases of the Funds' shares and dividend reinvestments will be confirmed to Cash Management Account subscribers (rounded to the nearest share) in the transaction statement which is sent to all participants in such Account monthly.

Purchase of Shares by Non-Cash Management Account Subscribers

     Shares of the Funds may be purchased by investors maintaining accounts directly with the Funds' Transfer Agent who are not subscribers to the Cash Management Account program. Shareholders of the Funds not subscribing to such program will not be charged the applicable program fee, but will not receive any of the services available to program subscribers, such as the Visa card/check account or the automatic investment of free credit balances. The minimum initial purchase for non-program subscribers is $5,000 and the minimum subsequent purchase is $1,000. Investors desiring to purchase shares directly through the Transfer Agent as described below should contact Merrill Lynch Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290 or call (800) 221-7210.

     Payment to the Transfer Agent. Investors who are not subscribers to the CMA program may submit purchase orders directly by mail or otherwise to the Transfer Agent. Purchase orders by mail should be sent to Merrill Lynch Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Purchase orders which are sent by hand should be delivered to Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Investors opening a new account must enclose a completed Purchase Application which is available from Merrill Lynch Financial Data Services, Inc. Existing shareholders should enclose the detachable stub from a monthly account statement which they have received. Checks should be made payable to Merrill Lynch, Pierce, Fenner & Smith Incorporated. Certified checks are not necessary, but checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Payments for the accounts of corporations, foundations and other organizations may not be made by third party checks. Since there is a three-day settlement period applicable to the sale of most securities, delays may occur when an investor is liquidating other investments for investment in one of the Funds.

     As described under "Investment Objectives and Policies" in its Prospectus, the Tax-Exempt Fund has reserved the right to suspend or otherwise limit sales of its shares if, as a result of difficulties in obtaining portfolio securities, it is determined that it is not in the interests of the Tax-Exempt Fund's shareholders to issue additional shares. If sales of shares of the Tax-Exempt Fund are suspended, shareholders who have designated such Fund as their Primary Money Account will be permitted to designate the Money Market Fund, the Government Fund, the Treasury Fund, one of the CMA State Funds (if available) or the Insured Savings Account as their Primary Money Account. Pending such an election, Merrill Lynch will consider various alternatives with respect to automatic investments for such accounts, including the investment of free credit balances in such accounts in shares of the Money Market Fund, the Government Fund or the Treasury Fund.

     Each Fund has entered into a Distribution Agreement with Merrill Lynch pursuant to which Merrill Lynch acts as the distributor for the Fund.


     Each Fund has adopted a Distribution and Shareholder Servicing Plan (each, a "Distribution Plan") in compliance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act") pursuant to which Merrill Lynch receives a distribution fee under the Distribution Agreement from each Fund at the end of each month at the annual rate of 0.125% of average daily net assets of such Fund attributable to subscribers to the CMA program and to investors maintaining securities accounts at Merrill Lynch or maintaining accounts directly with the Transfer Agent who are not subscribers to such program, except that the value of the Fund shares in accounts maintained directly with the Transfer Agent which are not serviced by Merrill Lynch Financial Consultants will be excluded. The fees reimburse Merrill Lynch only for actual expenses incurred in the fiscal year in which the fees are paid. The distribution fee is to compensate Merrill Lynch Financial Consultants and other directly involved branch office personnel for selling shares of each Fund and for providing direct personal services to shareholders. For the fiscal year ended March 31, 1998, $73,072,956 was paid to Merrill

Lynch pursuant to the Distribution Plans: $55,763,388 by the Money Market Fund, $4,090,796 by the Government Fund, $10,594,071 by the Tax-Exempt Fund and $2,624,701 by the Treasury Fund. The annual fee paid to Merrill Lynch for the fiscal year ended March 31, 1998 aggregated 0.125% of average daily net assets of each Fund.



                             REDEMPTION OF SHARES

     Each Fund is required to redeem for cash all full and fractional shares of the Fund. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described in accordance with either the automatic or manual procedures set forth below. If such notice is received by the Transfer Agent prior to the 12 noon, New York time, pricing on any business day, the redemption will be effective on such day. Payment of the redemption proceeds will be made on the same day the redemption becomes effective. If the notice is received after 12 noon, New York time, the redemption will be effective on the next business day and payment will be made on such next day.


Redemption of Shares by Cash Management Account Subscribers

     Automatic Redemptions. Redemptions will be effected automatically by Merrill Lynch to satisfy debit balances in the Securities Account created by activity therein or to satisfy debit balances created by Visa card purchases, card advances (which may be obtained through participating banks and automated teller machines) or checks written against the Visa Account. Each CMA account will be automatically scanned for debits each business day prior to 12 noon, New York time. After application of any free credit balances in the account to such debits, shares of the Funds (or the CMA State Funds, if applicable) will be redeemed at net asset value at the 12 noon, New York time pricing, and funds deposited pursuant to the Insured Savings Account will be withdrawn, to the extent necessary to satisfy any remaining debits in either the Securities Account or the Visa Account. Automatic redemptions or withdrawals will be made first from the participant's Primary Money Account and then, to the extent necessary, from Money Accounts not designated as the Primary Money Account. Unless otherwise requested, in those instances where shareholders request transactions that settle on a "same-day" basis (such as Federal Funds wire redemptions, branch office checks, transfers to other Merrill Lynch accounts and certain securities transactions) the Fund shares necessary to effect such transactions will be deemed to have been transferred to Merrill Lynch prior to the Fund's declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption. Unless otherwise requested by the participant, redemptions or withdrawals from non-Primary Money Accounts will be made in the order the Money Accounts were established; thus, redemptions or withdrawals will first be made from the non-Primary Money Account which the participant first established. Margin loans through the Investor CreditLineSM service will be utilized to satisfy debits remaining after the liquidation of all funds invested in or deposited through Money Accounts, and shares of the Funds may not be purchased, nor may deposits be made pursuant to the Insured Savings Account, until all debits and margin loans in the account are satisfied.

     Merrill Lynch, in conjunction with an affiliate, offers a modified feature, the CMA Visa(R) Gold Program, to the CMA account for individual shareholders. Participants in the CMA Visa(R) Gold Program may purchase goods or services at participating merchants with the Visa(R) Gold card. Such purchases may be paid for by automatic debit on the fourth Wednesday of each month. See the Merrill Lynch Cash Management Account Program Description for more information concerning the CMA Visa(R) Gold Program.

     As set forth in the current description of the CMA program, a participant whose Securities Account is a margin account through the Investor CreditLineSM service may designate a minimum balance to be maintained in shares of the Funds or the CMA State Funds or deposits made pursuant to the Insured Savings Account (the

"Minimum Money Accounts Balance"). If a participant designates a Minimum Money Accounts Balance, the shares or deposits representing such balance will not be redeemed or withdrawn until loans equal to the available margin loan value of securities in the Securities Account have been made. Participants considering the establishment of a Minimum Money Accounts Balance should review the description of this service contained in the description of the CMA program which is available from Merrill Lynch.

     Shareholders of the Funds may arrange to have periodic investments made in certain other mutual funds sponsored by Merrill Lynch through the CMA Automated Investment Program. Under this program, the shareholder's Money Account will be automatically debited at periodic intervals in an amount of $250 or more, as selected by the shareholder, and investment made in the fund the shareholder has designated. Further information on this program is available from Merrill Lynch.

     Manual Redemptions. Shareholders may redeem shares of a Fund directly by submitting a written notice of redemption directly to Merrill Lynch, which will submit the requests to the Funds' Transfer Agent. Cash proceeds from the manual redemption of Fund shares will be ordinarily mailed to the shareholder at his or her address of record, or upon request, mailed or wired (if $10,000 or more) to his or her bank account. Redemption requests should not be sent to the Fund or the Transfer Agent. If inadvertently sent to the Fund or the Transfer Agent, redemption requests will be forwarded to Merrill Lynch. The notice requires the signatures of all persons in whose name the shares are registered, signed exactly as their names appear on their monthly statement. The signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as such is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. In certain instances, additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required. CMA customers desiring to effect manual redemptions should contact their Merrill Lynch Financial Consultants.

     All redemptions of Fund shares will be confirmed to Cash Management Account subscribers (rounded to the nearest share) in the CMA Transaction Statement which is sent to all CMA participants monthly.


Redemption of Shares by Non-Cash Management Account Subscribers

     Shareholders may redeem shares of the Funds held in a Merrill Lynch securities account directly by submitting a written notice of redemption to Merrill Lynch, which will submit the requests to the Funds' Transfer Agent as described above under "Redemption of Shares -- Redemption of Shares by Cash Management Account Subscribers -- Manual Redemptions."

     Shareholders maintaining an account directly with the Transfer Agent, who are not CMA program participants, may redeem shares of the Funds by submitting a written notice by mail directly to the Transfer Agent, Merrill Lynch Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Redemption requests which are sent by hand should be delivered to Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Cash proceeds from the manual redemption of Fund shares will be mailed to the shareholder at his or her address of record. Redemption requests should not be sent to the Funds or Merrill Lynch. If inadvertently sent to the Funds or Merrill Lynch, such redemption requests will be forwarded to the Transfer Agent. The notice requires the signatures of all persons in whose names the shares are registered, signed exactly as their names appear on their monthly statement. The signature(s) on the notice must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent by the use of industry publications. Notarized signatures are not sufficient. In certain instances, additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.
                               ----------------
     At various times the Funds may be requested to redeem shares, in manual or automatic redemptions, with respect to which good payment has not yet been received by Merrill Lynch. A Fund may delay, or cause to be delayed, the payment of the redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days. In addition, the Funds reserve the right not to effect automatic redemptions where the shares to be redeemed have been purchased by check within 15 days prior to the date the redemption request is received.

     Merrill Lynch, in conjunction with another subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), offers a modified version of the CMA account which has been designed for corporations and other businesses. This account, the Working Capital ManagementTM account ("WCMA(R) account"), provides participants with the features of a regular CMA account and also optional lines of credit. A brochure describing the WCMA program, as well as information concerning charges for participation in the program, is available from Merrill Lynch.

     Participants in the WCMA program are able to invest funds in one or more of the Funds designated by them. Checks and other funds transmitted to a WCMA account will generally be applied, first to the payment of pending securities transactions or other charges in the participant's securities account, second, to reduce outstanding balances in the lines of credit available through such program and, third, to purchase shares of the designated Fund. To the extent not otherwise applied, funds transmitted by Federal funds wire or an automated clearinghouse service will be invested in shares of the designated Fund on the business day following receipt of such funds by Merrill Lynch. Funds received in a WCMA account from the sale of securities will be invested in the designated Fund as described above. The amount payable on a check received in a WCMA account prior to the cashiering deadline referred to above will be invested on the second business day following receipt of the check by Merrill Lynch. Redemptions of Fund shares will be effected as described above to satisfy debit balances, such as those created by purchases of securities or by checks written against a bank providing checking services to WCMA participants. WCMA participants that have a line of credit will, however, be permitted to maintain a minimum Fund balance; for participants who elect to maintain such a balance, debits from check usage will be satisfied through the line of credit so that such balance is maintained. However, if the full amount of available credit is not sufficient to satisfy the debit, it will be satisfied from the minimum balance.

     From time to time, Merrill Lynch also may offer the Funds to participants in certain other programs sponsored by Merrill Lynch. Some or all of the features of the CMA account may not be available in such programs. For more information on the services available under such programs, participants should contact their financial consultants.

                            MANAGEMENT OF THE FUNDS

Trustees

     The Trustees of each Fund consist of six individuals, five of whom are not "interested persons" of the Fund as defined in the Investment Company Act. The Trustees of each Fund are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

     The Trustees of each Fund are:


   ARTHUR ZEIKEL* -- Chairman of Fund Asset Management, L.P. (the "Investment
     Adviser") and its affiliate, Merrill Lynch Asset Management, L.P. ("MLAM"); Chairman and Director of Princeton Services, Inc. ("Princeton Services"); Executive Vice President of ML & Co.

     RONALD W. FORBES -- Professor of Finance, School of Business, State University of New York at Albany.

     CYNTHIA A. MONTGOMERY -- Professor of Competition and Strategy, Harvard Business School.


   CHARLES C. REILLY -- Self-employed financial consultant; former President and Chief Investment Officer of Verus Capital, Inc.; former Senior Vice President of Arnhold and S. Bleichroeder, Inc.

   KEVIN A. RYAN -- Professor of Education, Boston University; Founder and current Director of the Boston University Center for the Advancement of Ethics and Character.

     RICHARD R. WEST -- Dean Emeritus, New York University, Leonard N. Stern School of Business Administration.

----------
* Interested person, as defined in the Investment Company Act, of each Fund.


Investment Advisory Arrangements


     The Investment Adviser is owned and controlled by ML & Co., a financial services holding company and the parent of Merrill Lynch. The Asset Management Group of ML & Co. (which includes the Investment Adviser) acts as the investment adviser for more than 100 registered investment companies and provides investment advisory services to individuals and institutional accounts. As of April 30, 1998, the Asset Management Group had a total of approximately $490 billion in investment company and other portfolio assets under management. This amount includes assets managed for certain affiliates of the Investment Adviser.

     Each Fund has entered into a separate investment advisory agreement with the Investment Adviser (the "Investment Advisory Agreements"). The Investment Advisory Agreements with the Investment Adviser (the "Investment Advisory Agreements") provide that, subject to the supervision of the Trustees, the Investment Adviser is responsible for the actual management of the Funds' portfolios and constantly reviews the Funds' holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to the review of the Board of Trustees. The Investment Adviser also performs certain of the other administrative services and provides all of the office space, facilities, equipment and necessary personnel for portfolio management of the Funds.


     As compensation for its services under the Investment Advisory Agreements, the Investment Adviser receives a fee from each Fund at the end of each month at the annual rates of 0.50% of the first $500 million of average daily net assets of the Fund, 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion, and 0.375% of average daily net assets in excess of $1 billion.

     The following table sets forth information as to the advisory fees paid by each Fund for the fiscal year ended March 31, 1998. The information does not include amounts paid under each Fund's Distribution Plan to Merrill Lynch.





                             Fiscal Year Ended March 31, 1998
                         ----------------------------------------
                                           Average
                           Fee Paid      Net Assets     Effective
CMA Fund                  (millions)     (billions)     Fee Rate
----------------------   ------------   ------------   ----------
Money Market .........     $ 170.2         $ 45.2          0.38%
Government ...........     $  13.4         $  3.3          0.40%
Tax-Exempt ...........     $  33.0         $  8.6          0.39%
Treasury .............     $   8.8         $  2.1          0.42%



     The Investment Advisory Agreements obligate each Fund to pay certain expenses incurred in its operations, including, among other things, the investment advisory fee, legal and audit fees, unaffiliated Trustees' fees and expenses, registration fees, custodian and transfer agency fees, accounting and pricing costs, and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information. Accounting services are provided to each of the Funds by the Investment Adviser, and each Fund reimburses the Investment Adviser for its costs in connection with such services. For the fiscal year ended March 31, 1998, the amounts of such reimbursement paid by the Money Market Fund, the Government Fund, the Tax-Exempt Fund and the Treasury Fund aggregated $1,371,794, $219,396, $441,217 and $177,256, respectively. For the fiscal year ended March 31, 1998, the ratio of total expenses to average net assets was 0.57% for the Money Market Fund, 0.57% for the Government Fund, 0.55% for the Tax-Exempt Fund and 0.60% for the Treasury Fund (excluding payments under the Funds' Distribution Plans).



Transfer Agency Services


     Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent"), which is a subsidiary of ML & Co., acts as the Funds' Transfer Agent pursuant to a Transfer Agency, Shareholder Servicing Agency, and Proxy Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee at the rate of $10.00 per account and the Transfer Agent is entitled to reimbursement from the Fund for certain transaction charges and out-of-pocket expenses incurred by it under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co. For the year ended March 31, 1998, the total fee paid by each Fund to the Transfer Agent pursuant to the Transfer Agency Agreement was $17,058,436 by the Money Market Fund, $531,773 by the Government Fund, $1,465,966 by the Tax-Exempt Fund and $434,043 by the Treasury Fund.



                            PORTFOLIO TRANSACTIONS

     The portfolio securities in which the Funds invest are traded primarily in the over-the-counter market. Where possible, the Funds will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the issuer. Such portfolio securities generally are traded on a net basis and normally do not involve either brokerage commissions or transfer taxes. The cost of executing portfolio transactions primarily will consist of dealer spreads and underwriting commissions. Under the Investment Company Act, persons affiliated with the Funds are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission (the "Commission"). An affiliated person of a Fund may serve as its broker in over-the-counter transactions conducted for the Funds.

     The Commission has issued exemptive orders permitting the Money Market Fund, the Government Fund, the Tax-Exempt Fund and the Treasury Fund to conduct certain principal transactions with Merrill Lynch Government Securities Inc., its subsidiary Merrill Lynch Money Markets Inc. and Merrill Lynch, subject to certain terms and conditions. For the fiscal year ended March 31, 1998, the Money Market Fund engaged in 146 transactions pursuant to such orders aggregating approximately $10.4 billion; the Government Fund engaged in no transactions pursuant to such orders; the Tax-Exempt Fund engaged in 20 transactions pursuant to such orders aggregating approximately $353.7 million; the Treasury Fund engaged in 7 transactions pursuant to such orders aggregating approximately $48.6 million.



                                   DIVIDENDS

     All of the net income of each Fund is declared as dividends daily. Each Fund's net income for dividend purposes is determined by the Investment Adviser at 12 noon, New York time, on each day the New York Stock Exchange or New York banks are open for business immediately prior to the determination of the Fund's net asset value on that day (see "Determination of Net Asset Value"). Net income of the Money Market Fund, the Government Fund and the Treasury Fund (from the time of the immediately preceding determination thereof) consists of
(i) interest accrued and/or discount earned (including both original issue and market discount), (ii) less the estimated expenses of the Fund (including the fees payable to the Investment Adviser) applicable to that dividend period and
(iii) plus or minus all realized gains and losses on the portfolio securities. Net income of the Tax-Exempt Fund (from the time of the immediately preceding determination thereof) consists of interest accrued and/or original issue discount earned, less amortization of premium and the estimated expenses of the Tax-Exempt Fund (including the fees payable to the Investment Adviser) applicable to that dividend period. The amount of discount or premium on portfolio securities is fixed at the time of their purchase and consists of the difference between the purchase price for such securities and the principal amount of such securities. Unrealized gains and losses are reflected in the Tax-Exempt Fund's net assets and are not included in net income. Dividends are declared and reinvested daily in the form of additional full and fractional shares of the Funds at net asset value.


                       DETERMINATION OF NET ASSET VALUE


     The net asset value of each Fund is determined by the Investment Adviser once daily, immediately after the daily declaration of dividends, as of 12 noon, New York time, on each business day the New York Stock Exchange or New York banks are open for business.


     The net asset value of the Money Market Fund, the Government Fund and the Treasury Fund is determined pursuant to the "penny-rounding" method by adding the fair value of all securities and other assets in each Fund, deducting such Fund's liabilities and dividing by the number of shares of that Fund outstanding. The result of this computation will be rounded to the nearest whole cent. It is anticipated that the net asset value per share will remain constant at $1.00 per share, but no assurance can be offered in this regard. Securities with remaining maturities of greater than 60 days for which market quotations are readily available will be valued at market value. Securities with remaining maturities of 60 days or less will be valued on an amortized cost basis, i.e. by valuing the instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Other securities held by the Money Market Fund, the Government Fund and the Treasury Fund will be valued at their fair value as determined in good faith by or under direction of the Board of Trustees.

     The Tax-Exempt Fund values its portfolio securities based on their amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


                                     TAXES

     The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Money Market Fund, the Government Fund, the Treasury Fund or the Tax-Exempt Fund so qualifies, such Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. Each Fund intends to distribute substantially all of such income.


Taxation of Money Market Fund, Government Fund and Treasury Fund Dividends



     Dividends paid by the Money Market Fund, the Government Fund and the Treasury Fund from their ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses ("capital gain dividends") are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned shares of such Fund. Recent legislation creates additional categories of capital gains taxable at different rates. Additional legislation eliminates the highest 28% category for most sales of capital assets occurring after December 31, 1997. Generally not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends as well as the amount of capital gain dividends in the different categories of capital gains referred to above. Dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund.



Taxation of Tax-Exempt Fund Dividends

     To the extent that the dividends distributed to the Tax-Exempt Fund's shareholders are derived from interest income exempt from Federal income tax under Code Section 103(a) and are properly designated as "exempt-interest dividends" by such Fund, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a person's social security and railroad retirement benefits subject to Federal income taxes. The Tax-Exempt Fund will inform shareholders annually as to the portion of the Tax-Exempt Fund's distributions which constitutes exempt-interest dividends. Interest on indebtedness incurred or continued to purchase or carry shares of the Tax-Exempt Fund is not deductible for Federal income tax purposes to the extent attributable to exempt-interest dividends. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds or private activity bonds held by the Tax-Exempt Fund should consult their tax advisers before purchasing Fund shares.

     To the extent that the Tax-Exempt Fund's distributions are derived from interest on its taxable investments or from an excess of net short-term capital gains over net long-term capital losses ("ordinary income dividends"), such distributions are considered ordinary income for Federal income tax purposes. Distributions, if any, from an excess of net long-term capital gains over net short-term capital losses derived from the sale of securities ("capital gain dividends") are taxable at long-term capital gains rates for Federal income tax purposes, regardless of the length of time the shareholder has owned Tax Exempt Fund shares. New legislation affects the taxation of capital gains, as discussed above. All or a portion of the Tax-Exempt Fund's gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders. Any loss upon the sale or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder. In addition, any such loss that is not disallowed under the rule stated above will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder.


     The Code subjects interest received on certain otherwise tax-exempt securities to an alternative minimum tax. The alternative minimum tax applies to interest received on "private activity bonds" issued after August 7, 1986. Private activity bonds are bonds which, although tax-exempt, are used for purposes other than those generally performed by governmental units and which benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of "tax preference", which could subject certain investors in such bonds, including shareholders of the Tax-Exempt Fund, to an alternative minimum tax. The Tax-Exempt Fund will purchase such "private activity bonds" and will report to shareholders within 60 days after its taxable year-end the portion of its dividends declared during the year which constitutes an item of tax preference for alternative minimum tax purposes. The Code further provides that corporations are subject to an alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings", which more closely reflect a corporation's economic income. Because an exempt-interest dividend paid by the Tax-Exempt Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Tax-Exempt Fund.

     The Code provides that every shareholder required to file a tax return must include for information purposes on such return the amount of exempt-interest dividends received from all sources (including the Tax-Exempt
Fund) during the taxable year.


General


     If the Money Market Fund, the Government Fund, the Treasury Fund or the Tax-Exempt Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by such Fund and received by its shareholders on December 31 of the year in which such dividend was declared. Distributions by the Funds, whether from exempt interest income, ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder.


     If the value of assets held by the Money Market Fund, the Government Fund, the Treasury Fund or the Tax-Exempt Fund declines, the Board of Trustees may authorize a reduction in the number of outstanding shares in respective shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders' remaining Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Distributions paid by the Money Market Fund, the Government Fund and the Treasury Fund, including distributions reinvested in additional shares of the affected Fund, will nonetheless be fully taxable, even if the number of shares in shareholders' accounts has been reduced as described above.

     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

     Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     Under certain Code provisions, some taxpayers may be subject to a 31% withholding tax on certain ordinary income dividends and on capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to such Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     A loss realized on a sale or exchange of shares of any of the Funds will be disallowed if shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

     Ordinary income and capital gain dividends may also be subject to state and local taxes.

     Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on U.S. Government obligations. State law varies as to whether and what percentage of dividend income attributable to U.S. Government obligations is exempt from state income tax.

     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in any of the Funds.

                            ADDITIONAL INFORMATION

Organization of the Funds

     The Money Market Fund, the Government Fund and the Tax-Exempt Fund are unincorporated business trusts organized on June 5, 1989 under the laws of Massachusetts. The Money Market Fund is the successor to a Massachusetts business trust organized on September 19, 1977, the Government Fund is the successor to a Massachusetts business trust organized on August 3, 1981 and the Tax-Exempt Fund is the successor to a Massachusetts business trust organized on January 15, 1981. The Treasury Fund is an unincorporated business trust organized on October 24, 1990 under the laws of Massachusetts. Each Fund is a no-load, diversified, open-end investment company. The Declaration of Trust of each Fund permits the Trustees to issue an unlimited number of full and fractional shares of a single class. Upon liquidation of any of the Funds, shareholders of that Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares are fully paid and nonassessable by the Funds. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and to vote in the election of Trustees and on other matters submitted to the vote of shareholders.

     The Declarations of Trust do not require that the Funds hold annual meetings of shareholders. However, each Fund will be required to call special meetings of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objectives or restrictions of such Fund. Each Fund also would be required to hold a special shareholders' meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. Each Declaration of Trust provides that a shareholders' meeting may be called for any reason at the request of 10% of the outstanding shares of the related Fund or by a majority of the Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

     The Declarations of Trust establishing the Funds refer to the Trustees under the Declarations of Trust collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of any of the Funds shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim of any Fund but the Trust Property only shall be liable. Copies of the Declarations of Trust, together with all amendments thereto, are on file in the office of the Secretary of the Commonwealth of Massachusetts.



Year 2000 Issues

     Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Funds could be adversely affected if the computer systems used by the Investment Adviser or other Fund service providers do not properly address this problem prior to January 1, 2000. The Investment Adviser has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Currently, the Investment Adviser does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Investment Adviser has sought assurances from the Funds' other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the Funds' other service providers have anticipated every step necessary to avoid any adverse effect on the Funds attributable to the Year 2000 Problem.

Shareholder Inquiries

     Shareholder inquiries may be addressed to each Fund at the address or telephone number set forth on the cover page of such Fund's Prospectus.


Reports to Shareholders

     The fiscal year of each Fund ends on the last day of March of each year. Each Fund will send to its shareholders at least semi-annually reports showing its portfolio securities and other information. An annual report containing financial statements audited by independent auditors is sent to shareholders each year.

     Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive separate copies of each report and communication for each of the shareholder's related accounts the shareholder should notify in writing:

          Merrill Lynch Financial Data Services, Inc.
          P.O. Box 45290
          Jacksonville, FL 32232-5290

     The written notification should include the shareholder's name, address, tax identification number and Merrill Lynch and/or mutual fund account numbers. If you have any questions regarding this please call your Merrill Lynch Financial Consultant or Merrill Lynch Financial Data Services, Inc. at (800) 221-7210.

                               Investment Adviser

                             Fund Asset Management
                            Administrative Offices:
                             800 Scudders Mill Road
                             Plainsboro, New Jersey

                                Mailing Address:
                                 P.O. Box 9011
                       Princeton, New Jersey 08543-9011


                                  Distributor

               Merrill Lynch, Pierce, Fenner & Smith Incorporated
                             World Financial Center
                                  North Tower
                                250 Vesey Street
                           New York, New York 10281


                                   Custodian

                      State Street Bank and Trust Company
                                P.O. Box 1713
                          Boston, Massachusetts 02101

                                 Transfer Agent

                  Merrill Lynch Financial Data Services, Inc.
                            Administrative Offices:
                           4800 Deer Lake Drive East
                        Jacksonville, Florida 32246-6484

                                Mailing Address:
                                 P.O. Box 45290
                       Jacksonville, Florida 32232-5290

                              Independent Auditors

                             Deloitte & Touche LLP
                               117 Campus Drive
                          Princeton, New Jersey 08540


                                    Counsel

                                Brown & Wood LLP
                             One World Trade Center
                         New York, New York 10048-0557

No person has been authorized to give any information or to make any representations, other than those contained in these Prospectuses, in connection with the offers contained therein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds, the Investment Adviser or Merrill Lynch, Pierce, Fenner & Smith Incorporated. These Prospectuses do not constitute an offering in any state in which such offering may not lawfully be made.









                                                                Code #10117-0698


----------------------------------------------------------------
CMA Money Fund
CMA Government
  Securities Fund
CMA Tax-Exempt
  Fund
CMA Treasury Fund
----------------------------------------------------------------
Prospectuses
================================================================
(Logo of CMA(Registration Mark) appears here)


The enclosed prospectuses describe four fully managed money market funds. Shares of the Funds are offered to participants in the Cash Management Account(R) ("CMA(R) account") program of Merrill Lynch, Pierce, Fenner & Smith Incorporated and to investors maintaining accounts directly with the Transfer Agent.


Investors should be aware that the Cash Management Account service is not a bank account and that a shareholder's investment in the Funds is not insured by any governmental agency. As with any investment in securities, the value of a shareholder's investment in the Funds may fluctuate.


Principal Office of the Funds
800 Scudders Mill Road

Plainsboro, New Jersey 08536


                                                                   July 28, 1998


(Merrill Lynch logo appears here)

Code #10117-0798

STATEMENT OF ADDITIONAL INFORMATION

                                 CMA MONEY FUND
                         CMA GOVERNMENT SECURITIES FUND
                              CMA TAX-EXEMPT FUND
                               CMA TREASURY FUND

  P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800


     CMA Money Fund (the "Money Market Fund"), CMA Government Securities Fund (the "Government Fund"), CMA Tax-Exempt Fund (the "Tax-Exempt Fund") and CMA Treasury Fund (the "Treasury Fund") are no-load money market funds whose shares are offered to participants in the Cash Management Account(R) ("CMA" or "CMA(R) account") financial service program of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") to provide a medium for the investment of free credit balances held in CMA accounts. A CMA account is a conventional Merrill Lynch cash securities account or margin securities account ("Securities Account") which is linked to the Money Market Fund, the Government Fund, the Tax-Exempt Fund and the Treasury Fund (collectively, the "Funds"), money market deposit accounts maintained with depository institutions and to a Visa(R) card/check account ("Visa(R) Account"). In addition, investors may have their free credit balances invested in certain series of CMA Multi-State Municipal Series Trust, each of which is designed to provide income that is exempt from taxation in a particular state (the "CMA State Funds"). Merrill Lynch markets its margin account under the name Investor CreditLineSM service.
     A customer of Merrill Lynch may subscribe to the CMA program with a minimum of $20,000 in securities or cash. Subject to the conditions described in the Prospectuses referred to below, free credit balances in the Securities Account of CMA participants will be invested periodically in shares of one of the four Funds. This permits the subscriber to earn a return on such funds pending further investment in other aspects of the CMA program or utilization through the Visa(R) Account.
     Merrill Lynch charges an annual program participation fee, presently $100 for individuals, for the CMA service (an additional $25 annual program fee is charged for participation in the CMA Visa(R) Gold Program described in the CMA Program Description). Merrill Lynch reserves the right to change the fee for the CMA service or the CMA Visa(R) Gold Program at any time. The shares of each Fund also may be purchased without the imposition of the annual program participation fee by investors maintaining accounts directly with the Transfer Agent who do not subscribe to the CMA program. The minimum initial purchase for non-CMA subscribers is $5,000 and subsequent purchases must be $1,000 or more. Such investors will not receive any of the additional services available to CMA program subscribers, such as a Visa card/check account or the automatic investment of free credit balances.

                               TABLE OF CONTENTS





                                                 Page
                                                -----
Investment Objectives and Policies ..........      2
   Money Market Fund ........................      2
   Government Fund ..........................      4
   Tax-Exempt Fund ..........................      5
   Treasury Fund ............................      8
Management of the Funds .....................      8
Purchase and Redemption of Shares ...........     12
Portfolio Transactions ......................     14
Determination of Net Asset Value ............     15
Yield Information ...........................     17
Taxes .......................................     17


                                                 Page
                                                -----
General Information .........................     20
Appendix ....................................     23
Description of Commercial Paper, Bank
   Money Market Instruments and Corporate
   Bond Ratings .............................     23
Financial Statements
   Money Market Fund ........................     27
   Government Fund ..........................     41
   Tax-Exempt Fund ..........................     47
   Treasury Fund ............................     68



     This Statement of Additional Information of the Funds is not a prospectus and should be read in conjunction with the Prospectuses of the Funds dated July 28, 1998 (the "Prospectuses"), which have been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling or writing to the Funds at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectuses.

                               ----------------

      The date of this Statement of Additional Information is July 28, 1998.

                      INVESTMENT OBJECTIVES AND POLICIES

Money Market Fund

     The Money Market Fund is a no-load money market fund. Reference is made to "Investment Objectives and Policies" in the Prospectus of the Money Market Fund for a discussion of the investment objectives and policies of such Fund.

     As discussed in its Prospectus, the Money Market Fund may invest in money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Such agreements usually cover short periods, such as under a week. The Money Market Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of a default by the seller, the Money Market Fund ordinarily will retain ownership of the securities underlying the repurchase agreement, and instead of a contractually fixed rate of return, the rate of return to the Money Market Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Money Market Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. In certain circumstances, repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Money Market Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Money Market Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. From time to time, the Money Market Fund also may invest in money market securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements.

     Also, as discussed in the Prospectus, the Money Market Fund may invest in obligations issued by commercial and savings banks and savings and loan associations. The obligations of commercial banks may be issued by U.S. banks, foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations). In addition, the Money Market Fund may also invest in other U.S. dollar-denominated obligations of foreign depository institutions and their subsidiaries. Eurodollar and Yankeedollar obligations must be general obligations of the parent bank. The obligations of other foreign depository institutions and their subsidiaries may be the general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. The Money Market Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers.

     Eurodollar and Yankeedollar obligations, as well as other obligations of foreign depository institutions and short-term obligations issued by other foreign entities, may involve additional investment risks, including adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the repayment of principal and the payment of interest. The issuers of such obligations may not be subject to U.S. regulatory requirements. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers. Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States and the Money Market Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign obligations of the Money Market Fund held overseas will be held by foreign branches of the Money Market Fund's custodian or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940, as amended (the "Investment Company Act").

     The investment adviser of the Money Market Fund, Fund Asset Management, L.P. (the "Investment Adviser"), will carefully consider the above factors in making investments in Eurodollar obligations and Yankeedollar obligations of foreign depository institutions and other foreign short-term obligations, and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Money Market Fund will limit its Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

     The Money Market Fund may enter into reverse repurchase agreements, as discussed in its Prospectus. The Money Market Fund will use the proceeds of reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreements. The Money Market Fund will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.


     The Money Market Fund's investments in U.S. Government and Government agency securities will be in instruments with a remaining maturity of 762 days (25 months) or less. The Money Market Fund's other investments will be in instruments with a remaining maturity of 397 days (13 months) or less that have received a short-term rating, or that have been issued by issuers that have received a short-term rating with respect to a class of debt obligations that are comparable in priority and security with the instruments, from the requisite nationally recognized statistical rating organizations ("NRSROs") in one of the two highest short-term rating categories or, if neither the instrument nor its issuer is so rated, will be of comparable quality as determined by the Trustees of the Money Fund. Currently, there are five NRSROs:
Duff & Phelps Inc., Fitch IBCA, Inc., Thompson Bankwatch, Inc., Moody's Investors Service, Inc. and Standard & Poor's Ratings Services. The Money Market Fund will determine the remaining maturity of investments in which it invests in accordance with Commission regulations.


     As described in its Prospectus, the Money Market Fund may invest in variable amount master demand notes. These are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest.

     In addition to the investment restrictions set forth in its Prospectus, the Money Market Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Money Market Fund's outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or
(ii) more than 50% of the outstanding shares). The Money Market Fund may not:
(1) make investments for the purpose of exercising control or management; (2) underwrite securities issued by other persons; (3) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (4) purchase or sell real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (5) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities; (6) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (7) make loans to other persons, provided that the Money Market Fund may purchase money market securities or enter into repurchase agreements and lend securities owned or held by it pursuant to (8) below; (8) lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value, provided that such loans are made according to the guidelines set forth below; (9) borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (The borrowing provisions shall not apply to reverse repurchase agreements.) (Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Money Market Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Money Market Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.); (10) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (8) above) as security for indebtedness any securities owned or held by the Money Market Fund except as may be necessary in connection with borrowings referred to in investment restriction (9) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Money Market Fund's net assets, taken at market value; (11) invest in securities with legal or contractual restrictions on resale (except for repurchase agreements) or for which no readily available market exists if, regarding all such securities, more than 10% of its net assets (taken at market value) would be invested in such securities; (12) invest in securities of issuers (other than issuers of U.S. Government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 5% of its total assets (taken at market value) would be invested in such securities; (13) enter into reverse repurchase agreements if, as a result thereof, the Money Market Fund's obligations with respect to reverse repurchase agreements would exceed one-third of its net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase arrangements); and (14) purchase or retain the securities of any issuer, if those individual officers and Trustees of the Money Market Fund, the Investment Adviser or any subsidiary thereof each owning beneficially more than 1% of the securities of such issuer own in the aggregate more than 5% of the securities of the issuer.


     Lending of Portfolio Securities. Subject to investment restriction (8) above, the Money Market Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Money Market Fund. Such loans will be terminable at any time. The Money Market Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights. The Money Market Fund may pay reasonable fees in connection with the arranging of such loans.


Government Fund

     The Government Fund is a no-load money market fund. Reference is made to "Investment Objectives and Policies" in the Prospectus of the Government Fund for a discussion of the investment objectives and policies of such Fund.

     As discussed in its Prospectus, the Government Fund may invest in U.S. Government securities pursuant to repurchase agreements. Reference is made to "Investment Objectives and Policies -- Money Market Fund" herein for a discussion of such repurchase agreements.

     In addition to the investment restrictions set forth in its Prospectus, the Government Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Government Fund's outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Government Fund may not: (1) act as an underwriter of securities issued by other persons; (2) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities; (3) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (4) make loans to other persons, provided that the Government Fund may purchase short-term marketable securities which are direct obligations of the U.S. Government or enter into repurchase agreements pertaining thereto; (5) borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes. (Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Government Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Government Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.); and (6) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Government Fund except as may be necessary in connection with borrowings mentioned in (5) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Government Fund's net assets, taken at market value.



Tax-Exempt Fund

     The Tax-Exempt Fund is a no-load tax-exempt money market fund. Reference is made to "Investment Objectives and Policies" in the Prospectus of the Tax-Exempt Fund for a discussion of the investment objectives and policies of such Fund.

     As discussed in its Prospectus, the Tax-Exempt Fund may invest in variable rate demand notes ("VRDNs"). VRDNs are tax-exempt obligations which utilize a floating or variable interest rate adjustment formula and provide an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a short notice period. The interest rates are adjustable at periodic intervals to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN on the adjustment date. The adjustments are frequently based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

     The Tax-Exempt Fund may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically commercial banks ("institutions"). Participating VRDNs provide the Tax-Exempt Fund with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, presently not to exceed 30 days. In addition, each Participating VRDN is backed by an irrevocable letter of credit or similar commitment of the institution. The Tax-Exempt Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit or issuing the repurchase commitment.

     The Tax-Exempt Fund has been advised by its counsel that the interest received on Participating VRDNs will be treated as interest from tax-exempt obligations as long as the Tax-Exempt Fund does not invest more than a limited amount (not more than 20%) of its total assets in such investments and certain other conditions are met. It is contemplated that the Tax-Exempt Fund will not invest more than a limited amount of its total assets in Participating VRDNs.

     The Tax-Exempt Fund can be expected to offer a lower yield than longer-term municipal bond funds since Tax-Exempt Securities with longer maturities tend to produce higher yields. Interest rates in the short-term Tax-Exempt Securities market also may fluctuate more widely from time to time than interest rates in the long-term municipal bond market. However, because of the shorter maturities, the market value of the Tax-Exempt Securities held by the Tax-Exempt Fund can be expected to fluctuate less in value as a result of changes in interest rates. Because of the interest rate adjustment formula on VRDNs (including Participating VRDNs), the VRDNs are not comparable to fixed rate securities. The Tax-Exempt Fund's yield on VRDNs will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods when prevailing interest rates have increased, the Tax-Exempt Fund's yield on VRDNs will increase and its shareholders will have a reduced risk of capital depreciation.


     The Tax-Exempt Fund's portfolio of investments in municipal notes and short-term tax-exempt commercial paper will be limited to those obligations which (i) are secured by a pledge of the full faith and credit of the United States or (ii) are rated, or issued by issuers who have been rated, in one of the two highest rating categories for short-term municipal debt obligations by an NRSRO or, if not rated, will be of comparable quality as determined by the Trustees of the Tax-Exempt Fund. The Tax-Exempt Fund's investments in municipal bonds (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from the requisite NRSROs a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, will be of comparable quality as determined by the Trustees of the Tax-Exempt Fund. Currently, there are three NRSROs which rate municipal obligations: Fitch IBCA, Inc., Moody's Investors Service, Inc. and Standard & Poor's Ratings Group. Certain tax-exempt obligations (primarily VRDNs and Participating VRDNs) may be entitled to the benefit of standby letters of credit or similar commitments issued by financial institutions and, in such instances, the Board of Trustees and the Investment Adviser will take into account the obligation of the financial institution in assessing the quality of such instrument. The Tax-Exempt Fund may also purchase other types of tax-exempt instruments if, in the opinion of the Trustees, such obligations are equivalent to securities having the ratings described above. For a description of Tax-Exempt Securities and such ratings, see "Information Concerning Tax-Exempt Securities" in the Appendix.


     Purchase or Sale of Tax-Exempt Securities on a Delayed Delivery Basis or on a When-Issued Basis. Tax-Exempt Securities may at times be purchased or sold on a delayed delivery basis or on a when-issued basis. These transactions arise when securities are purchased or sold by the Tax-Exempt Fund with payment and delivery taking place in the future, often a month or more after the purchase. The payment obligation and the interest rate are each fixed at the time the buyer enters into the commitment. The Tax-Exempt Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities prior to settlement date if it is deemed advisable. No new when-issued commitments will be made if more than 40% of the Tax-Exempt Fund's net assets would become so committed. Purchasing Tax-Exempt Securities on a when-issued basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields so increase, the value of the when-issued obligation will generally decrease. The Tax-Exempt Fund will maintain a separate account at its custodian consisting of cash or liquid Tax-Exempt Securities (valued on a daily basis) equal at all times to the amount of the when-issued commitment.

     Purchase of Securities with Fixed Price "Puts." The Tax-Exempt Fund has authority to purchase fixed rate Tax-Exempt Securities and, for a price, simultaneously acquire the right to sell such securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a fixed price put. Puts with respect to fixed rate instruments are to be distinguished from the demand or repurchase features of VRDNs and Participating VRDNs which enable the Tax-Exempt Fund to dispose of the security at a time when the market value of the security approximates its par value. The Tax-Exempt Fund does not currently intend to enter into fixed price put transactions but reserves the right to do so in the future. No such transactions will be entered into unless such transactions are permissible under applicable rules under the Investment Company Act and the Trustees of the Tax-Exempt Fund have approved the proposed terms of such transactions.


     In addition to the investment restrictions set forth in its Prospectus, the Tax-Exempt Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Tax-Exempt Fund's outstanding shares (for this purpose a majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or
(ii) more than 50% of the outstanding shares). The Tax-Exempt Fund may not: (1) make investments for the purpose of exercising control or management; (2) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (3) purchase or sell real estate (provided that such restriction shall not apply to Tax-Exempt Securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (4) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities; (5) make short sales of securities or maintain a short position or invest in put, call, straddle, or spread options or combinations thereof; provided, however, that the Tax-Exempt Fund shall have the authority to purchase Tax-Exempt Securities subject to put options as set forth under "Investment Objectives and Policies" and "Appendix -- Information Concerning Tax-Exempt Securities"; (6) make loans to other persons, provided that the Tax-Exempt Fund may purchase a portion of an issue of Tax-Exempt Securities (the acquisition of a portion of an issue of Tax-Exempt Securities or bonds, debentures or other debt securities which are not publicly distributed is considered to be the making of a loan under the Investment Company Act); (7) borrow amounts in excess of 20% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes. (Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Tax-Exempt Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Tax-Exempt Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.); (8) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Tax-Exempt Fund except as may be necessary in connection with borrowings mentioned in (7) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of its total assets, taken at value; (9) invest in securities with legal or contractual restrictions on resale or for which no readily available market exists if, regarding all such securities, more than 10% of its net assets (taken at value), would be invested in such securities; and (10) act as an underwriter of securities, except to the extent that the Tax-Exempt Fund may technically be deemed an underwriter when engaged in the activities described in (6) above or insofar as the Tax-Exempt Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

Treasury Fund

     The Treasury Fund is a no-load money market fund. Reference is made to "Investment Objectives and Policies" in the Prospectus of the Treasury Fund for a discussion of the investment objectives and policies of the Treasury Fund.


     The Treasury Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Treasury Fund's outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Treasury Fund may not: (1) purchase any securities other than direct obligations of the U.S. Treasury having maturities of no more than 762 days (25 months), (2) act as an underwriter of securities issued by other persons; (3) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities; (4) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (5) make loans to other persons, provided that the Treasury Fund may purchase short-term marketable securities which are direct obligations of the U.S. Treasury; (6) borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes. (Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Treasury Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Treasury Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.); and (7) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Treasury Fund except as may be necessary in connection with borrowings mentioned in (6) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Treasury Fund's net assets, taken at market value.



                            MANAGEMENT OF THE FUNDS

Trustees and Officers

     Information about the Trustees and executive officers of the Funds, including their ages and their principal occupations for at least the last five years, is set forth below. With the exception of six officers, the persons named below hold the same positions with each of the Funds. Unless otherwise noted, the address of each Trustee and executive officer is P.O. Box 9011, Princeton, New Jersey 08543-9011.


     ARTHUR ZEIKEL (66) -- President and Trustee (1)(2) -- Chairman of the Investment Adviser and its affiliate Merrill Lynch Asset Management, L.P. ("MLAM") (which terms, as used herein, include their corporate predecessors) since 1997; President of the Investment Adviser and MLAM from 1977 to 1997; Chairman of Princeton Services, Inc. ("Princeton Services") since 1997 and Director thereof since 1993; President of Princeton Services from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") since 1990.

     RONALD W. FORBES (57) -- Trustee (2) -- 1400 Washington Avenue, Albany, New York 12222. Professor of Finance, School of Business, State University of New York at Albany since 1989.

     CYNTHIA A. MONTGOMERY (45) -- Trustee (2) -- Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163. Professor, Harvard Business School since 1989; Associate Professor, J.L. Kellogg Graduate School of Management, Northwestern University from 1985 to 1989; Assistant Professor, Graduate School of Business

Administration, The University of Michigan from 1979 to 1985; Director, UNUM Corporation since 1990 and Director of Newell Co. since 1995.

     CHARLES C. REILLY (66) -- Trustee (2) -- 9 Hampton Harbor Road, Hampton Bays, New York 11946. Self-employed financial consultant since 1990; President and Chief Investment Officer of Verus Capital, Inc. from 1979 to 1990; Senior Vice President of Arnhold and S. Bleichroeder, Inc. from 1973 to 1990; Adjunct Professor, Columbia University Graduate School of Business from 1990 to 1991; Adjunct Professor, Wharton School, The University of Pennsylvania, from 1989 to 1990; Partner, Small Cities Cable Television since 1986.


     KEVIN A. RYAN (65) -- Trustee (2) -- 127 Commonwealth Avenue, Chestnut Hill, Massachusetts 02167. Founder and current Director of The Boston University Center for the Advancement of Ethics and Character; Professor of Education at Boston University since 1982; formerly taught on the faculties of The University of Chicago, Stanford University and Ohio State University.

     RICHARD R. WEST (60) -- Trustee (2) -- Box 604, Genoa, Nevada 89411. Professor of Finance since 1984, and Dean from 1984 to 1993, and currently Dean Emeritus of New York University, Leonard N. Stern School of Business Administration; Director of Bowne & Co., Inc. (financial printers), Vornado, Inc. (real estate holding company), and Alexander's Inc. (real estate company).


     TERRY K. GLENN (57) -- Executive Vice President (1)(2) -- Executive Vice President of the Investment Adviser and MLAM since 1983; President of Merrill Lynch Funds Distributor. ("MLFD" or the "Distributor") since 1986 and the Director thereof since 1991; Executive Vice President and Director of Princeton Services since 1993; President of MLFD since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

     VINCENT R. GIORDANO (53) -- Senior Vice President of the Tax-Exempt Fund
(1)(2) -- Senior Vice President of the Investment Adviser and MLAM since 1984; Senior Vice President of Princeton Services since 1993.

     JOSEPH T. MONAGLE, JR. (49) -- Senior Vice President of the Money Market Fund, the Government Fund and the Treasury Fund (1)(2) -- Senior Vice President and Department Head of the Global Fixed Income Division of the Investment Adviser and MLAM since 1997; Vice President of MLAM from 1978 to 1990; Senior Vice President of Princeton Services since 1993.

     DONALD C. BURKE (38) -- Vice President (1)(2) -- First Vice President of MLAM since 1997, Vice President of MLAM from 1990 to 1997; and Director of Taxation of the Investment Adviser since 1990.

     CARLO J. GIANNINI (54) -- Vice President of the Government Fund (1) -- Vice President and portfolio manager of MLAM since 1981.

     PETER J. HAYES (40) -- Vice President of the Tax-Exempt Fund (1)(2) -- First Vice President of MLAM since 1997; Vice President of MLAM from 1988 to 1997.

     JACQUELINE ROGERS (40) -- Vice President of the Treasury Fund (1)(2) -- Vice President and Portfolio Manager of MLAM since 1985.

     KENNETH A. JACOB (47) -- Vice President of the Tax-Exempt Fund (1)(2) -- First Vice President of MLAM since 1997; Vice President of MLAM from 1984 to 1997.

     KEVIN J. MCKENNA (41) -- Senior Vice President of the Money Market Fund, the Government Fund and the Treasury Fund (1)(2) -- Vice President of MLAM since 1985.

     HELEN MARIE SHEEHAN (38) -- Vice President of the Tax-Exempt Fund (1)(2) -- Vice President of MLAM since 1991; Assistant Vice President of MLAM from 1989 to 1991; employee of MLAM since 1985.

     GERALD M. RICHARD (49) -- Treasurer (1)(2) -- Senior Vice President and Treasurer of the Investment Adviser and MLAM since 1984; Senior Vice President and Treasurer of Princeton Services since 1993; Vice President of the Distributor since 1981; Treasurer since 1984.

     ROBERT HARRIS (46) -- Secretary (1)(2) -- First Vice President of MLAM since 1997; Vice President of MLAM since 1984 and attorney associated with MLAM since 1980; Secretary of MLFD since 1982.

--------

(1) Interested person, as defined in the Investment Company Act, of the Funds.
(2) Such Trustee or officer is a director or officer of certain other investment companies for which the Investment Adviser or MLAM acts as investment adviser.


     At May 31, 1998 the Trustees and officers of the Funds as a group (18 persons) owned an aggregate of less than 1% of the outstanding shares of beneficial interest of the Funds. At such date, Mr. Zeikel and the other officers of the Funds owned an aggregate of less than 1% of the outstanding shares of common stock of ML & Co.



Compensation of Trustees


     Pursuant to the terms of its Investment Advisory Agreements (the "Investment Advisory Agreements") with the Funds, the Investment Adviser pays all compensation of officers and employees of the Funds as well as the fees of all Trustees of the Funds who are affiliated persons of ML & Co. or its subsidiaries. Each Fund pays each Trustee who is not affiliated with the Investment Adviser (each a "non-affiliated Trustee") an annual fee plus a fee for each meeting attended and pays all Trustees' actual out-of-pocket expenses relating to attendance at meetings. Each Fund also compensates members of its Audit and Nominating Committee (the "Committee"), which consists of all of the non-affiliated Trustees. The Chairman of the Committee receives an additional annual fee of $1,000 per year. For the fiscal year ended March 31, 1998, fees and expenses paid by the Money Market Fund, the Government Fund, the Tax-Exempt Fund and the Treasury Fund to the non-affiliated Trustees aggregated $100,634, $34,134, $43,134 and $26,447, respectively.

     The following table sets forth for the fiscal year ended March 31, 1998 compensation paid by the Funds to the non-affiliated Trustees and for the calendar year ended December 31, 1997 the aggregate compensation paid by all registered investment companies advised by MLAM and its affiliate, FAM ("MLAM/FAM-Advised Funds") to the non-affiliated Trustees:





                                                                                                 Pension or        Aggregate
                                                                                                 Retirement       Compensation
                                                   Compensation   Compensation   Compensation     Benefits         from Fund
                                    Compensation       from           from           from        Accrued as      and MLAM/FAM-
                                     from Money     Government     Tax-Exempt      Treasury        Part of       Advised Funds
Name of Trustee                      Market Fund       Fund           Fund           Fund       Fund Expense   Paid to Trustee(1)
---------------------------------- -------------- -------------- -------------- -------------- -------------- -------------------
Ronald W. Forbes(1) ..............     $19,800        $6,400         $ 9,300        $5,000         None             $153,500
Cynthia A. Montgomery(1) .........     $19,800        $6,400         $ 9,300        $5,000         None             $153,500
Charles C. Reilly(1) .............     $20,800        $7,400         $10,300        $6,000         None             $313,000
Kevin A. Ryan(1) .................     $19,800        $6,400         $ 9,300        $5,000         None             $153,500
Richard R. West(1) ...............     $19,800        $6,400         $ 9,300        $5,000         None             $299,000

--------

(1) The Trustees serve on the boards of MLAM/FAM Advised Funds as follows: Mr. Forbes (29 registered investment companies consisting of 42 portfolios); Ms. Montgomery (29 registered investment companies consisting of 42 portfolios); Mr. Reilly (47 registered investment companies consisting of 60 portfolios); Mr. Ryan (29 registered investment companies consisting of 42 portfolios); and Mr. West (48 registered investment companies consisting of 70 portfolios).



Investment Advisory Arrangements

     Reference is made to "Management of the Funds -- Investment Advisory Arrangements" in the Appendix to the Prospectuses of the Funds for certain information concerning the investment advisory arrangements of the Funds.


     Each Fund has entered into a separate investment advisory agreement with the Investment Adviser (the "Investment Advisory Agreements"). Subject to the supervision of the Board of Trustees, the Investment Adviser is responsible for the actual management of the Funds' portfolio and constantly reviews the Funds' holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to the review of the Board of Trustees. The Investment Adviser also performs certain other administrative services and provides all of the office space, facilities, equipment and necessary personnel for portfolio management of the Funds.



     Securities held by the Funds may also be held by, or be appropriate investments for, other funds or clients (collectively referred to as "clients") for which the Investment Adviser or MLAM acts as an investment adviser. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the security. If purchases or sales of securities for the Funds or other clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective clients in a manner deemed equitable to all by the Investment Adviser or MLAM. To the extent that transactions on behalf of more than one client of the Investment Adviser or MLAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     The Investment Adviser presently receives a fee from each Fund at the end of each month at the annual rates of 0.50% of the first $500 million of average daily net assets of the Fund, 0.425% of the average daily net assets in excess of $500 million but not exceeding $1 billion, and 0.375% of average daily net assets in excess of $1 billion.


     Money Market Fund. For the fiscal years ended March 31, 1996, 1997 and 1998 the total advisory fees paid by the Money Market Fund to the Investment Adviser aggregated $124,239,520, $143,662,831 and $170,196,721, respectively.

     Government Fund. For the fiscal years ended March 31, 1996, 1997 and 1998 the total advisory fees paid by the Government Fund to the Investment Adviser aggregated $12,987,502, $13,466,157 and $13,436,885, respectively.

     Tax-Exempt Fund. For the fiscal years ended March 31, 1996, 1997 and 1998 the total advisory fees paid by the Tax-Exempt Fund to the Investment Adviser aggregated $29,964,050, $30,793,066 and $32,978,418, respectively.

     Treasury Fund. For the fiscal years ended March 31, 1996, 1997 and 1998 the total advisory fees paid by the Treasury Fund to the Investment Adviser aggregated $7,235,779, $8,329,150 and $8,821,989, respectively.

     The Investment Advisory Agreements obligate the Investment Adviser to provide investment advisory services, to furnish administrative services, office space and facilities for management of the affairs of each Fund, to pay all compensation of and furnish office space for officers and employees of the Fund, as well as the fees of all Trustees of the Funds who are affiliated persons of ML & Co. or any of its subsidiaries. Except for certain expenses incurred by Merrill Lynch (see "Purchase and Redemption of Shares"), the Funds pay all other expenses incurred in their operations, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, reports, prospectuses and statements of additional information sent to current shareholders (except to the extent paid for by the Distributor), charges of the custodian and transfer agent, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal and state securities laws, fees and expenses of non-affiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Funds. Accounting services are provided by the Investment Adviser and each Fund reimburses the Investment Adviser for its costs in connection with such services provided to that Fund.


     For information as to the distribution fee to be paid by each Fund to Merrill Lynch pursuant to the Distribution Agreements, see "Purchase and Redemption of Shares" below.

     Duration and Termination. Unless earlier terminated as described below, each Investment Advisory Agreement will continue in effect from year to year if approved annually (a) by the Trustees of the Fund or by a majority of the outstanding voting shares of the Fund and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.


                       PURCHASE AND REDEMPTION OF SHARES

     Reference is made to "Purchase of Shares" and "Redemption of Shares" in the Appendix to the Prospectuses of the Funds for certain information as to the purchase and redemption of Fund shares.

     Each Fund has entered into a distribution agreement (each, a "Distribution Agreement") with Merrill Lynch as the distributor. The Distribution Agreements obligate Merrill Lynch to pay certain expenses in connection with the offering of the shares of the Funds. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, Merrill Lynch will pay for the printing and distribution of copies thereof used in connection with the offering to investors. Merrill Lynch will also pay for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provisions as the Investment Advisory Agreements described above.

     Each Fund has adopted a Distribution and Shareholder Servicing Plan (each, a "Distribution Plan") in compliance with Rule 12b-1 under the Investment Company Act pursuant to which Merrill Lynch receives a distribution fee under the Distribution Agreement from each Fund at the end of each month at the annual rate of 0.125% of average daily net assets of such Fund attributable to subscribers to the CMA program and to investors maintaining securities accounts with Merrill Lynch or maintaining accounts directly with the Transfer Agent who are not subscribers to such program, except that the value of Fund shares in accounts maintained directly with the Transfer Agent which are not serviced by Merrill Lynch Financial Consultants will be excluded. The Distribution Plans reimburse Merrill Lynch only for actual expenses incurred in the fiscal year in which the fees are paid. The distribution fees are principally to provide compensation to Merrill Lynch Financial Consultants and other Merrill Lynch personnel for selling shares of each Fund and for providing direct personal services to shareholders of the Funds. The distribution fee is not compensation for the administrative and operational services rendered to shareholders by Merrill Lynch which are covered by Investment Advisory Agreements (see "Management of the Funds -- Investment Advisory Arrangements") between each Fund and the Investment Adviser.




     The Trustees believe that each Fund's expenditures under its Distribution Plan benefit such Fund and its shareholders by providing better shareholder services and by facilitating the sale and distribution of Fund shares. For the years ended March 31, 1996, 1997 and 1998, the Money Market Fund paid $40,955,813, $46,767,555 and $55,763,388, respectively, to Merrill Lynch pursuant to its Distribution Plan. For the years ended March 31, 1996, 1997 and 1998, the Government Fund paid $4,027,066, $4,103,537 and $4,090,796, respectively, to Merrill Lynch pursuant to its Distribution Plan. For the years ended March 31, 1996, 1997 and 1998, the Tax-Exempt Fund paid $9,683,869, $9,788,070 and $10,594,071, respectively, to Merrill Lynch pursuant to its Distribution Plan. For the years ended March 31, 1996, 1997 and 1998, the Treasury Fund paid $2,115,419, $2,438,072 and $2,624,701, respectively, to Merrill Lynch pursuant to the Distribution Plan. All of the amounts expended under the Distribution Plans for the years ended March 31, 1996, 1997 and 1998 were allocated to Merrill Lynch Financial Consultants, other Merrill Lynch personnel and related administrative costs.


     Among other things, each Distribution Plan provides that Merrill Lynch shall provide and the Trustees of each Fund shall review quarterly reports of the distribution expenses made by Merrill Lynch pursuant to the Distribution Plan. In their consideration of each Distribution Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the related Fund and its shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Trustees of the Fund who are not "interested persons" of the Fund as defined in the Investment Company Act ("Independent Trustees") shall be committed to the discretion of the Independent Trustees then in office. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding voting securities of each Fund. Finally, the Distribution Plans cannot be amended to increase materially the amount to be spent by the Fund thereunder without shareholder approval, and all material amendments are required to be approved by vote of the Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose.

     The right to receive payment with respect to any redemption of Fund shares may be suspended by each Fund for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (A) during which the New York Stock Exchange (the "NYSE") is closed other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or
(b) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the Commission may by order permit for the protection of securityholders of the Fund. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above.


     The value of shares of the Funds at the time of redemption may be more or less than the shareholders' cost, depending on the market value of the securities held by the Funds at any such time.


     Merrill Lynch has offered the CMA program since September, 1977. While no significant problems have occurred to date, no predictions can be made as to the rate of purchases and redemptions of shares which will result from the automatic features of the CMA program. The portfolio securities of the Funds are highly liquid and the Funds have the right to borrow up to 20% of their total assets on a temporary basis to meet unexpected redemptions. Nevertheless, an erratic redemption pattern could force the Investment Adviser to invest in securities or maintain an average portfolio maturity which might lessen the yield that would otherwise be available to the Funds.


                            PORTFOLIO TRANSACTIONS

     The Funds have no obligations to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trustees and officers of each Fund, the Investment Adviser is primarily responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best net results taking into account such factors as price of the securities offered, the type of transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Fund's policy of investing in securities with short maturities will result in high portfolio turnover.


     The securities in which each Fund invests are traded primarily in the over-the-counter ("OTC") market. Where possible, the Funds will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the issuer. The money market securities in which the Money Market Fund, the Government Fund and the Treasury Fund invest and the tax-exempt securities in which the Tax-Exempt Fund invests are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds primarily will consist of dealer spreads and underwriting commissions. Under the Investment Company Act, a person affiliated with the Funds is prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since OTC transactions are usually principal transactions, an affiliated person of the Funds may not serve as the Funds' dealer in connection with such transactions, except pursuant to the exemptive order described below. However, an affiliated person of the Funds may serve as the Funds' broker in OTC transactions conducted on an agency basis. The Funds may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member, except in accordance with applicable rules under the Investment Company Act.

     The Commission has issued an exemptive order permitting the Money Market Fund, the Government Fund and the Treasury Fund to conduct principal transactions with Merrill Lynch Government Securities Inc. ("GSI") in U.S. Government and U.S. Government agency securities, with Merrill Lynch Money Markets Inc. ("MMI") in certificates of deposit and other short-term bank money market instruments and commercial paper and with Merrill Lynch in fixed income securities including medium-term notes. The order contains a number of conditions, including conditions designed to insure that the price to the Money Market Fund, the Government Fund and the Treasury Fund from GSI, MMI or Merrill Lynch is equal to or better than that available from other sources. GSI, MMI and Merrill Lynch have informed such Funds that they will in no way, at any time, attempt to influence or control the activities of the Fund or the Investment Adviser in placing such principal transactions. The exemptive order allows GSI, MMI or Merrill Lynch to receive a dealer spread on any transaction with the Money Market Fund, the Government Fund or the Treasury Fund no greater than its customary dealer spread for transactions of the type involved. Generally such spreads do not exceed 0.25% of the principal amount of the securities involved. For the fiscal years ended March 31, 1996, 1997 and 1998 the Money Market Fund engaged in 240, 184 and 146, respectively, such transactions aggregating approximately $20.2 billion, $11.7 billion and $10.4 billion, respectively. For the fiscal years ended March 31, 1996, 1997 and 1998, the Government Fund engaged in no, 4 and no, such transactions, respectively, aggregating approximately $0, $469.0 million and $0, respectively. For the fiscal years ended March 31, 1996, 1997 and 1998 the Treasury Fund engaged in 34, 15 and 7 such transactions, respectively aggregating approximately $616.5 million, $353.9 million and $48.6 million, respectively.




     Prior to the receipt of a separate exemptive order also described below, the Tax-Exempt Fund could not purchase securities in principal transactions with Merrill Lynch, although it could purchase tax-exempt securities from underwriting syndicates of which Merrill Lynch was a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act. In 1987, the Commission issued an exemptive order permitting the Tax-Exempt Fund to conduct principal transactions with Merrill Lynch in Tax-Exempt Securities with remaining maturities of one year or less. This order contains a number of conditions, including conditions designed to insure that the price to the Tax-Exempt Fund from Merrill Lynch is equal to or better than that available from other sources. Merrill Lynch has informed the Tax-Exempt Fund that it will in no way, at any time, attempt to influence or control the activities of the Fund or the Investment Adviser in placing such principal transactions. The exemptive order allows Merrill Lynch to receive a dealer spread on any transaction with the Tax-Exempt Fund no greater than its customary dealer spread for transactions of the type involved. For the fiscal years ended March 31, 1996, 1997 and 1998, the Tax-Exempt Fund engaged in 19, 31 and 20 principal transactions, respectively, with Merrill Lynch, aggregating approximately $360.7 million, $773.4 million and $353.7 million, respectively.


     The Trustees of each Fund have considered the possibilities of recapturing for the benefit of the Funds expenses of possible portfolio transactions, such as dealers' spreads and underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time. The Investment Adviser has arranged for the Funds' custodian to receive any tender offer solicitation fees on behalf of the Funds payable with respect to portfolio securities of the Funds.

     The Funds do not expect to use one particular dealer, but, subject to obtaining the best price and execution, dealers who provide supplemental investment research to the Investment Adviser may receive orders for transactions by the Funds. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Investment Advisory Agreement and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.


                       DETERMINATION OF NET ASSET VALUE

Money Market Fund, Government Fund and Treasury Fund


     The net asset value of the Money Market Fund, the Government Fund and the Treasury Fund is determined by the Investment Adviser at 12:00 noon, New York time, on each business day during which the NYSE or New York banks are open for business, immediately after the daily declaration of dividends. As a result of this procedure, the net asset value is determined each business day except for days on which both the NYSE and New York banks are closed. Both the NYSE and New York banks are closed for New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Money Market Fund, the Government Fund and the Treasury Fund is determined under the "penny rounding" method by adding the value of all securities and other assets in each Fund's portfolio, deducting such Fund's liabilities, dividing by the number of shares of the Fund outstanding and rounding the result to the nearest whole cent. It is anticipated that the net asset value per share of each Fund will remain constant at $1.00 per share, but no assurance can be offered in this regard. Securities with remaining maturities of greater than 60 days for which market quotations are readily available will be valued at market value. Securities with remaining maturities of 60 days or less will be valued on an amortized cost basis. Other securities held by the Money Market Fund, the Government Fund and the Treasury Fund will be valued at their fair value as determined in good faith by or under direction of the Board of Trustees.


Tax-Exempt Fund


     The net asset value of the Tax-Exempt Fund for the purpose of pricing orders for the purchase and redemption of shares is determined by the Investment Adviser at 12:00 noon, New York time, on each day the NYSE or New York banks are open for business, immediately after the daily declaration of dividends. As a result of this procedure, the net asset value is determined each day except for days on which both the NYSE and New York banks are closed. Both the NYSE and New York banks are closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is determined by adding the value of all securities and other assets in the portfolio, deducting its liabilities and dividing by the number of shares outstanding. It is anticipated that the net asset value per share of the Tax-Exempt Fund will remain constant at $1.00 per share, but no assurance can be offered in this regard.


     The Tax-Exempt Fund values its portfolio securities based upon their amortized cost in accordance with the terms of a rule adopted by the Commission. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Tax-Exempt Fund would receive if it sold the instrument.
                               ----------------

     In accordance with the Commission regulations applicable to the valuation of portfolio securities, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months),with the exception of U.S. Government and U.S. Government agency securities, which may have remaining maturities of up to 762 days (25 months). The Funds will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated on a "penny rounded" basis or, in the case of the Tax-Exempt Fund, an amortized cost basis, will be reported to the Trustees of the Fund by the Investment Adviser. In the event the Trustees determine that a deviation exists with respect to any Fund that may result in material dilution or other unfair results to investors or existing shareholders of that Fund, the Fund will take such corrective action as it regards necessary and appropriate, including the reduction of the number of outstanding shares of the Fund by having each shareholder proportionately contribute shares to the Fund's capital; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant net asset value of $1.00 per share, the shareholders will contribute proportionately to the Fund's capital. Each shareholder will be deemed to have agreed to such contribution by such shareholder's investment in such Fund.


     Since the net income of the Funds is determined and declared as a dividend immediately prior to each time the net asset value of each Fund is determined, the net asset value per share of the Funds normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in a Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the account and any decrease in the value of a shareholder's investment may be reflected by a decrease in the number of shares in the account. See "Taxes" below.


                               YIELD INFORMATION

     Each Fund normally computes its annualized yield by determining the net income for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period to obtain the base period return, multiplying the result by 365 and then dividing by seven. Under this calculation, the yield on the Money Market Fund, the Government Fund and the Treasury Fund shares reflects, and the yield on the Tax-Exempt Fund does not reflect, realized gains and losses on portfolio securities. In accordance with regulations adopted by the Commission, each Fund is required to disclose its annualized yield for certain seven-day periods in a standardized manner that does not take into consideration any realized or unrealized gains or losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. In the case of the Money Market Fund, the Government Fund and the Treasury Fund, this compounded yield calculation also reflects realized gains or losses on portfolio securities. Realized gains and losses are not reflected in the compounded yield calculation of the Tax-Exempt Fund.

     The yield on the Funds' shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on money market securities (or short-term Tax-Exempt Securities in the case of the Tax-Exempt Fund), average portfolio maturity, the types and quality of portfolio securities held and operating expenses. The yield on Government Fund shares and Treasury Fund shares for various reasons may not be comparable to the yield on shares of other money market funds or other investments.


                                     TAXES

Federal

     The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Money Market Fund, the Government Fund, the Treasury Fund or the Tax-Exempt Fund so qualifies, such Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. The Funds intend to distribute substantially all of such income.


  Taxation of Money Market Fund, Government Fund and Treasury Fund Dividends


     Dividends paid by the Money Market Fund, the Government Fund and the Treasury Fund from their ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses ("capital gain dividends") are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned the Money Market Fund, the Government Fund or the Treasury Fund shares. Recent legislation creates additional categories of capital gains taxable at different rates. Additional legislation eliminates the highest 28% category for most sales of capital assets occurring after December 31, 1997. Generally not later than 60 days after the close of their taxable years, the Money Market Fund, the Government Fund and the Treasury Fund will provide their respective shareholders with a written notice designating the amounts of any ordinary income or capital gain dividends as well as the amount of capital gains in the different categories of capital gain referred to above. Dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund.



                     Taxation of Tax-Exempt Fund Dividends

     The Tax-Exempt Fund intends to qualify to pay "exempt-interest dividends" as defined in Section 852(b)(5) of the Code. Under such section if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations exempt from Federal income tax ("tax-exempt obligations") under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Tax-Exempt Fund shall be qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are dividends or any part thereof paid by the Tax-Exempt Fund which are attributable to interest on tax-exempt obligations and designated by the Tax-Exempt Fund as exempt-interest dividends in a written notice mailed to the Tax-Exempt Fund's shareholders within sixty days after the close of its taxable year. To the extent that the dividends distributed to the Tax-Exempt Fund's shareholders are derived from interest income exempt from Federal income tax under Code Section 103(a) and are properly designated as exempt-interest dividends, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a person's social security and railroad retirement benefits subject to Federal income taxes. Interest on indebtedness incurred or continued to purchase or carry shares of a RIC paying exempt-interest dividends, such as the Tax-Exempt Fund, will not be deductible by the investor for Federal income tax purposes to the extent attributable to exempt-interest dividends. Shareholders are advised to consult their tax advisers with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if a shareholder would be treated as a "substantial user" or "related person" under Code Section 147(a) with respect to property financed with the proceeds of an issue of "industrial development bonds" or "private activity bonds", if any, held by the Tax-Exempt Fund.


     To the extent that the Tax-Exempt Fund's distributions are derived from interest on its taxable investments or from an excess of net short-term capital gains over net long-term capital losses ("ordinary income dividends"), such distributions are considered ordinary income for Federal income tax purposes. Distributions, if any, from an excess of net long-term capital gains over net short-term capital losses derived from the sale of securities ("capital gain dividends") are taxable as long-term capital gains for Federal income tax purposes, regardless of the length of time the shareholder has owned Tax-Exempt Fund shares. New legislation affects the taxation of capital gains, as discussed above. All or a portion of the Tax-Exempt Fund's gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders. Any loss upon the sale or exchange of Tax-Exempt Fund shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder. In addition, any such loss that is not disallowed under the rule stated above will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder.


     The Code subjects interest received on certain otherwise tax-exempt securities to an alternative minimum tax. The alternative minimum tax applies to interest received on "private activity bonds" issued after August 7, 1986. Private activity bonds are bonds which, although tax exempt, are used for purposes other than those generally performed by governmental units and which benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of "tax preference", which could subject certain investors in such bonds, including shareholders of the Tax-Exempt Fund, to an alternative minimum tax. The Tax-Exempt Fund will purchase such "private activity bonds" and will report to shareholders within 60 days after its taxable year-end the portion of the Tax-Exempt Fund's dividends declared during the year which constitutes an item of tax preference for alternative minimum tax purposes. The Code further provides that corporations are subject to an alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings", which more closely reflect a corporation's economic income. Because an exempt-interest dividend paid by the Tax-Exempt Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Tax-Exempt Fund.

     The Code provides that every shareholder required to file a tax return must include for information purposes on such return the amount of exempt-interest dividends received from all sources (including the Tax-Exempt
Fund) during the taxable year.


                               General Taxation


     If the Money Market Fund, the Government Fund, the Treasury Fund or the Tax-Exempt Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by such Fund and received by its shareholders on December 31 of the year in which such dividend was declared. Distributions by the Funds, whether from exempt-interest income, ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder.


     If the value of assets held by the Money Market Fund, the Government Fund, the Treasury Fund or the Tax-Exempt Fund declines, the Board of Trustees may authorize a reduction in the number of outstanding shares in the respective shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders' remaining Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Distributions paid by the Money Market Fund, the Government Fund and the Treasury Fund, including distributions reinvested in additional shares of an affected Fund, will nonetheless be fully taxable, even if the number of shares in shareholders' accounts has been reduced as described above.

     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

     Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     Under certain Code provisions, some shareholders may be subject to a 31% withholding tax on certain ordinary income dividends and on capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to such Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus certain undistributed amounts from previous years. The required distributions, however, are based only on the taxable income of a RIC. The excise tax, therefore, will generally not apply to the tax-exempt income of a fund, such as the Tax-Exempt Fund, that pays exempt-interest dividends. Although the Money Market Fund, the Government Fund and the Treasury Fund intend to distribute their income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of each Fund's taxable ordinary income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, any such Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

     A loss realized on a sale or exchange of shares of any of the Funds will be disallowed if other shares of such Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

     Ordinary income dividends and capital gain dividends may also be subject to state and local taxes. Certain states exempt from state income taxation dividends paid by RICs which are derived in whole or in part from interest on U.S. Government obligations. State law varies as to whether and what percentage of dividend income attributable to U.S. Government obligations is exempt from state income tax.

     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Funds.


                              GENERAL INFORMATION

Description of Shares

     The Declaration of Trust of each Fund permits the Trustees to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an equal proportionate interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares have no preemptive or conversion rights. The rights of redemption and exchange are described elsewhere herein and in the Prospectuses of the Funds. Shares of each Fund are fully paid and non-assessable by the Fund.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Trustees and on other matters submitted to the vote of shareholders. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all of the Trustees of a Fund, in which event the holders of the remaining shares are unable to elect any person as a Trustee. No amendment may be made to any Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the related Fund except under certain limited circumstances set forth in the Declaration of Trust.

Custodian

     State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02101 (the "Custodian"), acts as Custodian of the Funds' assets. The Custodian is responsible for safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities and collecting interest on the Funds' investments.


Transfer Agent

     Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484 (the "Transfer Agent"), acts as the Funds' transfer agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.


Independent Auditors


     Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of each Fund. The selection of independent auditors is subject to ratification by the shareholders of the Funds. The independent auditors are responsible for auditing the annual financial statements of the Funds.



Legal Counsel


     Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557, is counsel for the Funds.



Report to Shareholders

     The fiscal year of each Fund ends on the last day of March of each year. Each Fund will send to its shareholders at least semi-annually reports showing its portfolio and other information. An annual report containing financial statements audited by independent auditors is sent to the shareholders each year.

     Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive separate copies of each report and communication for each of the shareholder's related accounts the shareholder should notify in writing:

          Merrill Lynch Financial Data Services, Inc.
          P.O. Box 45290
          Jacksonville, FL 32232-5290

     The written notification should include the shareholder's name, address, tax identification number and Merrill Lynch and/or mutual fund account numbers. If you have any questions regarding this please call your Merrill Lynch Financial Consultant or Merrill Lynch Financial Data Services, Inc. at (800) 221-7210.


Additional Information

     The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statements and the exhibits relating thereto, which each Fund has filed with the Commission, Washington, D.C., under the Securities Act of 1933, as amended, and the Investment Company Act, to which reference is hereby made.

     The Declarations of Trust establishing the Funds refer to the Trustees under the Declarations of Trust collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of any of the Funds shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim of any Fund but the Trust Property only shall be liable. Copies of the Declarations of Trust, together with all amendments thereto, are on file in the office of the Secretary of the Commonwealth of Massachusetts.


     To the knowledge of the Funds, no person owned beneficially 5% or more of any Fund's shares on May 31, 1998.

                                   APPENDIX


               Description of Commercial Paper, Bank Money Market
                    Instruments and Corporate Bond Ratings

Commercial Paper and Bank Money Market Instruments


     Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's Ratings Services ("Standard & Poor's"). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety is either overwhelming or very strong; A-2 indicates that capacity for timely repayment is strong; and A-3 indicates that the capacity for timely repayment is adequate, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Moody's Investors Service, Inc. ("Moody's") employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative repayment ability of rated issuers. Prime-1 issuers have a superior capacity for repayment. Prime-2 issuers have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issuers have an acceptable capacity for repayment.

     Fitch IBCA, Inc. ("Fitch") employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+. While the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by F-1+ and F-1 ratings.

     Duff & Phelps Credit Ratings Co. ("Duff & Phelps") employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

     Thomson BankWatch, Inc. ("Thomson") employs the designation TBW-1, TBW-2, TBW-3 and TBW-4 as ratings for commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. TBW-1 is the highest category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and indicates that while the degree of safety regarding timely repayment of principal and payment of interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.



Corporate Bonds

     Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in small degree. The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.




     Bonds which are rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



     Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

     Bonds rated AAA by Duff & Phelps are deemed to be of the highest credit quality: the risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. AA indicates high credit quality: protection factors are strong, and risk is modest but may vary slightly from time to time because of economic conditions.

     Bonds rated AAA by Thomson are accorded the highest rating category which indicates that the ability to repay principal and pay interest on a timely basis is extremely high. AA is the second highest rating category and indicates a very strong ability to repay principal and pay interest on a timely basis with limited incremental risk compared to issues rated in the highest rating category.


                 Information Concerning Tax-Exempt Securities

Description of Tax-Exempt Securities


     Tax-Exempt Securities include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit, including pollution control facilities. Such obligations are included within the term Tax-Exempt Securities if the interest paid thereon is exempt from Federal income tax.


     The two principal classifications of Tax-Exempt Securities are "general obligation" bonds and "revenue" or "special obligation" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the repayment of principal and the payment of interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. Industrial development bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The repayment of the principal and the payment of interest on such industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The portfolio may generally include "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligations bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Yields on Tax-Exempt Securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of the Tax-Exempt Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Tax-Exempt Securities in which the Tax-Exempt Fund invests to meet their obligations for the payment of interest and repayment of principal when due. There are variations in the risks involved in holding Tax-Exempt Securities, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of holders of Tax-Exempt Securities and the obligations of the issuers of such Tax-Exempt Securities may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally, and such laws, if any, which may be enacted by Congress or state legislatures affecting specifically the rights of holders of Tax-Exempt Securities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Tax-Exempt Securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the ability of the Tax-Exempt Fund to pay "exempt-interest dividends" would be adversely affected and the Tax-Exempt Fund would re-evaluate its investment objective and policies and consider changes in its structure. See "Taxes".


Ratings of Municipal Notes and Short-Term Tax-Exempt Commercial Paper

     Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's. Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1 indicates the degree of safety is strong; issues that possess extremely strong safety characteristics will be given an A-1+ designation; A-2 indicates that capacity for timely repayment is satisfactory. A Standard & Poor's rating with respect to certain municipal note issues with a maturity of less than three years reflects the liquidity concerns and market access risks unique to notes. SP-1, the highest note rating, indicates a very strong, or strong, capacity to repay principal and pay interest. Issues that possess overwhelming safety characteristics will be given an "SP-1+" designation. SP-2, the second highest note rating, indicates a satisfactory capacity to repay principal and pay interest.

     Moody's employs the designations of Prime-1, Prime-2 and Prime-3 with respect to commercial paper to indicate the relative capacity of the rated issuers (or related supporting institutions) to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Moody's highest rating for short-term notes and VRDOs is MIG-1/VMIG-1; MIG-1/VMIG-1 denotes "best quality", enjoying "strong protection by established cash flows"; MIG-2/VMIG-2 denotes "high quality" with margins of protection that are ample although not so large as MIG-1/VMIG-1.

     Fitch employs the rating F-1+ to indicate short-term debt issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+. The rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Ratings of Municipal Bonds

     Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. A Standard & Poor's municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors and insurers of lessees.

     Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because the margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies the numerical modifier

1 to the classifications Aa through B to indicate that Moody's believes the issue possesses the strongest investment attributes in its rating category. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operative performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

INDEPENDENT AUDITORS' REPORT
The Board of Trustees and Shareholders,
CMA Money Fund:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Money Fund as of March 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Money Fund as of March 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Princeton, New Jersey

May 8, 1998

--------------------------------------------------------------------------------
CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998                      (IN THOUSANDS)
--------------------------------------------------------------------------------
                         Face  Interest  Maturity     Value
Issue                   Amount    Rate*    Date     (Note 1a)
-------------------------------------------------------------
                  Bank Notes--4.7%
-------------------------------------------------------------
American Express      $ 50,000   5.644+% 12/04/98  $  50,000
Centurion Bank          25,000   5.646+   1/04/99     25,000
                        25,000   5.648+   1/05/99     25,000
                        50,000   5.638+   3/16/99     50,000
-------------------------------------------------------------
The Bank of New York    20,500   6.10     5/22/98     20,506
                        99,000   6.00     6/11/98     99,021
                        64,000   5.94     6/30/98     64,011
                        95,000   5.85     8/20/98     94,998
-------------------------------------------------------------
BankBoston N.A.         50,000   5.56     4/08/98     49,999
                       100,000   5.62+    1/11/99     99,970
-------------------------------------------------------------
Comerica Bank, Detroit 100,000   5.582+   2/02/99     99,967
-------------------------------------------------------------
FCC National Bank       50,000   5.70     1/07/99     49,942
                        50,000   5.55+    2/23/99     49,969
-------------------------------------------------------------
First National Bank of  80,000   5.52     2/16/99     79,768
Chicago                120,000   5.55+    2/23/99    119,926
                        54,000   5.63     3/16/99     53,889
-------------------------------------------------------------
First Tennessee Bank    20,000   6.08     6/05/98     20,006
N.A., Memphis           50,000   5.505+   2/09/99     49,961
-------------------------------------------------------------
Harris Trust & Savings  50,000   5.54     4/22/98     50,000
-------------------------------------------------------------
Huntington National    100,000   5.574+   1/20/99     99,960
Bank (Columbus)
-------------------------------------------------------------
KeyBank N.A.            75,000   5.62+    5/06/98     74,997
                        25,000   5.60+    8/20/98     24,993
-------------------------------------------------------------
KeyBank of New York    100,000   5.60+    6/26/98     99,984
-------------------------------------------------------------
LaSalle National Bank,  25,000   5.79     7/31/98     24,995
Chicago                 25,000   5.81     7/31/98     24,996
-------------------------------------------------------------
Morgan Guaranty         89,000   5.955    6/22/98     89,014
Trust Co. of NY
-------------------------------------------------------------
NationsBank N.A.        50,000   5.51     4/14/98     49,998
                        50,000   5.68+    1/08/99     50,000
-------------------------------------------------------------
Northern Trust Company  70,000   5.96     6/17/98     70,011
-------------------------------------------------------------
PNC Bank N.A.          150,000   5.60+   10/01/98    149,949
-------------------------------------------------------------
SouthTrust Bank N.A.    50,000   5.58+    3/25/99     49,981
-------------------------------------------------------------
Sun Trust Co. Bank,    100,000   5.80     7/24/98     99,982
Atlanta
-------------------------------------------------------------
US Bank N.A.            94,000   5.583+   8/28/98     93,979
                       100,000   5.578+   9/16/98     99,973
                       100,000   5.558+  11/16/98     99,954
-------------------------------------------------------------
US National Bank of     55,000   5.665+   4/14/98     54,999
Oregon
-------------------------------------------------------------
Total Bank Notes (Cost--$2,409,821)                2,409,698
-------------------------------------------------------------
               Certificates of Deposit--2.0%
-------------------------------------------------------------
Bank of America         50,000   5.93     6/24/98     50,006
N.T. & S.A.             50,000   5.82     7/17/98     49,994
-------------------------------------------------------------
Chase Manhattan Bank,   24,500   5.59     6/10/98     24,499
USA, N.A.               50,000   5.87     7/21/98     50,004
-------------------------------------------------------------
CoreStates Bank N.A.    50,000   5.638    6/26/98     49,998
                        50,000   5.625   10/16/98     49,994
                        50,000   5.638   12/10/98     49,997
                        25,000   5.638   12/18/98     24,998
-------------------------------------------------------------
                         Face  Interest  Maturity     Value
Issue                   Amount    Rate*    Date     (Note 1a)
-------------------------------------------------------------
            Certificates of Deposit (concluded)
-------------------------------------------------------------
Harris Trust &        $ 50,000   5.54 %   4/13/98  $  50,000
Savings
-------------------------------------------------------------
Morgan Guaranty        325,000   5.80     7/28/98    324,966
Trust Co. of NY
-------------------------------------------------------------
National City Bank,     50,000   5.578+   2/05/99     49,979
Ohio                    50,000   5.578+   3/08/99     49,977
-------------------------------------------------------------
National City Bank,     25,000   5.578+   2/05/99     24,990
Indiana
-------------------------------------------------------------
National City Bank,     25,000   5.574    1/20/99     24,990
Kentucky
-------------------------------------------------------------
NationsBank N.A.       129,000   5.55     2/09/99    128,683
                        21,000   5.55     2/10/99     20,948
-------------------------------------------------------------
Total Certificates of Deposit (Cost--$1,024,309)   1,024,023
-------------------------------------------------------------
           Certificates of Deposit--European--1.1%
-------------------------------------------------------------
ABN AMRO Bank          100,000   5.55     4/09/98    100,000
N.V., London
-------------------------------------------------------------
Abbey National         100,000   5.753    3/30/99     99,916
Treasury Services
PLC, London
-------------------------------------------------------------
Banco de Santander,     25,000   5.56     4/15/98     25,000
S.A., London            50,000   5.57     4/17/98     50,000
-------------------------------------------------------------
Bank Brussels Lambert,  25,000   5.53     4/02/98     25,000
London
-------------------------------------------------------------
Bank of Scotland,       50,000   5.905    8/18/98     50,015
London
-------------------------------------------------------------
Barclays Bank PLC,      45,000   6.08     6/15/98     45,018
London
-------------------------------------------------------------
Lloyds Bank PLC, London 15,000   5.91     9/04/98     15,004
-------------------------------------------------------------
NationsBank N.A.,       50,000   5.54    11/09/98     49,950
London
-------------------------------------------------------------
Rabobank Nederland,     20,000   5.88     7/13/98     20,002
N.V., London
-------------------------------------------------------------
Societe Generale, London33,000   5.53     6/25/98     32,992
-------------------------------------------------------------
Sudwestdeutsche         25,000   5.56     4/14/98     24,999
Landesbank Girozentrale,20,000   5.56     6/23/98     19,997
London
-------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$558,018)                                     557,893
-------------------------------------------------------------
            Certificates of Deposit--Yankee--7.5%
-------------------------------------------------------------
ABN AMRO Bank          209,000   5.77     7/28/98    208,958
N.V., Chicago
-------------------------------------------------------------
ABN AMRO Bank           25,000   6.03     6/11/98     25,007
N.V., NY                30,000   5.93     6/19/98     30,004
                        90,000   5.69     3/05/99     89,876
-------------------------------------------------------------
Australia & New         40,000   5.52     4/20/98     39,999
Zealand Banking
Group Ltd., NY
-------------------------------------------------------------
Banque Nationale       125,000   5.58     4/06/98    125,000
de Paris, San Francisco 50,000   5.57     4/09/98     50,000
                        25,000   5.57     4/16/98     25,000
-------------------------------------------------------------
--------------------------------------------------------------------------------
CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)          (IN THOUSANDS)
--------------------------------------------------------------------------------
                         Face  Interest  Maturity     Value
Issue                   Amount    Rate*    Date     (Note 1a)
-------------------------------------------------------------
      Certificates of Deposit--Yankee (concluded)
-------------------------------------------------------------
Barclays Bank PLC, NY $ 55,000   5.94 %   6/30/98  $   55,010
                        50,000   5.56     2/25/99      49,882
                       250,000   5.645    3/02/99     249,554
                        50,000   5.635    3/12/99      49,908
-------------------------------------------------------------
Bayerische Hypotheken- 100,000   5.73    10/09/98      99,950
und Wechsel-Bank, NY    86,000   5.72    10/13/98      85,952
                        64,000   5.65     2/26/99      63,899
-------------------------------------------------------------
Bayerische             100,000   6.20     4/21/98     100,020
Landesbank              76,000   5.86     7/17/98      76,003
Girozentrale, NY       124,000   5.528+   3/23/99     123,875
-------------------------------------------------------------
Bayerische Vereinsbank  80,000   5.70    10/06/98      79,948
AG, NY                  45,000   5.71    10/06/98      44,973
                       161,000   5.70     1/07/99     160,873
                        14,000   5.60     2/02/99      13,971
-------------------------------------------------------------
Canadian Imperial      100,000   5.79    10/06/98      99,979
Bank of Commerce, NY    50,000   5.55     2/10/99      49,877
                        50,000   5.635    3/02/99      49,906
-------------------------------------------------------------
Credit Suisse First    100,000   6.265    4/08/98     100,009
Boston, NY              30,000   5.71     3/11/99      29,965
-------------------------------------------------------------
Deutsche Bank AG, NY    11,000   6.20     4/08/98      11,001
                        50,000   5.50     4/13/98      49,998
                       115,000   5.95     6/16/98     115,018
                        85,000   5.71    10/07/98      84,949
                        80,000   5.62     2/26/99      79,853
                        20,000   5.65     3/01/99      19,965
-------------------------------------------------------------
Generale Bank, NY       50,000   5.58     4/09/98      50,000
-------------------------------------------------------------
Landesbank              30,000   6.00     6/09/98      30,007
Hessen Thuringen        50,000   6.03     6/10/98      50,014
Girozentrale, NY
-------------------------------------------------------------
Norddeutsche            70,000   5.572    2/02/99      69,971
Landesbank              30,000   5.68     3/05/99      29,956
Girozentrale AG, NY
-------------------------------------------------------------
Rabobank Nederland      25,000   6.00     6/10/98      25,006
N.V., NY                25,000   5.87     8/17/98      25,003
                        86,200   5.62     3/16/99      86,031
-------------------------------------------------------------
Royal Bank of Canada,   50,000   6.14     5/12/98      50,013
NY                      37,000   5.78     7/31/98      36,994
                        50,000   5.80    10/06/98      49,992
                        25,000   5.555    2/11/99      24,940
                        88,000   5.54     2/12/99      87,777
-------------------------------------------------------------
Swiss Bank Corp., NY   275,000   6.00     6/12/98     275,065
                        38,000   5.95     7/02/98      38,009
                        50,000   5.86     7/17/98      50,002
                        25,000   5.80     9/22/98      24,997
-------------------------------------------------------------
Westdeutsche           150,000   5.56     4/20/98     150,000
Landesbank             133,000   5.94     6/29/98     133,024
Girozentrale, NY
-------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$3,826,398)                                 3,824,983
-------------------------------------------------------------
               Commercial Paper--46.1%
-------------------------------------------------------------
AESOP Funding Corp.     24,700   5.49     4/03/98      24,689
                        59,800   5.53     5/21/98      59,332
-------------------------------------------------------------

-------------------------------------------------------------
                         Face  Interest  Maturity     Value
Issue                   Amount    Rate*    Date     (Note 1a)
-------------------------------------------------------------
           Commercial Paper (continued)
-------------------------------------------------------------
ANZ (Delaware), Inc.  $100,000   5.53 % 4/06/98  $   99,908
-------------------------------------------------------------
Allomon Funding         29,809   5.47   5/08/98      29,633
Corporation             20,191   5.47   5/14/98      20,053
-------------------------------------------------------------
Alpine Securitization   29,559   5.48   4/07/98      29,527
Corporation             11,098   5.49   4/07/98      11,086
                        42,402   5.56   4/14/98      42,310
                        45,000   5.50   4/15/98      44,897
                        30,769   5.55   4/20/98      30,674
                        18,000   5.49   4/21/98      17,942
                        18,746   5.57   4/23/98      18,679
                        28,000   5.55   4/24/98      27,896
                        43,129   5.56   4/28/98      42,942
                        14,410   5.53   5/07/98      14,327
                        18,887   5.55   5/07/98      18,779
-------------------------------------------------------------
American Express       200,000   5.52   4/17/98     199,479
Credit Corp.           100,000   5.53   4/23/98      99,647
                       200,000   5.51   4/27/98     199,170
-------------------------------------------------------------
American Honda          25,000   5.45   4/16/98      24,938
Finance Corp.           10,000   5.56   5/27/98       9,912
                        15,000   5.56   5/28/98      14,866
-------------------------------------------------------------
Apreco, Inc.            25,000   5.50   4/15/98      24,942
                        25,000   5.48   4/16/98      24,938
                        25,000   5.47   4/23/98      24,912
-------------------------------------------------------------
Asset Securitization   145,000   5.53   4/09/98     144,800
Cooperative Corp.       68,000   5.53   4/14/98      67,854
                        18,002   5.54   4/16/98      17,958
                        56,998   5.54   4/17/98      56,849
                        53,000   5.47   4/29/98      52,763
                        45,000   5.48   4/30/98      44,792
                       100,000   5.47   5/01/98      99,523
                        50,000   5.48   5/01/98      49,761
                       200,000   5.48   5/06/98     198,884
                       100,000   5.48   5/08/98      99,411
                        64,000   5.54   5/08/98      63,623
-------------------------------------------------------------
Associates Corporation 257,187   6.07   4/01/98     257,144
of North America       100,000   5.54   4/14/98      99,784
                       100,000   5.53   4/16/98      99,754
                       100,000   5.53   4/17/98      99,739
                       100,000   5.54   4/21/98      99,677
-------------------------------------------------------------
Associates First        25,000   5.53   4/16/98      24,938
Capital Corp.           28,000   5.51   5/14/98      27,809
                        47,000   5.50   6/03/98      46,537
-------------------------------------------------------------
Atlantic Asset          17,322   5.56   4/13/98      17,287
Securitization Corp.    32,678   5.55   4/15/98      32,602
-------------------------------------------------------------
Avco Financial          18,000   5.55   4/13/98      17,964
Services, Inc.          25,000   5.54   4/28/98      24,892
                        19,000   5.55   4/29/98      18,915
-------------------------------------------------------------
B.B.V. Finance          50,000   5.43   4/08/98      49,938
(Delaware), Inc.
-------------------------------------------------------------
BBL North America, Inc. 89,500   5.54   4/06/98      89,417
                        10,500   5.52   5/19/98      10,421
-------------------------------------------------------------
BIL North America, Inc. 25,000   5.53   4/14/98      24,946
                        25,000   5.53   4/15/98      24,942
-------------------------------------------------------------

--------------------------------------------------------------------------------
CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)          (IN THOUSANDS)
--------------------------------------------------------------------------------
                         Face  Interest  Maturity     Value
Issue                   Amount    Rate*    Date     (Note 1a)
-------------------------------------------------------------
               Commercial Paper (continued)
-------------------------------------------------------------
BTR Dunlop Finance,   $ 40,000   5.56 % 4/06/98  $   39,963
Inc.                    25,000   5.54   4/20/98      24,923
-------------------------------------------------------------
Bank Austria Finance, Inc.50,000 5.52   4/13/98      49,900
-------------------------------------------------------------
Bear Stearns            25,000   5.50   4/09/98      24,965
Companies, Inc.         15,000   5.54   4/23/98      14,947
                       110,000   5.70   4/29/98     109,508
                        75,000   5.51   5/08/98      74,558
                        50,000   5.65   6/17/98      49,400
                        50,000   5.51   7/07/98      49,249
-------------------------------------------------------------
Block Financial Corp.   37,000   5.50   4/02/98      36,989
                        29,000   5.55   4/27/98      28,879
                         9,000   5.51   6/25/98       8,881
-------------------------------------------------------------
CIT Group Holdings,    100,000   5.55   4/23/98      99,647
Inc. (The)             137,500   5.58   8/17/98     137,455
                       220,300   5.59   9/30/98     220,204
                       190,000   5.64   1/12/99     189,927
                       129,000   5.57   3/22/99     128,939
-------------------------------------------------------------
CSW Credit, Inc.        11,700   5.42   4/09/98      11,684
                        31,000   5.55   4/09/98      30,957
                        10,000   5.54   4/23/98       9,965
                         9,954   5.55   4/28/98       9,911
-------------------------------------------------------------
CXC Incorporated        25,000   5.48   4/01/98      24,996
                        43,400   5.48   4/02/98      43,387
                        40,000   5.49   4/02/98      39,988
                        75,000   5.49   4/03/98      74,966
                        10,000   5.49   4/09/98       9,986
                        25,000   5.52   4/14/98      24,946
                        25,000   5.49   4/16/98      24,938
                        25,000   5.48   4/21/98      24,919
                        26,400   5.48   4/22/98      26,311
                        45,500   5.49   4/28/98      45,304
                        28,000   5.53   5/08/98      27,837
                        30,100   5.53   5/12/98      29,904
                        25,000   5.53   5/14/98      24,831
                        30,000   5.52   5/19/98      29,773
                        50,000   5.52   5/20/98      49,615
                        21,600   5.53   5/21/98      21,430
                       100,000   5.52   5/28/98      99,106
                        50,000   5.50   6/18/98      49,392
                        75,000   5.50   6/22/98      74,042
-------------------------------------------------------------
Caisse d'Amortissement 100,000   5.53   4/09/98      99,862
de la dette Sociale
-------------------------------------------------------------
Caisse des Depots et   100,000   5.53   4/06/98      99,908
Consignations           20,000   5.53   4/08/98      19,975
-------------------------------------------------------------
Cargill, Inc.           50,000   5.54   4/09/98      49,931
-------------------------------------------------------------
Carnival Corp.          50,000   5.52   4/02/98      49,985
-------------------------------------------------------------
Carnival (UK) PLC       25,000   5.51   4/07/98      24,973
-------------------------------------------------------------
Centric Capital Corp.   12,800   5.54   4/06/98      12,788
                        25,000   5.55   4/09/98      24,965
                        19,000   5.50   4/14/98      18,959
                        23,000   5.55   4/14/98      22,950
                        40,200   5.55   4/20/98      40,076
                        25,000   5.55   4/22/98      24,915
                        15,000   5.47   5/04/98      14,921

-------------------------------------------------------------
                         Face  Interest  Maturity     Value
Issue                   Amount    Rate*    Date     (Note 1a)
-------------------------------------------------------------
             Commercial Paper (continued)
-------------------------------------------------------------
Centric Capital Corp. $ 18,125   5.53 % 5/19/98  $   17,989
(concluded)             20,000   5.54   5/27/98      19,824
-------------------------------------------------------------
Chrysler Financial      50,000   5.58   4/13/98      49,899
Corp.                  100,000   5.56   4/20/98      99,691
                       100,000   5.57   4/21/98      99,675
-------------------------------------------------------------
Ciesco L.P.             50,000   5.53   4/06/98      49,954
                        30,000   5.53   4/09/98      29,958
                        35,000   5.54   4/20/98      34,892
                        50,000   5.52   4/23/98      49,824
                        37,500   5.54   4/24/98      37,361
                        50,000   5.55   4/29/98      49,776
                        47,719   5.51   5/28/98      47,292
-------------------------------------------------------------
Clipper Receivables     28,719   5.54   4/13/98      28,661
Corp.                   24,782   5.54   4/16/98      24,721
                        22,499   5.55   4/23/98      22,419
                        49,000   5.50   6/16/98      48,419
-------------------------------------------------------------
Commercial Credit       25,000   5.50   4/01/98      24,996
Corp.                   50,000   5.49   4/02/98      49,985
                        50,000   5.49   4/03/98      49,977
                        50,000   5.47   4/06/98      49,954
                        25,000   5.54   4/16/98      24,938
                        36,000   5.54   5/05/98      35,806
                        50,000   5.53   5/21/98      49,607
                        50,000   5.51   6/04/98      49,500
-------------------------------------------------------------
Corporate Asset         15,000   5.50   4/03/98      14,993
Funding Co., Inc.       75,000   5.50   4/08/98      74,908
                        50,000   5.54   4/09/98      49,931
                        50,000   5.53   4/15/98      49,885
                       100,000   5.53   4/16/98      99,754
                        40,000   5.52   4/20/98      39,877
                        40,000   5.52   4/24/98      39,853
                        20,000   5.53   4/28/98      19,914
                        25,000   5.47   4/29/98      24,888
                        60,000   5.48   4/29/98      59,732
                        75,000   5.51   5/20/98      74,426
                        50,000   5.50   6/11/98      49,446
-------------------------------------------------------------
Corporate Receivables   25,000   5.48   4/08/98      24,969
Corp.                   10,000   5.48   4/09/98       9,986
                        40,000   5.50   4/09/98      39,945
                        10,000   5.53   4/09/98       9,986
                        12,000   5.54   4/16/98      11,970
                        50,000   5.47   4/27/98      49,793
                        25,000   5.54   4/28/98      24,892
                        75,000   5.47   5/11/98      74,523
                        25,000   5.53   5/12/98      24,839
                        35,000   5.55   5/13/98      34,768
                        20,000   5.51   5/14/98      19,864
                        28,000   5.52   5/15/98      27,805
                        60,000   5.52   5/19/98      59,547
                        30,000   5.53   5/22/98      29,759
                        30,000   5.51   5/28/98      29,732
                        25,000   5.52   5/28/98      24,776
-------------------------------------------------------------
Countrywide Home        20,000   5.56   4/30/98      19,907
Loans, Inc.             50,000   5.55   5/04/98      49,738
                        30,000   5.53   5/27/98      29,736
-------------------------------------------------------------

--------------------------------------------------------------------------------
CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)          (IN THOUSANDS)
--------------------------------------------------------------------------------
                         Face  Interest  Maturity     Value
Issue                   Amount    Rate*    Date     (Note 1a)
-------------------------------------------------------------
                Commercial Paper (continued)
-------------------------------------------------------------
Creditanstalt Finance, $150,000  5.53 % 4/09/98 $   149,793
Inc.
-------------------------------------------------------------
Cregem North America,   90,000   5.50   6/09/98      89,030
Inc.                    60,000   5.50   6/11/98      59,335
                       100,000   5.50   6/19/98      98,769
-------------------------------------------------------------
Daimler-Benz North      12,000   5.47   5/28/98      11,893
America Corp.           50,000   5.51   5/28/98      49,553
-------------------------------------------------------------
Delaware Funding        20,094   5.54   4/03/98      20,085
Corp.                   10,076   5.47   4/09/98      10,062
                        50,000   5.54   4/13/98      49,900
                       300,000   5.55   4/13/98     299,399
                        73,288   5.53   4/14/98      73,130
                        68,517   5.55   4/15/98      68,358
                        25,121   5.54   4/23/98      25,032
                        86,444   5.53   5/21/98      85,764
-------------------------------------------------------------
Den Danske             100,000   5.53   4/09/98      99,862
Corporation
-------------------------------------------------------------
Den Norske Bank ASA     50,000   5.47   5/13/98      49,667
-------------------------------------------------------------
Deutsche Bank           39,000   5.43   4/08/98      38,952
Financial, Inc.
-------------------------------------------------------------
EDS Finance PLC         10,000   5.52   4/30/98       9,954
                        10,900   5.53   5/22/98      10,813
                        45,000   5.54   5/22/98      44,639
-------------------------------------------------------------
Eastman Kodak Company   46,700   5.52   5/21/98      46,333
-------------------------------------------------------------
Eiger Capital           17,076   5.54   4/27/98      17,005
Corporation             25,490   5.55   4/27/98      25,384
                       102,000   5.52   5/20/98     101,218
-------------------------------------------------------------
Eureka Securitization,  10,000   5.47   5/08/98       9,941
Inc.                    40,000   5.53   5/13/98      39,733
                        42,190   5.53   5/18/98      41,878
                        50,000   5.51   6/03/98      49,508
                        25,000   5.50   6/09/98      24,731
                        15,000   5.51   6/09/98      14,838
                        17,810   5.51   6/11/98      17,613
-------------------------------------------------------------
Falcon Asset            41,414   5.50   4/03/98      41,395
Securitization Corp.    35,625   5.49   4/13/98      35,554
                        37,855   5.53   4/14/98      37,774
                        30,645   5.48   4/16/98      30,570
                        22,045   5.55   4/17/98      21,987
                        17,300   5.55   4/23/98      17,239
                        55,045   5.54   4/28/98      54,807
                        27,371   5.53   5/20/98      27,161
                         6,245   5.53   5/26/98       6,191
                        11,150   5.50   6/23/98      11,006
-------------------------------------------------------------
Finova Capital Corp.    10,400   5.50   4/16/98      10,374
                        30,000   5.54   5/05/98      29,838
                        15,000   5.54   5/21/98      14,882
                        40,000   5.54   5/28/98      39,642
                        20,000   5.53   6/17/98      19,760
                        19,600   5.53   6/22/98      19,350
                        40,000   5.53   6/25/98      39,471
-------------------------------------------------------------
Fleet Funding Corp.     24,741   5.54   4/14/98      24,688
                        18,448   5.56   4/14/98      18,408
                        69,708   5.53   4/17/98      69,526



-------------------------------------------------------------
                         Face  Interest  Maturity     Value
Issue                   Amount    Rate*    Date     (Note 1a)
-------------------------------------------------------------
               Commercial Paper (continued)
-------------------------------------------------------------
Fleet Funding Corp.   $ 76,556   5.54 % 4/23/98  $   76,285
(concluded)             10,547   5.55   4/24/98      10,508
-------------------------------------------------------------
Ford Credit Europe PLC  25,000   5.49   4/03/98      24,989
                        13,000   5.54   4/16/98      12,968
                        25,000   5.48   4/24/98      24,908
                        25,000   5.52   5/07/98      24,858
-------------------------------------------------------------
Ford Motor Credit Co.  100,000   5.40   4/03/98      99,954
                       100,000   5.47   4/23/98      99,647
-------------------------------------------------------------
General Electric        50,000   5.54   4/02/98      49,985
Capital Corp.          200,000   5.55   4/08/98     199,753
                       100,000   5.47   4/15/98      99,770
                        90,000   5.53   4/15/98      89,793
                       150,000   5.71   4/28/98     149,355
                       150,000   5.47   4/30/98     149,306
                       200,000   5.53   5/14/98     198,648
                       125,000   5.54   5/14/98     124,154
                        50,000   5.47   5/22/98      49,599
                       150,000   5.51   5/26/98     148,705
                       200,000   5.51   5/27/98     198,243
                       150,000   5.50   6/05/98     148,477
                       100,000   5.549+ 11/09/98     99,977
                       100,000   5.545+ 11/16/98     99,973
-------------------------------------------------------------
General Electric Capital 75,000  5.53   4/15/98      74,827
Services, Inc.
-------------------------------------------------------------
General Electric       150,000   5.47   5/22/98     148,798
Company
-------------------------------------------------------------
General Motors         107,000   5.53   5/01/98     106,490
Acceptance Corp.       300,000   5.53   5/04/98     298,433
                       500,000   5.53   5/06/98     497,235
                       129,000   5.53   5/18/98     128,049
                        94,000   5.51   5/26/98      93,188
                       175,000   5.50   6/04/98     173,250
-------------------------------------------------------------
Glaxo Wellcome, Inc.    20,000   5.54   4/03/98      19,991
                        70,325   5.54   4/06/98      70,260
-------------------------------------------------------------
Goldman Sachs           50,000   5.70   5/14/98      49,659
Group, L.P.            100,000   5.65   5/19/98      99,245
                         3,000   5.56   6/24/98       2,961
-------------------------------------------------------------
Greenwich Funding       25,000   5.49   4/07/98      24,973
Corp.                   75,000   5.50   4/07/98      74,920
                        40,770   5.53   4/08/98      40,720
                        87,555   5.49   4/15/98      87,355
                        13,650   5.55   4/22/98      13,604
                        35,355   5.48   4/30/98      35,191
                        15,670   5.52   5/21/98      15,547
                        57,000   5.53   5/21/98      56,552
-------------------------------------------------------------
Halifax PLC            175,600   5.50   4/06/98     175,438
                        74,400   5.52   4/07/98      74,320
-------------------------------------------------------------
Henkel Corporation      20,000   5.47   4/15/98      19,954
                        19,000   5.43   4/21/98      18,939
-------------------------------------------------------------
Household Finance Corp. 50,000   5.52   4/09/98      49,931
                       100,000   5.55   4/16/98      99,753
                       100,000   5.54   4/21/98      99,677
                        50,000   5.53   4/22/98      49,831
-------------------------------------------------------------

--------------------------------------------------------------------------------
CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)          (IN THOUSANDS)
--------------------------------------------------------------------------------
                         Face  Interest  Maturity     Value
Issue                   Amount    Rate*    Date     (Note 1a)
-------------------------------------------------------------
              Commercial Paper (continued)
-------------------------------------------------------------
International         $ 36,450   5.55 % 4/13/98  $   36,377
Securitization          30,755   5.58   4/14/98      30,688
Corporation             20,000   5.48   4/16/98      19,951
                        50,000   5.49   4/16/98      49,877
                        35,000   5.57   4/16/98      34,913
                        72,795   5.55   4/17/98      72,604
                        30,000   5.48   4/23/98      29,894
                         8,745   5.53   5/26/98       8,670
-------------------------------------------------------------
Internationale          50,000   5.53   4/14/98      49,892
Nederlanden (US)
Funding Corp.
-------------------------------------------------------------
John Deere Capital     100,000   5.54   4/16/98      99,754
Corp.
-------------------------------------------------------------
KfW International       17,000   5.56   4/08/98      16,979
Finance Inc.            30,000   5.52   4/09/98      29,959
                        42,000   5.52   4/22/98      41,858
-------------------------------------------------------------
Lehman Brothers         96,000   5.48   5/04/98      95,494
Holdings, Inc.          54,000   5.50   5/12/98      53,648
-------------------------------------------------------------
Lexington Parker        32,000   5.49   4/09/98      31,956
Capital Company, LLC    40,000   5.47   4/24/98      39,853
                        26,100   5.54   5/21/98      25,895
                        46,207   5.47   5/29/98      45,787
                        75,232   5.54   5/29/98      74,548
                        30,461   5.52   6/01/98      30,170
-------------------------------------------------------------
Matterhorn Capital      14,876   5.55   4/27/98      14,814
Corp.                   14,000   5.52   5/26/98      13,879
-------------------------------------------------------------
MetLife Funding Corp.   30,260   5.53   4/08/98      30,223
-------------------------------------------------------------
Mont Blanc Capital      90,676   5.49   4/15/98      90,467
Corp.                   20,116   5.57   4/20/98      20,054
                        75,000   5.55   4/22/98      74,746
                       197,322   5.55   4/24/98     196,592
                        81,000   5.55   4/28/98      80,650
                        27,000   5.52   5/26/98      26,767
                       101,827   5.53   5/26/98     100,948
                        69,059   5.53   5/28/98      68,442
                        38,000   5.51   6/10/98      37,585
-------------------------------------------------------------
Monte Rosa Capital      25,121   5.57   4/13/98      25,070
Corp.                   25,121   5.54   4/20/98      25,044
                        25,000   5.48   4/23/98      24,912
                        44,000   5.49   4/23/98      43,845
                       111,000   5.48   4/24/98     110,591
                        75,000   5.48   4/27/98      74,689
                        20,000   5.55   4/30/98      19,908
                        20,000   5.54   5/08/98      19,883
                        11,543   5.48   5/12/98      11,468
                        60,000   5.53   5/28/98      59,464
                        33,511   5.50   6/18/98      33,104
-------------------------------------------------------------
Morgan Stanley,         18,500   5.51   4/06/98      18,483
Dean Witter & Co.      100,000   5.49   4/08/98      99,877
                       150,000   5.51   4/09/98     149,793
                       100,000   5.55   4/14/98      99,784
                       175,000   5.52   4/27/98     174,274
                        10,000   5.648 10/26/98      10,000


-------------------------------------------------------------
                         Face  Interest  Maturity     Value
Issue                   Amount    Rate*    Date     (Note 1a)
-------------------------------------------------------------
                 Commercial Paper (continued)
-------------------------------------------------------------
Morgan Stanley,       $ 50,000   5.648% 11/20/98  $  50,000
Dean Witter & Co.      190,000   5.648  12/24/98    190,000
(concluded)
-------------------------------------------------------------
National Australia     105,000   5.53   4/08/98     104,871
Funding (Delaware),     14,900   5.42   4/09/98      14,879
Inc.                   100,000   5.66   6/04/98      99,000
-------------------------------------------------------------
NationsBank Corp.      100,000   5.40   8/06/98      98,041
-------------------------------------------------------------
New Center Asset        25,000   5.53   4/03/98      24,988
Trust                  200,000   5.73   4/14/98     199,570
                       150,000   5.56   5/04/98     149,210
                       225,000   5.54   5/06/98     223,754
                        50,000   5.51   6/18/98      49,392
-------------------------------------------------------------
Nordbanken              30,000   5.53   5/28/98      29,732
North America Inc.      50,000   5.51   6/04/98      49,500
                        20,000   5.50   6/10/98      19,781
-------------------------------------------------------------
Old Line Funding Corp.  20,420   5.55   4/15/98      20,373
                        12,380   5.58   4/17/98      12,347
                        17,882   5.57   4/20/98      17,827
                        10,951   5.56   5/06/98      10,890
                        86,106   5.56   5/07/98      85,614
-------------------------------------------------------------
Ontario Hydro           24,000   5.71   4/06/98      23,978
-------------------------------------------------------------
Park Ave Receivables     9,717   5.51   4/02/98       9,714
Corp.                   23,312   5.54   4/17/98      23,251
                        11,603   5.55   4/22/98      11,564
                        42,167   5.55   4/23/98      42,017
                        14,000   5.53   5/07/98      13,920
                        22,445   5.53   5/08/98      22,313
                        11,756   5.53   5/14/98      11,676
-------------------------------------------------------------
Preferred Receivables   49,750   5.56   4/01/98      49,742
Funding Corp.           17,065   5.50   4/02/98      17,060
                        36,425   5.55   4/03/98      36,408
                        54,540   5.49   4/07/98      54,482
                        53,200   5.48   4/13/98      53,095
                        25,400   5.49   4/14/98      25,346
                        10,025   5.49   4/15/98      10,002
                        11,825   5.55   4/21/98      11,787
                        60,650   5.54   4/28/98      60,389
                        30,725   5.46   5/04/98      30,563
                        39,200   5.55   5/07/98      38,976
                        11,195   5.53   5/11/98      11,124
-------------------------------------------------------------
Republic Industries     42,300   5.56   4/14/98      42,209
Funding Corp.           40,000   5.52   4/24/98      39,853
                        92,700   5.54   5/01/98      92,258
-------------------------------------------------------------
Rexam PLC               10,000   5.44   4/16/98       9,975
                        24,500   5.54   4/23/98      24,413
-------------------------------------------------------------
Rio Tinto America, Inc. 15,500   5.53   4/02/98      15,495
                        11,000   5.42   4/14/98      10,976
                        15,600   5.54   4/17/98      15,559
                        15,200   5.50   5/20/98      15,083
                        54,000   5.51   5/29/98      53,509
                        16,800   5.51   6/19/98      16,593
                        47,486   5.51   6/25/98      46,858
-------------------------------------------------------------

--------------------------------------------------------------------------------
CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)          (IN THOUSANDS)
--------------------------------------------------------------------------------
                         Face  Interest  Maturity     Value
Issue                   Amount    Rate*    Date     (Note 1a)
-------------------------------------------------------------
               Commercial Paper (continued)
-------------------------------------------------------------
Riverwoods Funding    $ 10,000   5.54 % 4/09/98   $   9,986
Corp.                   15,000   5.54   4/14/98      14,968
                        50,000   5.54   4/16/98      49,877
                        50,000   5.52   5/28/98      49,553
                        50,000   5.50   6/24/98      49,346
                        25,000   5.51   6/25/98      24,669
-------------------------------------------------------------
Salomon, Smith Barney  150,000   5.49   4/09/98     149,793
Holdings, Inc.          50,000   5.48   4/22/98      49,831
                        10,000   5.47   5/14/98       9,932
                        90,000   5.48   5/19/98      89,320
-------------------------------------------------------------
Sears Roebuck           50,000   5.47   5/05/98      49,729
Acceptance Corp.        50,000   5.40   5/07/98      49,713
                        50,000   5.47   5/11/98      49,682
                        50,000   5.47   5/12/98      49,675
                        50,000   5.54   5/13/98      49,667
                        50,000   5.47   5/19/98      49,622
                        50,000   5.49   5/22/98      49,599
-------------------------------------------------------------
Societe Generale        75,000   5.53   4/07/98      74,919
N.A., Inc.             150,000   5.53   4/14/98     149,677
                        65,000   5.55   4/15/98      64,850
-------------------------------------------------------------
Southern California     35,200   5.53   4/07/98      35,162
Edison Co.
-------------------------------------------------------------
Svenska                 50,000   5.54   4/06/98      49,954
Handelsbanken AB        35,162   5.52   5/04/98      34,979
-------------------------------------------------------------
Swedish Export          50,000   5.71   4/07/98      49,946
Credit Corp.
-------------------------------------------------------------
Three Rivers Funding    33,838   5.55   4/13/98      33,770
Corp.                   18,527   5.54   4/14/98      18,487
                        22,635   5.55   4/17/98      22,576
-------------------------------------------------------------
Toronto-Dominion       200,000   5.54   4/07/98     199,785
Holdings (USA), Inc.
-------------------------------------------------------------
Toyota Motor Credit     55,000   5.53   4/13/98      54,890
Corp.
-------------------------------------------------------------
Transamerica Finance    41,000   5.53   4/13/98      40,918
Corp.                   25,000   5.53   4/23/98      24,912
-------------------------------------------------------------
Twin Towers, Inc.       28,436   5.57   4/03/98      28,423
                        16,196   5.56   4/13/98      16,163
                        50,279   5.55   4/14/98      50,170
                       103,453   5.57   4/15/98     103,213
                        32,314   5.45   4/16/98      32,235
                        50,447   5.56   4/20/98      50,291
                        18,875   5.50   4/21/98      18,814
-------------------------------------------------------------
Unifunding, Inc.        69,635   5.48   4/08/98      69,549
                        30,365   5.53   5/05/98      30,202
-------------------------------------------------------------
Vattenfall Treasury, Inc.50,000  5.45   5/22/98      49,600
-------------------------------------------------------------
WCP Funding, Inc.        9,800   5.50   4/09/98       9,787
                        25,000   5.52   4/09/98      24,965
                        25,000   5.47   4/28/98      24,892
                        28,000   5.52   4/29/98      27,875
                        21,700   5.47   5/11/98      21,562
                        25,000   5.47   5/14/98      24,830


-------------------------------------------------------------
                         Face  Interest  Maturity     Value
Issue                   Amount    Rate*    Date     (Note 1a)
-------------------------------------------------------------
               Commercial Paper (concluded)
-------------------------------------------------------------
WCP Funding, Inc.     $ 31,900   5.53 % 5/14/98   $  31,682
(concluded)              8,600   5.54   5/14/98       8,541
                        25,000   5.51   6/17/98      24,700
-------------------------------------------------------------
Windmill Funding         5,683   5.59    4/08/98       5,676
Corp.                   32,000   5.50    4/16/98      31,922
                        55,970   5.55    4/16/98      55,832
                        62,460   5.55    4/23/98      62,239
                        50,000   5.55    4/29/98      49,776
                       100,000   5.55    5/07/98      99,430
                        17,401   5.47    5/13/98      17,285
                        85,581   5.47    5/14/98      84,997
                        16,729   5.47    5/18/98      16,605
                        34,000   5.47    5/22/98      33,727
                        66,938   5.54    5/28/98      66,339
                        36,847   5.50    6/16/98      36,410
                        77,668   5.51    6/18/98      76,724
                        38,560   5.50    6/19/98      38,085
                        20,163   5.51    6/19/98      19,915
-------------------------------------------------------------
Xerox Capital           50,000   5.47    4/22/98      49,831
(Europe) PLC            50,000   5.47    4/23/98      49,823
-------------------------------------------------------------
Xerox Overseas          50,000   5.54    4/20/98      49,846
Holdings PLC            50,000   5.47    4/22/98      49,831
-------------------------------------------------------------
Total Commercial Paper (Cost--$23,445,274)        23,444,787
-------------------------------------------------------------
                  Corporate Notes--6.0%
-------------------------------------------------------------
Abbey National          96,000   5.568   2/17/99      95,950
Treasury Services PLC
-------------------------------------------------------------
Asset-Backed           715,150   5.648+  9/15/98     715,150
Securities Investment
Trust 1997-F
-------------------------------------------------------------
Bear Stearns            25,000   9.125   4/15/98      25,038
Companies, Inc.
-------------------------------------------------------------
Chase Manhattan Auto    63,427   5.549   3/12/99      63,415
Owner Trust 1998--
As Class A-1
-------------------------------------------------------------
Ford Credit Auto Owner 175,039   5.545   2/16/99     174,986
Trust 1998-A, Class A-1
-------------------------------------------------------------
KfW International       14,000   9.375   7/15/98      14,139
Finance, Inc.
-------------------------------------------------------------
LABS Trust Series      288,953   5.688  12/28/98     288,953
1996-4, Senior Notes
-------------------------------------------------------------
LABS Trust, Series     273,703   5.684  10/21/98     273,703
1997-6, Senior Notes
-------------------------------------------------------------
LABS Trust Series      192,755   5.684  12/22/98     192,755
1997-7, Senior Notes
-------------------------------------------------------------
LINCS, Series 1997-4   285,000   5.678+  9/18/98     285,000
-------------------------------------------------------------
LINCS, Series 1997-5   285,000   5.678+ 11/18/98     285,000
-------------------------------------------------------------
LINCS, Series 1998-2   340,000   5.678   2/12/99     340,000
-------------------------------------------------------------
Newcourt Receivables    19,755   5.815  12/21/98      19,755
Asset Trust 1997-1
-------------------------------------------------------------

--------------------------------------------------------------------------------
CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)          (IN THOUSANDS)
--------------------------------------------------------------------------------
                         Face  Interest  Maturity     Value
Issue                   Amount    Rate*    Date     (Note 1a)
-------------------------------------------------------------
                Corporate Notes (concluded)
-------------------------------------------------------------
Premier Auto Trust    $ 56,673   5.68 %   8/06/98  $   56,674
1997-2, Class A-1
-------------------------------------------------------------
Premier Auto Trust      19,054   5.649    6/08/98      19,054
1997-3, Class A-1
-------------------------------------------------------------
Premier Auto Trust     109,444   5.545   11/06/98     109,444
1998-1, Class A-1
-------------------------------------------------------------
Premier Auto Trust     105,000   5.608   12/06/98     105,000
1998-2, Class A-1
-------------------------------------------------------------
Total Corporate Notes (Cost--$3,064,076)           3,064,016
-------------------------------------------------------------
                 Funding Agreements--1.0%
-------------------------------------------------------------
Transamerica Life      150,000   5.672+   4/15/98     150,000
Insurance & Annuity     25,000   5.672+   8/03/98      25,000
Company                 50,000   5.672+   9/14/98      50,000
                        50,000   5.692+   3/02/99      50,000
-------------------------------------------------------------
Transamerica            60,000   5.672+   5/15/98      60,000
Occidental Life         75,000   5.672+  11/20/98      75,000
Insurance Co.
-------------------------------------------------------------
Travelers Insurance Co. 25,000   5.655+   1/21/99      25,000
                        25,000   5.625+   1/27/99      25,000
                        20,000   5.655+   2/01/99      20,000
-------------------------------------------------------------
Total Funding Agreements (Cost--$480,000)            480,000
-------------------------------------------------------------
                    Master Notes--1.6%
-------------------------------------------------------------
Goldman Sachs          700,000   5.672+   4/28/98     700,000
Group, L.P.            130,000   5.672+   5/29/98     130,000
-------------------------------------------------------------
Total Master Notes (Cost--$830,000)                  830,000
-------------------------------------------------------------
                 Medium-Term Notes--4.5%
-------------------------------------------------------------
Abbey National         130,000   5.60     6/09/98     129,983
Treasury Services PLC   69,000   5.50     2/05/99      68,814
-------------------------------------------------------------
Bank of Scotland        40,000   5.95     6/18/98      40,004
Treasury Services PLC
-------------------------------------------------------------
Barnett Banks, Inc.     50,000   6.25     7/28/98      50,074
-------------------------------------------------------------
CIT Group Holdings,     35,550   6.25     3/22/99      35,682
Inc. (The)
-------------------------------------------------------------
Chase Manhattan        300,000   5.598+   3/25/99     299,867
Corp.
-------------------------------------------------------------
Credit Suisse First     67,000   5.69     4/14/98      67,001
Boston, Inc.           103,000   5.67     5/22/98     103,000
                        25,000   6.148    6/02/98      25,013
                       500,000   5.622   10/01/98     500,000
-------------------------------------------------------------
Ford Motor Credit Co.   90,000   5.70+   12/23/98      90,004
                       250,000   5.71+    1/08/99     250,000
-------------------------------------------------------------
General Motors         145,000   5.702+   2/27/01     144,710
Acceptance Corp.
-------------------------------------------------------------
Goldman Sachs           17,000   6.10     4/15/98      17,004
Group, L.P.            100,000   5.68 +   3/26/99     100,000
                       100,000   5.688+   3/26/99     100,022
-------------------------------------------------------------
IBM Credit Corp.        75,000   5.73     7/30/98      75,007
                        75,000   5.665+   7/31/98      75,000
-------------------------------------------------------------

-------------------------------------------------------------
                         Face  Interest  Maturity     Value
Issue                   Amount    Rate*    Date     (Note 1a)
-------------------------------------------------------------
             Medium-Term Notes (concluded)
-------------------------------------------------------------
Morgan Stanley,       $ 10,000   5.954%   5/18/98  $   10,006
Dean Witter & Co.       86,500   5.544+   1/15/99      86,488
-------------------------------------------------------------
Norwest Corporation     25,000   6.00    10/13/98      25,032
-------------------------------------------------------------
Total Medium-Term Notes (Cost--$2,293,201)         2,292,711
-------------------------------------------------------------
           US Government & Agency Obligations--
                  Discount Notes--4.6%
-------------------------------------------------------------
Federal Farm Credit     74,000   5.23     7/29/98      72,658
Bank
-------------------------------------------------------------
Federal Home Loan       27,172   5.11     2/04/99      25,918
Banks                   75,000   5.20     3/04/99      71,226
-------------------------------------------------------------
Federal Home Loan      100,000   5.27     8/07/98      98,058
Mortgage Corp.
-------------------------------------------------------------
Federal National        48,000   5.27     5/22/98      47,623
Mortgage Association    26,000   5.28     5/28/98      25,772
                        50,000   5.28     6/08/98      49,476
                        50,000   5.54     6/15/98      49,423
                        50,000   5.51     6/18/98      49,400
                       150,000   5.50     6/23/98     148,086
                       150,000   5.49     6/30/98     147,926
                       204,000   5.46     7/06/98     201,010
                        51,049   5.295    7/30/98      50,116
                       130,000   5.35     9/30/98     126,425
                       100,000   5.05     1/07/99      95,801
                        30,195   5.16     1/07/99      28,927
                        50,000   5.25     1/27/99      47,752
-------------------------------------------------------------
International Bank for  25,875   5.38     4/09/98      25,840
Reconstruction and      21,395   5.54     6/15/98      21,148
Development
-------------------------------------------------------------
US Treasury Bills      100,000   4.82     7/16/98      98,506
                       400,000   4.909    7/16/98     394,026
                       150,000   4.97     1/07/99     143,984
                       170,000   4.975    1/07/99     163,182
                       100,000   4.98     1/07/99      95,989
                        75,000   4.993    2/04/99      71,677
-------------------------------------------------------------
Total US Government & Agency Obligations--
Discount Notes (Cost--$2,351,393)                  2,349,949
-------------------------------------------------------------
            US Government & Agency Obligations--
                  Non-Discount Notes--20.7%
-------------------------------------------------------------
Federal Farm Credit     30,000   5.81    12/04/98      30,021
Bank
-------------------------------------------------------------
Federal Home Loan       32,500   5.96     6/09/98      32,516
Banks                    7,250   5.82     6/16/98       7,251
                        26,000   5.78     7/07/98      26,006
                        18,600   5.58     8/06/98      18,591
                       455,000   5.51+    9/16/98     454,856
                       365,000   5.80     9/18/98     365,161
                        10,900   7.64     9/21/98      10,997
                       438,000   5.634+  10/20/98     437,929
                       750,000   5.639+  11/03/98     749,804
                        84,000   5.595    3/10/99      83,924
                       215,000   5.599+   3/26/99     214,894

--------------------------------------------------------------------------------
CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONCLUDED)          (IN THOUSANDS)
--------------------------------------------------------------------------------
                         Face   Interest  Maturity     Value
Issue                   Amount    Rate*    Date     (Note 1a)
-------------------------------------------------------------
          US Government & Agency Obligations--
             Non-Discount Notes (continued)
-------------------------------------------------------------
Federal Home Loan     $200,000   5.649+%  4/01/99 $   199,900
Banks                   18,000   6.355    6/11/99      18,032
(concluded)             60,000   5.99     8/11/99      60,050
                        75,000   5.67     1/20/00      74,738
                       100,000   5.855    1/20/00      99,800
                       100,000   5.77     1/27/00      99,730
                       137,000   5.75     1/28/00     136,589
                        29,405   5.445    2/04/00      29,228
                        28,590   5.66     2/11/00      28,476
                        44,860   5.69     3/10/00      44,672
                        50,000   5.75     3/16/00      49,825
                        46,000   5.705    3/23/00      45,862
                        24,965   5.81     4/06/00      24,893
-------------------------------------------------------------
Federal Home Loan      150,000   5.58+    4/16/98     149,997
Mortgage Corp.         277,000   5.57+    4/20/98     276,991
                       208,000   5.685    8/21/98     208,008
-------------------------------------------------------------
Federal National       162,000   5.56+    5/21/98     161,985
Mortgage Association   250,000   5.56+    5/22/98     249,976
                       200,000   5.68     7/31/98     200,023
                       200,000   5.50+    9/15/98     199,928
                       406,000   5.629+  10/20/98     405,902
                       375,000   5.644+  11/03/98     374,844
                       200,000   5.554+   1/21/99     199,919
                       271,000   5.40     2/02/99     270,187
                       200,000   5.38     2/12/99     199,380
                        20,000   5.41     2/23/99      19,940
                        75,000   5.37     2/26/99      74,760
                       825,000   5.554+   3/03/99     824,678
                       100,000   5.57     3/05/99      99,888
                        12,000   6.32     5/11/99      12,008
                       200,000   5.191+   6/02/99     199,611
                        40,000   5.191+   7/26/99      39,911
                       100,000   5.86     7/30/99     100,117
                        35,000   5.95     8/05/99      35,020
                       117,000   5.83     9/27/99     117,113

-------------------------------------------------------------
                         Face   Interest  Maturity    Value
Issue                   Amount    Rate*    Date     (Note 1a)
-------------------------------------------------------------
           US Government & Agency Obligations--
             Non-Discount Notes (concluded)
-------------------------------------------------------------
Federal National      $324,000   5.664+% 10/27/99 $  323,760
Mortgage Association   200,000   5.60     1/12/00    199,412
(concluded)             10,105   5.34     1/24/00     10,030
                       100,000   5.51     2/04/00     99,510
                        30,000   5.71     3/22/00     29,904
-------------------------------------------------------------
Student Loan           200,000   5.394+   4/24/98    199,994
Marketing Association   73,000   5.86     6/10/98     73,015
                       260,000   5.74     6/30/98    260,070
                        81,000   5.60     8/11/98     80,974
                        20,000   5.84     9/10/98     19,992
                       247,000   5.599+  10/06/98    246,919
                       184,000   5.634+  11/25/98    183,953
                        65,000   5.80    12/18/98     65,051
                        75,000   5.364+   2/22/99     74,840
                        18,000   5.81     1/27/00     17,963
                       278,000   5.609+   2/04/00    277,877
-------------------------------------------------------------
US Treasury Notes      400,000   6.25     3/31/99    402,656
                        50,000   5.625   12/31/99     49,992
                       150,000   5.375    1/31/00    149,309
-------------------------------------------------------------
Total US Government & Agency Obligations--
Non-Discount Notes (Cost--$10,533,588)            10,529,152
-------------------------------------------------------------
Face
Amount                   Issue
-------------------------------------------------------------
             Repurchase Agreements**--0.2%
-------------------------------------------------------------
$100,000  Fuji Securities, Inc., purchased           100,000
          on 3/31/98 to yield 6.08% to 4/01/98
-------------------------------------------------------------
Total Repurchase Agreements (Cost--$100,000)         100,000
-------------------------------------------------------------
Total Investments (Cost--$50,916,078)--100.0%     50,907,212

Other Assets Less Liabilities--0.0%                   16,568
                                                 ------------
Net Assets--100.0%                               $50,923,780
                                                 ============
--------------------------------------------------------------------------------
* Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes; the interest rates shown are the rates in effect at March 31, 1998.

**  Repurchase Agreements are fully collateralized by US Government Obligations.

+   Variable Rate Notes.

See Notes to Financial Statements.
                                       35

--------------------------------------------------------------------------------
CMA MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1998
--------------------------------------------------------------------------------
Assets:
Investments, at value (identified cost--$50,916,078,103+) (Note 1a)                              $ 50,907,212,346
Cash                                                                                                      543,797
Interest receivable                                                                                   274,913,861
Prepaid registration fees and other assets (Note 1e)                                                    1,202,545
                                                                                               ------------------
Total assets                                                                                       51,183,872,549
                                                                                               ------------------
Liabilities:
Payables:
  Securities purchased                                                           $  224,849,397
  Investment adviser (Note 2)                                                        16,762,341
  Distributor (Note 2)                                                               14,552,103
  Dividends to shareholders (Note 1f)                                                    13,930       256,177,771
Accrued expenses and other liabilities                                          ---------------         3,915,176
                                                                                               ------------------
Total liabilities                                                                                     260,092,947
                                                                                               ------------------
Net Assets                                                                                       $ 50,923,779,602
                                                                                               ==================
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                        $ 5,093,264,536
Paid-in capital in excess of par                                                                   45,839,380,823
Unrealized depreciation on investments--net                                                            (8,865,757)
                                                                                               ------------------
Net Assets--Equivalent to $1.00 per share based on 50,932,645,357 shares of
beneficial interest outstanding                                                                  $ 50,923,779,602
                                                                                               ==================


+ Cost for Federal income tax purposes. As of March 31, 1998, net unrealized depreciation for Federal income tax purposes amounted to $8,865,757, of which $2,077,762 related to appreciated securities and $10,943,519 related to depreciated securities.

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------
CMA MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1998
-----------------------------------------------------------------------------------------------------------------
Investment Income (Note 1d):
Interest and amortization of premium and discount earned                                          $ 2,568,298,224
Expenses:
Investment advisory fees (Note 2)                                               $   170,196,721
Distribution fees (Note 2)                                                           55,763,388
Transfer agent fees (Note 2)                                                         17,058,436
Registration fees (Note 1e)                                                           6,658,679
Interest expense (Note 4)                                                             3,122,526
Accounting services (Note 2)                                                          1,371,794
Custodian fees                                                                        1,029,083
Printing and shareholder reports                                                        628,881
Professional fees                                                                       112,357
Trustees' fees and expenses                                                             100,634
Other                                                                                   314,350
                                                                                ---------------
Total expenses                                                                                        256,356,849
                                                                                               ------------------
Investment income--net                                                                              2,311,941,375
Realized Gain on Investments--Net (Note 1d)                                                             5,277,494
Change in Unrealized Depreciation on Investments--Net                                                  15,324,920
                                                                                               ------------------
Net Increase in Net Assets Resulting from Operations                                              $ 2,332,543,789
                                                                                               ==================


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------
CMA MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                                                  For the Year Ended March 31,
                                                                                ---------------------------------
Increase (Decrease) in Net Assets:                                                   1998              1997
-----------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net                                                          $ 2,311,941,375   $ 1,860,190,714
Realized gain on investments--net                                                     5,277,494         7,267,457
Change in unrealized depreciation on investments--net                                15,324,920        (7,046,015)
                                                                                ---------------   ---------------
Net increase in net assets resulting from operations                              2,332,543,789     1,860,412,156
                                                                                ---------------   ---------------
Dividends & Distributions to Shareholders (Note 1f):
Investment income--net                                                           (2,311,941,375)   (1,860,190,714)
Realized gain on investments--net                                                    (5,277,494)       (7,267,457)
                                                                                ---------------   ---------------
Net decrease in net assets resulting from dividends and distributions
to shareholders                                                                  (2,317,218,869)   (1,867,458,171)
                                                                                ---------------   ---------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                202,384,030,927   157,862,710,322
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1f)                                                               2,312,393,811     1,863,526,563
                                                                                ---------------   ---------------
                                                                                204,696,424,738   159,726,236,885
Cost of shares redeemed                                                        (195,772,722,923) (154,657,296,361)
                                                                                ---------------   ---------------
Net increase in net assets derived from beneficial interest transactions          8,923,701,815     5,068,940,524
Net Assets:
Total increase in net assets                                                      8,939,026,735     5,061,894,509
Beginning of year                                                                41,984,752,867    36,922,858,358
                                                                                ---------------  ----------------
End of year                                                                     $50,923,779,602  $ 41,984,752,867
                                                                                ===============  ================


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------
CMA MONEY FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------

The following per share data and ratios have
been derived from information provided in the
financial statements.                                          For the Year Ended March 31,
                                           -----------------------------------------------------------------
Increase (Decrease) in Net Asset Value:        1998          1997         1996          1995          1994
------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year           $   1.00      $   1.00      $   1.00     $   1.00      $   1.00
                                          -----------   -----------   -----------  -----------   -----------
Investment income-- net                         .0512         .0490         .0529        .0437         .0276
Realized and unrealized gain (loss) on
investments-- net                               .0004            --         .0003        .0005        (.0005)
                                          -----------   -----------   -----------  -----------   -----------
Total from investment operations                .0516         .0490         .0532        .0442         .0271
                                          -----------   -----------   -----------  -----------   -----------
Less dividends and distributions:
  Investment income-- net                      (.0512)       (.0490)       (.0529)      (.0437)       (.0276)
  Realized gain on investments-- net           (.0001)       (.0002)       (.0006)      (.0003)       (.0003)
                                          -----------   -----------   -----------  -----------   -----------
Total dividends and distributions              (.0513)       (.0492)       (.0535)      (.0440)       (.0279)
                                          -----------   -----------   -----------  -----------   -----------
Net asset value, end of year                 $   1.00      $   1.00      $   1.00     $   1.00      $   1.00
                                          ===========   ===========   ===========  ===========   ===========
Total Investment Return                          5.26%         5.04%         5.49%        4.50%         2.82%
                                          ===========   ===========   ===========  ===========   ===========
Ratios to Average Net Assets:
Expenses, excluding interest expenses             .56%          .55%           --           --            --
                                          ===========   ===========   ===========  ===========   ===========
Expenses                                          .57%          .56%          .56%         .56%          .55%
                                          ===========   ===========   ===========  ===========   ===========
Investment income and realized gain on
investments-- net                                5.13%         4.89%         5.35%        4.42%         2.79%
                                          ===========   ===========   ===========  ===========   ===========
Supplemental Data:
Net assets, end of year (in thousands)    $50,923,780   $41,984,753   $36,922,858  $29,066,762   $27,071,882
                                          ===========   ===========   ===========  ===========   ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies:
CMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no load, diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value.

For the purpose of valuation, the maturity of variable rate certificates of deposit, variable rate commercial paper, short-term corporate bond notes and variable rate corporate notes is deemed to be the next coupon date on which the interest rate is to be adjusted. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the bank or dealer agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income, including amortization of premium and discount, is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce,

--------------------------------------------------------------------------------
CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

Fenner & Smith Inc. ("MLPF&S") receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Reverse Repurchase Agreements:
Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it may establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

For the year ended March 31, 1998, the average amount outstanding was approximately $61,663,000, and the daily weighted average interest rate was 5.06%.

INDEPENDENT AUDITORS' REPORT
The Board of Trustees and Shareholders,
CMA Government Securities Fund:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Government Securities Fund as of March 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Government Securities Fund as of March 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.




Deloitte & Touche LLP

Princeton, New Jersey
May 5, 1998



   CMA Government Securities Fund
   Schedule of Investments as of March 31, 1998      (in Thousands)
----------------------------------------------------------------------------------------------------------------

                            Face           Interest      Maturity       Value
   Issue                   Amount            Rate           Date      (Note 1a)

                        US Government Obligations--37.7%
-----------------------------------------------------------------------------------------------------------------
   US Treasury            $ 17,000           5.355%        4/16/98    $16,960
   Bills*                   25,000           5.24          4/23/98     24,916
                             5,000           5.27          4/23/98      4,983
                             8,000           5.275         4/23/98      7,973
                            35,000           5.29          4/23/98     34,883
                            15,000           5.295         4/23/98     14,950
                            17,100           5.32          5/07/98     17,011
                             5,800           5.225         5/28/98      5,753
                            13,800           5.52          5/28/98     13,687
                            12,750           5.525         5/28/98     12,646
                            12,900           5.255         8/20/98     12,640
                            18,920           5.29          9/17/98     18,463
-----------------------------------------------------------------------------------------------------------------
   US Treasury              74,275           7.875         4/15/98     74,361
   Notes*                   21,235           5.125         4/30/98     21,228
                            32,500           5.875         4/30/98     32,508
                           100,290           6.125         5/15/98    100,368
                            80,270           8.25          7/15/98     80,903
                             8,500           5.25          7/31/98      8,495
                            16,500           6.25          7/31/98     16,544
                            14,125           5.875         8/15/98     14,143
                            24,900           9.25          8/15/98     25,238
                            52,200           6.125         8/31/98     52,331
                            83,550           6.00          9/30/98     83,761
                            12,600           7.125        10/15/98     12,706
                            90,100           5.875        10/31/98     90,241
                           107,400           5.50         11/15/98    107,350
                            30,500           8.875        11/15/98     31,105
                            29,200           5.625        11/30/98     29,216
                            48,900           6.375         1/15/99     49,202
                            29,900           5.00          1/31/99     29,755
                            54,800           5.875         1/31/99     54,924
                            40,000           5.00          2/15/99     39,800
                            60,000           6.25          3/31/99     60,398
                            25,100           6.375         4/30/99     25,304
                            25,000           9.125         5/15/99     25,930
                            10,000           6.00          6/30/99     10,047
                            10,000           6.75          6/30/99     10,134
                            25,000           5.75          9/30/99     25,043
                            15,000           5.375         1/31/00     14,931
-----------------------------------------------------------------------------------------------------------------
   US Treasury              25,000           5.282         2/15/99     23,816
   STRIPS**
-----------------------------------------------------------------------------------------------------------------
   Total US Government Obligations
   (Cost--$1,334,395)..............................            1,334,647


     Face                                              Value
   Amount                   Issue                 (Notes 1a & 1e)

                         Repurchase Agreements***--61.8%
----------------------------------------------------------------------
   $150,000   Aubrey G. Lanston Co., Inc., purchased
              on 3/31/98 to yield 5.95% to 4/01/98...       $ 150,000
----------------------------------------------------------------------
   $160,000   BZW Securities, Inc., purchased on
              3/31/98 to yield 5.95% to 4/01/98......         160,000
----------------------------------------------------------------------
   $100,000   CIBC Oppenheimer Corp., purchased on
              3/31/98 to yield 5.90% to 4/01/98......         100,000
----------------------------------------------------------------------
   $150,000   Daiwa Securities America, Inc.,
              purchased on 3/31/98 to yield 5.95%
              to 4/01/98.............................         150,000
----------------------------------------------------------------------
   $160,000   Dean Witter Reynolds, Inc., purchased
              on 3/31/98 to yield 5.95% to 4/01/98            160,000
----------------------------------------------------------------------
   $100,000   Fuji Securities Inc., purchased on
              3/31/98 to yield 5.97% to 4/01/98......         100,000
----------------------------------------------------------------------
   $150,000   Greenwich Capital Markets, Inc., purchased
              on 3/31/98 to yield 5.95% to 4/01/98            150,000
----------------------------------------------------------------------
   $150,000   HSBC Securities, Inc., purchased on
              3/31/98 to yield 5.90% to 4/01/98......         150,000
----------------------------------------------------------------------
   $150,000   Nesbitt Burns Securities, Inc., purchased
              on 3/31/98 to yield 5.95% to 4/01/98            150,000
----------------------------------------------------------------------
   $150,000   Nikko Securities Co. International, Inc.,
              purchased on 3/31/98 to yield 6.03%
              to 4/01/98.............................         150,000
----------------------------------------------------------------------
   $150,000   Nomura Securities International, Inc.,
              purchased on 3/31/98 to yield 5.95%
              to 4/01/98.............................         150,000
----------------------------------------------------------------------
   $159,180   PaineWebber Inc., purchased on 3/31/98
              to yield 5.95% to 4/01/98..............         159,180
----------------------------------------------------------------------
   $160,000   Salomon Brothers, Inc., purchased on
              3/31/98 to yield 5.95% to 4/01/98......         160,000
----------------------------------------------------------------------
   $150,000   Sanwa Securities USA Co., L.P., purchased
              on 3/31/98 to yield 5.95% to 4/01/98...         150,000
----------------------------------------------------------------------
   $150,000   UBS Securities LLC, purchased on
              3/31/98 to yield 5.96% to 4/01/98......         150,000
----------------------------------------------------------------------
   Total Repurchase Agreements
   (Cost--$2,189,180)................................       2,189,180
----------------------------------------------------------------------
   Total Investments
   (Cost--$3,523,575)--99.5%.........................       3,523,827

   Other Assets Less Liabilities--0.5%...............          16,213
                                                           ----------
   Net Assets--100.0%................................      $3,540,040
                                                           ==========

----------------------------------------------------------------------

 * US Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. US Treasury Notes bear interest at the rates shown, payable at fixed dates through maturity.

**STRIPS--Separate Trading of Registered Interest and Principal of Securities.

***Repurchase Agreements are fully collateralized by US Government Obligations.

         See Notes to Financial Statements.

   CMA Government Securities Fund
   Statement of Assets and Liabilities as of March 31, 1998
----------------------------------------------------------------------------------------------------------------
   Assets:
   Investments, at value (identified cost--$3,523,574,603+) (Notes 1a & 1e)........               $3,523,826,684
   Cash...........................................................................                           513
   Interest receivable............................................................                    18,533,913
   Prepaid registration fees and other assets (Note 1d)...........................                       247,490
                                                                                                   -------------
   Total assets...................................................................                 3,542,608,600
                                                                                                   -------------

   Liabilities:
   Payables:
     Investment adviser (Note 2).................................................. $    1,239,639
     Distributor (Note 2).........................................................      1,063,158
     Dividends to shareholders (Note 1f)..........................................            593      2,303,390
                                                                                        ---------
   Accrued expenses and other liabilities.........................................                       265,578
                                                                                                       ---------
   Total liabilities..............................................................                     2,568,968
                                                                                                   -------------
   Net Assets.....................................................................                $3,540,039,632
                                                                                                  ==============

   Net Assets Consist of:
   Shares of beneficial interest, $0.10 par value, unlimited number of shares
   authorized.....................................................................               $  353,978,755
   Paid-in capital in excess of par...............................................                3,185,808,796
   Unrealized appreciation on investments--net....................................                      252,081
                                                                                                  -------------
   Net Assets--Equivalent to $1.00 per share based on 3,539,787,550 shares of
   beneficial interest outstanding................................................               $3,540,039,632
                                                                                                 ==============


  +Cost for Federal income tax purposes. As of March 31, 1998, net unrealized appreciation for Federal income tax purposes amounted to $252,081, of which $528,401 related to appreciated securities and $276,320 related to depreciated securities.

   See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------
   CMA Government Securities Fund
   Statement of Operations for the Year Ended March 31, 1998
-------------------------------------------------------------------------------------------------------------------

   Investment Income (Note 1c):
   Interest and amortization of premium and discount earned.......................                 $  186,996,605
   Expenses:
   Investment advisory fees (Note 2).............................................. $   13,436,885
   Distribution fees (Note 2).....................................................      4,090,796
   Transfer agent fees (Note 2)...................................................        531,773
   Registration fees (Note 1d)....................................................        369,374
   Accounting services (Note 2)...................................................        219,396
   Custodian fees.................................................................        214,659
   Professional fees..............................................................         72,502
   Printing and shareholder reports...............................................         44,156
   Trustees' fees and expenses....................................................         34,134
   Other..........................................................................         38,505
                                                                                     ------------

   Total expenses.................................................................                   19,052,180
                                                                                                     ----------

   Investment income--net..........................................................                 167,944,425
   Realized Gain on Investments--Net (Note 1c).....................................                     197,541
   Change in Unrealized Appreciation/Depreciation on Investments--Net..............                   1,941,084
                                                                                                 --------------
   Net Increase in Net Assets Resulting from Operations...........................               $  170,083,050
                                                                                                 ==============

  See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------
   CMA Government Securities Fund
   Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------

                                                                                      For the Year Ended March 31,
-------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets:                                                     1998             1997
-------------------------------------------------------------------------------------------------------------------

   Operations:
   Investment income--net........................................................  $  167,944,425    $   161,841,782
   Realized gain on investments--net.............................................         197,541            116,775
   Change in unrealized appreciation/depreciation on investments--net............       1,941,084         (1,388,661)
                                                                                        ---------         ----------

   Net increase in net assets resulting from operations..........................     170,083,050        160,569,896
                                                                                   --------------     --------------

   Dividends & Distributions to Shareholders (Note 1f):
   Investment income--net........................................................    (167,944,425)      (161,841,782)
   Realized gain on investments--net.............................................        (197,541)          (116,775)
                                                                                         --------           --------

   Net decrease in net assets resulting from dividends and distributions
   to shareholders..............................................................     (168,141,966)      (161,958,557)
                                                                                     ------------       ------------
   Beneficial Interest Transactions (Note 3):
   Net proceeds from sale of shares.............................................   14,532,261,909     13,617,455,013
   Net asset value of shares issued to shareholders in reinvestment of
   dividends and distributions (Note 1f)........................................      167,986,012        161,803,882
                                                                                   --------------     --------------

                                                                                   14,700,247,921     13,779,258,895
   Cost of shares redeemed......................................................  (14,585,617,671)   (13,700,005,200)
                                                                                  ---------------    ---------------

   Net increase in net assets derived from beneficial interest transactions.....      114,630,250         79,253,695
                                                                                  ---------------    ---------------

   Net Assets:
   Total increase in net assets.................................................      116,571,334         77,865,034
   Beginning of year............................................................    3,423,468,298      3,345,603,264
                                                                                    -------------      -------------

   End of year..................................................................  $ 3,540,039,632    $ 3,423,468,298
                                                                                  ===============    ===============

--------------------------------------------------------------------------------------------------------------------
   CMA Government Securities Fund
   Financial Highlights
--------------------------------------------------------------------------------------------------------------------

   The following per share data and ratios have been derived
   from information provided in the financial statements.               For the Year Ended March 31,
-------------------------------------------------------------------------------------------------------------------

   Increase (Decrease) in Net Asset Value:                 1998         1997        1996         1995        1994
-------------------------------------------------------------------------------------------------------------------

   Per Share Operating Performance:
   Net asset value, beginning of year................   $   1.00   $    1.00    $    1.00    $    1.00  $    1.00
                                                        --------   ---------    ---------    ---------  ---------
   Investment income--net............................      .0501       .0477        .0521        .0419      .0271
   Realized and unrealized gain (loss) on
   investments--net...................................     .0007      (.0004)       .0002        .0008     (.0013)
                                                        --------   ---------    ---------    ---------  ---------
   Total from investment operations..................      .0508       .0473        .0523        .0427      .0258
                                                        --------   ---------    ---------    ---------  ---------
   Less dividends and distributions:
     Investment income--net...........................    (.0501)     (.0477)      (.0521)      (.0419)    (.0271)
     Realized gain on investments--net................    (.0001)         --+      (.0003)      (.0002)    (.0004)
                                                        --------   ---------    ---------    ---------  ---------
   Total dividends and distributions.................     (.0502)     (.0477)      (.0524)      (.0421)    (.0275)
                                                        --------   ---------    ---------    ---------  ---------
   Net asset value, end of year......................   $   1.00   $    1.00    $    1.00    $    1.00  $    1.00
                                                        ========   =========    =========    =========  =========

   Total Investment Return...........................       5.15%       4.96%        5.37%        4.30%      2.79%
                                                        ========   =========    =========    =========  =========
   Ratios to Average Net Assets:
   Expenses..........................................        .57%        .56%         .57%         .58%       .56%
                                                        ========   =========    =========    =========  =========
   Investment income and realized gain on
   investments--net...................................      5.02%       4.81%        5.25%        4.18%      2.75%
                                                        ========   =========    =========    =========  =========
   Supplemental Data:
   Net assets, end of year (in thousands)............ $3,540,040  $3,423,468   $3,345,603   $3,132,803 $3,563,595
                                                      ==========  ==========   ==========   ========== ==========

  +Amount is less than $.0001 per share.

   See Notes to Financial Statements.

--------------------------------------------------------------------------------
   CMA Government Securities Fund
   Notes to Financial Statements
--------------------------------------------------------------------------------

   1. Significant Accounting Policies:
   CMA Government Securities Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no load, diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

   (a) Valuation of investments--Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

   (b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

   (c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

   (d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

   (e) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the bank or dealer agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is fully collateralized.

   (f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.


   2. Investment Advisory Agreement and Transactions with Affiliates:
   The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates:
   0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion.

   The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of

--------------------------------------------------------------------------------
   CMA Government Securities Fund
   Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------


   0.125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.



   Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

   Accounting services are provided to the Fund by FAM at cost.

   Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.


   3. Transactions in Shares of Beneficial Interest:
   The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

INDEPENDENT AUDITORS' REPORT
The Board of Directors and Shareholders,
CMA Tax-Exempt Fund:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Tax-Exempt Fund as of March 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Tax-Exempt Fund as of March 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated years in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Princeton, New Jersey

May 8, 1998

-----------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998                                                       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                      Face                                                                                Value
State                Amount                                    Issue                                    (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Alabama--2.1%      $ 67,500   Birmingham, Alabama, Medical Clinic Board Revenue Bonds (U.A.H.S.F.),
                              VRDN, 3.65% due 12/01/2026 (a) ........................................     $67,500
                              Columbia, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project), VRDN (a):
                     25,000     Series A, 3.70% due 5/01/2022 .......................................      25,000
                     21,500     Series E, 3.60% due 10/01/2022 ......................................      21,500
                              McIntosh, Alabama, IDB, PCR (Ciba-Geigy Corporation Project), VRDN (a):
                     23,600     3.60% due 7/01/2004 .................................................      23,600
                      7,600     Series A, 3.70% due 12/01/2003 ......................................       7,600
                      5,900   Mobile, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project),
                              VRDN, 3.70% due 6/01/2015 (a) .........................................       5,900
                      9,680   Montgomery, Alabama, Special Care Facilities Financing Authority,
                              Health Care Facilities Revenue Bonds (Saint Margaret's Hospital--
                              Daughters of Charity), VRDN, 3.75% due 11/01/2013 (a) .................       9,680
                     20,000   Parrish, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project),
                              VRDN, 3.70% due 6/01/2015 (a) .........................................      20,000
                     15,000   Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds
                              (Mead Corporation Project), VRDN, 3.75% due 1/01/2031 (a) .............      15,000
-----------------------------------------------------------------------------------------------------------------
Alaska--0.7%         10,400   Alaska Industrial Development and Export Authority Revolving Fund,
                              VRDN, AMT, Series B, 3.75% due 4/01/2023 (a) ..........................      10,400
                              Valdez, Alaska, Marine Terminal Revenue Bonds (Exxon Pipeline Co.
                              Project) (a):
                     27,300     DATES, 3.65% due 10/01/2025 .........................................      27,300

                     12,000     Refunding, VRDN, Series A, 3.65% due 12/01/2033 .....................      12,000
                     18,700     Refunding, VRDN, Series B, 3.65% due 12/01/2033 .....................      18,700
-----------------------------------------------------------------------------------------------------------------
Arizona--3.1%        26,300   Apache County, Arizona, IDA, IDR (Tucson Electric Power--Springerville
                              Project), VRDN, Series B, 3.85% due 12/15/2018 (a) ....................      26,300
                     10,200   Arizona Educational Loan Marketing Corporation Revenue Bonds, VRDN,
                              AMT, Series A, 3.75% due 3/01/2015 (a)(c) .............................      10,200
                      6,350   Coconino County, Arizona, Pollution Control Corp. Revenue Bonds
                              (Arizona Public Service Co.--Navajo Project), VRDN, AMT, Series A, 3.80%
                              due 10/01/2029(a) .....................................................       6,350
                      7,200   Maricopa County, Arizona, IDA, Hospital Facilities Revenue Bonds
                              (Samaritan Health Service Hospital), VRDN, Series B-2, 3.65% due
                              12/01/2008 (a)(c) .....................................................       7,200
                     41,500   Maricopa County, Arizona, PCR (El Paso Electic Co. Project), VRDN,
                              Series A, 3.70% due 7/01/2014 (a) .....................................      41,500
                              Maricopa County, Arizona, PCR, Refunding (Arizona Public Service
                              Co.), VRDN (a):
                     16,100     Series A, 3.60% due 5/01/2029 .......................................      16,100
                     34,300     Series C, 3.70% due 5/01/2029 .......................................      34,300
                     19,700     Series D, 3.65% due 5/01/2029 .......................................      19,700
                     15,500     Series F, 3.70% due 5/01/2029 .......................................      15,500
                     25,000   Maricopa County, Arizona, PCR, Refunding (El Paso Electric),
                              VRDN, Series A, 3.70% due 8/01/2015 (a) ...............................      25,000
                      5,000   Maricopa County, Arizona, School District No. 11, TAN, Series C,
                              4.60% due 6/30/1998 ...................................................       5,010
-----------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations for CMA Tax-Exempt Fund
ACES(SM)     Adjustable Convertible Extendable Securities
AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
COP          Certificates of Participation
CP           Commercial Paper
DATES        Daily Adjustable Tax-Exempt Securities
EDA          Economic Development Authority
GO           General Obligation Bonds
HDA          Housing Development Authority
IDA          Industrial Development Authority
IDB          Industrial Development Board
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
MSTR         Municipal Securities Trust Receipts
PRC          Pollution Control Revenue Bonds
RAN          Revenue Anticipation Notes
S/F          Single-Family
TAN          Tax Anticipation Notes
TAW          Tax Anticipation Warrants
TRAN         Tax Revenue Anticipation Notes
UPDATES      Unit Priced Adjustable Tax-Exempt Securities
UT           Unlimited Tax
VRDN         Variable Rate Demand Notes

-----------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------

                      Face                                                                               Value
State                Amount                                    Issue                                   (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Arizona            $ 20,785   Phoenix, Arizona, Civic Improvement Corporation Revenue Bonds, VRDN,
(concluded)                   3.80% due 7/01/2003 (a) ..............................................  $   20,785
                      6,200   Phoenix, Arizona, VRDN, Series 95-2, 3.70% due 6/01/2020(a) ..........       6,200
                      2,300   Pinal County, Arizona, IDA, PCR (Magma Copper/Newmont Mining Corp.),
                              VRDN, 3.65% due 12/01/2009 (a) .......................................       2,300
                              Salt River Project, Arizona, Agricultural Improvement and Power
                              District, Electric System Revenue Bonds, CP:
                      9,850     3.65% due 5/06/1998 ................................................       9,850
                     15,000     3.35% due 5/07/1998 ................................................      15,000
                     11,460     3.55% due 7/09/1998 ................................................      11,460
                     19,500     3.60% due 7/14/1998 ................................................      19,500

-----------------------------------------------------------------------------------------------------------------
California--5.4%              California Higher Education Loan Authority, Inc., Student Loan
                              Revenue Bonds (i):
                     41,425     AMT, Series C, 3.95% due 6/01/1998 .................................      41,425
                      3,250     Refunding, Series B, 4% due 7/01/1998 ..............................       3,250
                     33,000     Refunding, VRDN, AMT, Series E-1, 3.80% due 12/01/2022 (a) .........      33,000
                     50,000   California Public Capital Improvements Financing Authority Revenue
                              Bonds (Pooled Loan Project), Series D, 3.60% due 6/15/1998 ...........      50,000
                    290,270   California State, CP, 4.50% due 6/30/1998 ............................     290,803
                     20,000   Los Angeles County, California, Local Education Agency, COP, Pooled
                              TRAN, Series A, 4.50% due 6/30/1998 (g) ..............................      20,034
                     40,000   Los Angeles County, California, Metropolitan Transportation Authority
                              Revenue Bonds, Municipal Securities Trust Receipts, VRDN, Series 1,
                              3.70% due 7/01/2025 (a)(g) ...........................................      40,000
                     22,600   Tulane County, California, TRAN, 4.25% due 6/30/1998 .................      22,624
-----------------------------------------------------------------------------------------------------------------
Colorado--1.3%       72,000   Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
                              VRDN, Series B, 3.70% due 12/01/2025 (a) .............................      72,000
                     10,500   Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT,
                              Series F, 3.80% due 11/15/2025 (a) ...................................      10,500
                      7,900   Moffat County, Colorado, PCR, Refunding (Pacificorp Projects), VRDN,
                              3.70% due 5/01/2013 (a)(e) ...........................................       7,900
                     14,755   Palomino Park, Colorado, Assessment Lien Revenue Bonds (Public
                              Improvements Corporation), VRDN, 4% due 12/01/2035 (a) ...............      14,755
                              Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Co. Project),
                              VRDN (a):
                      6,500     AMT, Series B, 3.80% due 4/01/2014 .................................       6,500
                      1,500     Series A, 3.70% due 4/01/2016 ......................................       1,500
                      8,000   Westminster, Colorado, IDR, Refunding (Ball Corp. Project), VRDN,
                              3.70% due 6/01/2005 (a) ..............................................       8,000
-----------------------------------------------------------------------------------------------------------------
Connecticut--0.6%    22,000   Connecticut State Special Assessment, Unemployment Compensation,
                              Advanced Fund Revenue Bonds (Connecticut Unemployment), Series C,
                              3.90% due 7/01/1998 (f) ..............................................      22,000
                              Eagle Tax-Exempt Trust, Connecticut, VRDN (a):
                     23,700     3.82% due 11/15/2004 ...............................................      23,700
                     13,200     Series 94, Class 1803, 3.70% due 8/15/2004 (b) .....................      13,200
-----------------------------------------------------------------------------------------------------------------
Delaware--0.4%       24,000   Delaware State, EDA, IDR, Refunding, VRDN, AMT, Series B (Delaware
                              Clean Power Project), 3.75% due 8/01/2029 (a) ........................      24,000
                              Delaware State, EDA, Revenue Bonds (Delmarva Power & Light Co. Project),
                              VRDN, AMT (a):
                      4,400     3.85% due 10/01/2017 ...............................................       4,400
                      2,100     Series A, 3.85% due 10/01/2017 .....................................       2,100
                      7,745   Delaware State, GO, Series A, 4.50% due 2/01/1999 ....................       7,799
-----------------------------------------------------------------------------------------------------------------
District of                   District of Columbia, General Fund Recovery Bonds, VRDN, UT (a):
Columbia--1.4%        5,600     Series B-1, 3.65% due 6/01/2003                                            5,600
                     17,300     Series B-3, 3.65% due 6/01/2003                                           17,300
                     17,100   District of Columbia, Hospital Revenue Bonds (Providence Hospital--
                              Daughters of Charity), VRDN, Series 89-A, 3.75% due 12/01/2019 (a) ...      17,100

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-----------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                     (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                      Face                                                                          Value
State                Amount                                    Issue                              (Note 1a)
-----------------------------------------------------------------------------------------------------------------
District of                   District of Columbia, TRAN:
Columbia          $  28,400     Series A, 3.75% due 9/30/1998 ......................................    $ 28,400
(concluded)          37,000     Series B, 4.50% due 9/30/1998 ......................................      37,112
                     26,700   Eagle Tax-Exempt Trust, District of Columbia, VRDN, Series 1994-A,
                              3.82% due 6/01/2005 (a) ..............................................      26,700
-----------------------------------------------------------------------------------------------------------------
Florida--3.8%        33,245   Dade County, Florida, Aviation Revenue Refunding Bonds, VRDN, Series V,
                              3.65% due 10/01/2007 (a) .............................................      33,245
                     66,200   Dade County, Florida, School District, TAN, 4.50% due 6/30/1998 ......      66,313
                     72,300   Dade County, Florida, Water and Sewer System Revenue Bonds, VRDN, 3.65%
                              due 10/05/2022 (a)(f) ................................................      72,300
                     23,700   Eagle Tax-Exempt Trust, Florida, VRDN, 3.70% due 7/01/2025 (a) .......      23,700
                     14,100   Florida Local Government Finance Authority Revenue Bonds, CP, Series A,
                              3.70% due 5/08/1998 ..................................................      14,100
                     24,195   Florida State Municipal Power Agency Revenue Refunding Bonds (Stanton
                              Project), VRDN, 3.65% due 10/01/2019 (a)(c) ..........................      24,195
                      6,300   Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
                              Company Project), VRDN, 3.60% due 9/01/2025 (a) ......................       6,300
                      5,000   Jacksonville, Florida, Revenue Bonds (YMCA Florida First Coast Project),
                              VRDN, 3.70% due 3/01/2018 (a) ........................................       5,000
                     25,000   Palm Beach County, Florida, School District, TAN, 4.50% due 10/13/1998      25,100
                     11,100   Saint Lucie County, Florida, PCR, Refunding (Florida Power & Light Co.
                              Project), VRDN, 3.65% due 1/01/2026 (a) ..............................      11,100
                      4,900   Saint Lucie County, Florida, Solid Waste Disposal Revenue Bonds
                              (Florida Power & Light Co. Project), VRDN, AMT, 3.80% due 1/01/2027 (a)      4,900
                     23,500   Sarasota County, Florida, Public Hospital District Revenue Bonds, CP
                              (Sarasota Memorial Hospital Project), Series A, 3.60% due 4/01/1998 ..      23,500
                              Sunshine State Governmental Finance Commission, Florida, Revenue Bonds,
                              CP (e):
                      7,000     3.55% due 7/10/1998 ................................................       7,000
                     17,700     3.60% due 7/10/1998 ................................................      17,700
                     15,030     3.55% due 7/13/1998 ................................................      15,030
                      6,560   Volusia County, Florida, Health Facilities Authority Revenue Bonds
                              (Pooled Hospital Loan Program), ACES, 3.70% due 11/01/2015 (a)(f) ....       6,560
-----------------------------------------------------------------------------------------------------------------
Georgia--5.9%         6,095   Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, 5.25% due
                              1/01/1999 (e)                                                                6,169
                     20,000   Burke County, Georgia, Development Authority, CP, PCR (Oglethorpe Power
                              Corporation--Plant Vogtle Project), Series A, 3.50% due 7/16/1998 (e)       20,000
                              Burke County, Georgia, Development Authority, PCR (Georgia Power
                              Company--Plant Vogtle Project), VRDN (a):
                     55,300     2nd Series, 3.70% due 4/01/2025 ....................................      55,300
                     17,700     3rd Series, 3.70% due 7/01/2024 ....................................      17,700
                     15,300     4th Series, 3.60% due 7/01/2024 ....................................      15,300
                     14,200     4th Series, 3.65% due 9/01/2025 ....................................      14,200
                     35,400     AMT, 3.75% due 9/01/2034 ...........................................      35,400
                     29,800     Refunding, 3.70% due 9/01/2026 .....................................      29,800
                     32,300     Refunding, 1st Series, 3.65% due 4/01/2032 .........................      32,300
                     21,200     Refunding, 3rd Series, 3.70% due 9/01/2025 .........................      21,200
                     41,000   Cobb County, Georgia, TAN, 4% due 12/31/1998 .........................      41,148
                      5,000   Doughterty County, Georgia, School District, TAN, 4% due 12/31/1998 ..       5,015
                              Eagle Tax-Exempt Trust, Georgia, VRDN (a):
                      9,500     3.50% due 11/01/2005 ...............................................       9,500
                      9,500     3.70% due 7/01/2020 ................................................       9,500
                      3,290     Resource Finance Authority, 3.85% due 12/01/2016 ...................       3,290
                      8,604   Georgia Municipal Association, Pooled Bonds, COP, VRDN, 3.70% due
                              12/15/2020 (a)(c) ....................................................       8,604
                              Georgia Municipal Gas Authority Revenue Bonds, VRDN (a):
                     15,000     (Agency Project), Series A, 3.65% due 11/01/2006 ...................      15,000
                     59,750     (Gas Portfolio II Project), Series C, 3.65% due 1/01/2008 ..........      59,750

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
-----------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                            (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                      Face                                                                          Value
State                Amount                                    Issue                               (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Georgia           $  15,800   Heard County, Georgia, Development Authority, PCR (Georgia Power Company
(concluded)                   Project), VRDN, 3.65% due 9/01/2029 (a) ..............................  $   15,800
                              Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue
                              Bonds, VRDN (a):
                      7,005     3.80% due 7/01/2002 ................................................       7,005
                      7,340     3.80% due 7/01/2004 ................................................       7,340
                              Monroe County, Georgia, Development Authority, PCR (Georgia Power Co.),
                              VRDN (a):
                     38,000     1st Series, 3.70% due 7/01/2025 ....................................      38,000
                     24,900     2nd Series, 3.60% due 7/01/2025 ....................................      24,900
                      5,355   Municipal Electric Authority, Georgia, Refunding (General Resolution
                              Projects), Sub-Series A, 5% due 1/01/1999 (c) ........................       5,408
                              Putnam County, Georgia, Development Authority, PCR (Georgia Power
                              Company Plant Project), VRDN (a):
                     18,800     1st Series, 3.65% due 6/01/2023 ....................................      18,800
                     31,600     2nd Series, 3.70% due 9/01/2029 ....................................      31,600
----------------------------------------------------------------------------------------------------------------
Idaho--0.2%          22,600   Idaho Health Facilities Authority Revenue Bonds (Pooled Financing
                              Program), ACES, 3.60% due 10/01/2010 (a) .............................      22,600
----------------------------------------------------------------------------------------------------------------
Illinois--8.1%        7,000   Chicago, Illinois, IDR (Enterprise Center VIII Project), VRDN, AMT,
                              3.95% due 6/01/2022 (a) ..............................................       7,000
                              Chicago, Illinois, O'Hare International Airport Revenue Bonds (American
                              Airlines), DATES (a):
                     20,200     Series A, 3.70% due 12/01/2017 .....................................      20,200
                     25,600     Series B, 3.70% due 12/01/2017 .....................................      25,600
                     23,500     Series C, 3.70% due 12/01/2017 .....................................      23,500
                     18,200     Series D, 3.70% due 12/01/2017 .....................................      18,200
                      6,430   Chicago, Illinois, O'Hare International Airport Revenue Bonds (General
                              Airport), VRDN, Second Lien, Series B, 3.65% due 1/01/2015 (a) .......       6,430
                     14,800   Chicago, Illinois, O'Hare International Airport, Special Facilities
                              Revenue Bonds (Compagnie Nationale--Air France), VRDN, AMT, 3.80%
                              due 5/01/2018 (a) ....................................................      14,800
                     24,000   Chicago, Illinois, Park District, TAW, 4.75% due 9/21/1998 ...........      24,098
                     16,895   Chicago, Illinois, VRDN, Series B, 3.70% due 1/01/2012 (a) ...........      16,895
                              Eagle Tax-Exempt Trust, Chicago, Illinois, VRDN (a):
                     13,800     Series 95, Class 7090, 3.75% due 10/31/2002 ........................      13,800
                     19,000     Series 96C, 3.70% due 1/01/2023 ....................................      19,000
                     42,200   Illinois Development Finance Authority, PCR, Refunding (Commonwealth
                              Edison Company Project), VRDN, Series B, 3.65% due 10/15/2014 (a) ....      42,200
                              Illinois Development Finance Authority, Revenue Bonds, VRDN (a):
                      8,300     (Lyric Opera Chicago Project), 3.70% due 12/01/2028 ................       8,300
                      6,000     (Olin Corporation Project), Series A, 3.70% due 6/01/2004 ..........       6,000
                              Illinois Educational Facilities Authority Revenue Bonds, VRDN (a):
                     16,800     (Art Institute of Chicago), 3.75% due 3/01/2027 ....................      16,800
                      5,100     (Chicago Historical Society), 3.70% due 12/01/2025 .................       5,100
                     26,500     (Illinois Institute of Technology), Series A, 3.70% due 9/01/2025 ..      26,500
                     20,000     (The Adler Planetarium), 3.70% due 4/01/2031 .......................      20,000
                              Illinois Health Facilities Authority Revenue Bonds, VRDN (a):
                      6,900     (Central Dupage Healthcorp. Project), 3.70% due 11/01/2020 .........       6,900
                     29,550     (Franciscan Sisters Health Service), 3.75% due 1/01/2018 ...........      29,550
                      8,400     (Hospital Sisters Services, Inc.), Series E, 3.70% due 12/01/2014(c)       8,400
                     41,800     (Northwest Community Hospital), 3.70% due 7/01/2025 ................      41,800
                     11,400     (Northwestern Memorial Hospital), 3.70% due 8/15/2025 ..............      11,400
                      7,000     (Pooled Financing Program), Series F, 3.65% due 8/01/2015 ..........       7,000
                     84,800     Refunding (Advocate Health Care), Series B, 3.75% due 8/15/2022 ....      84,800
                     20,000     Refunding (Little Company of Mary Hospital), Series B, 3.80% due
                                8/15/2021 (c) ......................................................      20,000
                     47,400     (Resurrection Health Care System), 3.70% due 5/01/2011 .............      47,400


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-----------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------

                      Face                                                                            Value
State                Amount                                    Issue                                (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Illinois                      Illinois Health Facilities Authority Revenue Bonds (Evanston Hospital
(concluded)                   Corporation Project):
                  $  22,000     CP, 3.85% due 11/30/1998 ...........................................   $  22,000
                     12,000     CP, Series A, 3.90% due 7/31/1998 ..................................      12,000
                     12,000     CP, Series A, 3.90% due 10/15/1998 .................................      12,000
                     10,000     Series B, 3.95% due 4/30/1998 ......................................      10,000
                     10,000     Series C, 3.95% due 4/30/1998 ......................................      10,000
                     10,000     Series D, 3.95% due 4/30/1998 ......................................      10,000
                     41,140   Illinois Housing Development Authority Revenue Bonds (Homeowner
                              Mortgage), AMT, Sub-Series B-2, 4.15% due 7/07/1998 ..................      41,140
                     18,815   Illinois State, GO, VRDN, UT, Series 60, 3.80% due 8/01/2019 (a)(c) ..      18,815
                      4,900   Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN,
                              AMT, Series A, 3.75% due 3/01/2006 (a) ...............................       4,900
                     21,350   Regional Transportation Authority, Illinois, VRDN, Series 82, 3.80% due
                              6/01/2025 (a)(c) .....................................................      21,350
                              Southwestern Illinois Development Authority, Solid Waste Disposal
                              Revenue Bonds (Shell Oil Co.--Wood River Project), VRDN, AMT (a):
                     11,100     3.75% due 8/01/2021 ................................................      11,100
                     10,600     3.75% due 4/01/2022 ................................................      10,600
-----------------------------------------------------------------------------------------------------------------
Indiana--2.8%         3,200   Elkhardt County, Indiana, Mortgage Revenue Bonds (Hubbard Hill Estates),
                              VRDN, Series A, 3.65% due 7/01/2027 (a) ..............................       3,200
                              Fort Wayne, Indiana, Hospital Authority Revenue Bonds (Parkview Memorial
                              Hospital), VRDN (a):
                      1,645     Series B, 3.70% due 1/01/2016 ......................................       1,645
                      2,700     Series B, 3.70% due 1/01/2020 ......................................       2,700
                      3,505     Series C, 3.70% due 1/01/2016 ......................................       3,505
                      5,670     Series D, 3.70% due 1/01/2016 ......................................       5,670
                      5,800   Hammond, Indiana, PCR, Refunding (Amoco Oil Co. Project), VRDN, 3.65%
                              due 2/01/2022 (a) ....................................................       5,800
                              Indiana Bond Bank, Advance Funding Notes:
                     10,190     Series A-1, 4% due 7/28/1998 .......................................      10,205
                     48,500     Series A-2, 4% due 1/20/1999 .......................................      48,661
                              Indiana Health Facilities Financing Authority, Hospital Revenue Bonds,
                              VRDN (a):
                     10,650     (Capital Access Designated Pool), 3.70% due 1/01/2012 ..............      10,650
                     20,700     (Clarian Health Partners, Inc), Series B, 3.75% due 2/15/2026 ......      20,700
                     15,000     (Community Hospitals Project), Series A, 3.75% due 7/01/2027 .......      15,000
                     15,000     Refunding (Charity Obligation Group), Series E, 3.65% due 11/01/2026      15,000
                     18,200     Refunding (Clarian Health Partners, Inc.), Series A, 3.75% due
                                2/15/2026 (c) ......................................................      18,200
                              Indiana Secondary Market Educational Loans Incorporated, Student Loan
                              Revenue Bonds, VRDN, AMT, Series B (a)(e):
                     26,900     3.80% due 12/01/2013 ...............................................      26,900
                     22,500     3.80% due 12/01/2014 ...............................................      22,500
                              Jasper County, Indiana, PCR, Refunding (Northern Indiana Public Service
                              Co.), VRDN (a):
                      8,000     Series B, 3.70% due 6/01/2013 ......................................       8,000
                     11,600     Series C, 3.70% due 4/01/2019 ......................................      11,600
                      9,400   Princeton, Indiana, PCR, Refunding (PSI Energy Inc. Project), VRDN, 3.65%
                              due 4/01/2022 (a) ....................................................       9,400
                      9,000   Purdue University, Indiana, University Revenue Bonds (Student Fees),
                              VRDN, Series O, 3.60% due 7/01/2019 (a) ..............................       9,000
                              Rockport, Indiana, PCR, Refunding (AEP Generating Co. Project), VRDN
                              (a)(e):
                     14,200     Series A, 3.70% due 7/01/2025 ......................................      14,200
                        800     Series B, 3.70% due 7/01/2025 ......................................         800
-----------------------------------------------------------------------------------------------------------------

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-----------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                      Face                                                                          Value
State                Amount                                    Issue                              (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Iowa--1.8%         $  5,000   Chillicothe, Iowa, PCR, Refunding (Iowa-Illinois Gas & Electric
                              Project), VRDN, 3.75% due 1/01/2023 (a) ..............................  $    5,000
                              Iowa Finance Authority, Solid Waste Disposal Revenue Bonds (Cedar
                              River Paper Company Project), VRDN, Series A (a):
                     66,400     3.80% due 7/01/2023                                                       66,400
                     42,000     AMT, 3.80% due 6/01/2024 ...........................................      42,000
                     20,500     AMT, 3.80% due 5/01/2025 ...........................................      20,500
                     14,500   Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds,
                              VRDN, AMT, Series B, 3.75% due 12/01/2013 (a)(e) .....................      14,500
                     19,200   Polk County, Iowa, Revenue Bonds (Catholic Health), VRDN, Series B,
                              3.70% due 12/01/2015 (a) .............................................      19,200
-----------------------------------------------------------------------------------------------------------------
Kansas--0.5%          9,100   Butler County, Kansas, Solid Waste Disposal Facilities Revenue Bonds
                              (Texaco Refining and Marketing Project), VRDN, AMT, Series A, 3.80%
                              due 8/01/2024 (a) ....................................................       9,100
                     38,000   Kansas State, Department of Transportation, Highway Revenue Bonds,
                              VRDN, Series B, 3.65% due 6/03/1998 (a)(b) ...........................      38,000
-----------------------------------------------------------------------------------------------------------------
Kentucky--2.7%        5,100   Ashland, Kentucky, PCR (Calgon Carbon Corporation Project), VRDN,
                              Series A, 3.90% due 10/01/2006 (a) ...................................       5,100
                     22,700   Carroll County, Kentucky, Solid Waste Disposal Facilities Revenue Bonds
                              (Kentucky Utilities Co. Project), VRDN, AMT, Series A, 3.80% due
                              11/01/2024 (a) .......................................................      22,700
                              Daviess County, Kentucky, Solid Waste Disposal Facilities Revenue Bonds
                              (Scott Paper Co. Project), VRDN, AMT (a):
                     29,100     Series A, 3.75% due 12/01/2023 .....................................      29,100
                      9,300     Series A, 3.75% due 5/01/2024 ......................................       9,300
                     19,800     Series B, 3.75% due 12/01/2023 .....................................      19,800
                     21,700     Series B, 3.75% due 5/01/2024 ......................................      21,700
                     13,000   Kentucky Asset/Liability Commission, General Fund Revenue Bonds, TRAN,
                              4.50% due 6/25/1998 ..................................................      13,020
                     36,400   Kentucky Economic Development Finance Authority Revenue Bonds (Sisters of
                              Charity), VRDN, 3.70% due 11/01/2020 (a) .............................      36,400
                     27,421   Kentucky Interlocal School Transportation Association, COP, TRAN, 4.09%
                              due 6/30/1998 ........................................................      27,425
                     30,805   Kentucky School Boards Finance Corporation, COP, TRAN, Series A, 4.25%
                              due 6/30/1998 ........................................................      30,828
                     38,300   Kentucky State Pollution Abatement and Water Resource Finance Authority,
                              PCR (Toyota Motors), VRDN, AMT, 4.30% due 8/13/2006 (a) ..............      38,300
-----------------------------------------------------------------------------------------------------------------
Louisiana--1.7%      31,500   Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding Bonds
                              (Citgo Petroleum Corporation), VRDN, AMT, 3.80% due 3/01/2025 (a) ....      31,500
                      8,800   Eagle Tax-Exempt Trust, Louisiana State, VRDN, Series 94, Class 3803,
                              3.82% due 5/01/2008 (a) ..............................................       8,800
                              East Baton Rouge Parish, Louisiana, PCR, Refunding (Exxon Project),
                              VRDN (a):
                     10,750     3.70% due 11/01/2019 ...............................................      10,750
                     22,150     3.70% due 3/01/2022 ................................................      22,150
                              Louisiana State Offshore Terminal Authority, Deepwater Port Revenue
                              Refunding Bonds (Loop Inc.--First Stage) (a):
                      5,100     ACES, 3.65% due 9/01/2006 ..........................................       5,100
                     14,250     VRDN, Series A, 3.65% due 9/01/2008 ................................      14,250
                     14,100   Plaquemines Parish, Louisiana, Environmental Revenue Bonds (BP Exploration
                              & Oil), VRDN, AMT, 3.80% due 10/01/2024 (a) ..........................      14,100
                              Saint Charles Parish, Louisiana, PCR, VRDN (a):
                     19,200     (Shell Oil Company--Norco Project), AMT, 3.75% due 11/01/2021 ......      19,200
                      4,400     (Shell Oil Company Project), 3.60% due 6/01/2005 ...................       4,400
                     21,000     (Shell Oil Company Project), AMT, Series A, 3.75% due 10/01/2022 ...      21,000
                      4,400   South Louisiana Port Commission, Louisiana, Port Revenue Refunding Bonds
                              (Occidental Petroleum Corporation Project), VRDN, 3.75% due 7/01/2018
                              (a) ..................................................................       4,400
-----------------------------------------------------------------------------------------------------------------


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
-----------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                      Face                                                                             Value
State                Amount                                    Issue                                  (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Maine--0.0%                   Maine Health and Higher Educational Facilities Authority Revenue Bonds
                              (VHA New England Inc.), VRDN (a)(e):
                   $  1,250     Series B, 3.70% due 12/01/2025 .....................................    $  1,250
                      1,450     Series F, 3.70% due 12/01/2025 .....................................       1,450
-----------------------------------------------------------------------------------------------------------------
Maryland--0.7%       35,700   Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum
                              Corporation), VRDN, 3.25% due 10/14/2011 (a) .........................      35,700
                     19,700   Maryland State Health and Higher Educational Facilities Authority Revenue
                              Bonds (Helix Health Hospital), VRDN, Issue A, 3.65% due 7/01/2026 (a)       19,700
                      8,200   Washington Suburban Sanitation District, Maryland, BAN, UT, 3.75% due
                              1/01/1999 ............................................................       8,200
-----------------------------------------------------------------------------------------------------------------
Massachusetts--      20,900   Eagle Tax-Exempt Trust, Massachusetts, GO, VRDN, Series J, 3.70% due
1.7%                          8/01/2005 (a) ........................................................      20,900
                    139,250   Massachusetts Bay Transportation Authority, Series B, 4.50% due 9/04/1998  139,609
-----------------------------------------------------------------------------------------------------------------
Michigan--4.7%       17,100   Grand Rapids, Michigan, Water Supply System, Revenue Refunding Bonds, VRDN,
                              3.60% due 1/01/2020 (a)(f) ...........................................      17,100
                      8,460   Holly, Michigan, Area School District, VRDN, UT, Series 50, 3.80% due
                              5/01/2020 (a)(f) .....................................................       8,460
                     58,500   Michigan Municipal Bond Authority Revenue Notes, Series B, 4.50% due
                              7/02/1998 ............................................................      58,598
                    237,000   Michigan State Notes, GO, UT, 4.50% due 9/30/1998 ....................     237,874
                      6,150   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                              (Detroit Edison Company), VRDN, Series CC, 3.70% due 9/01/2030 (a) ...       6,150
                     17,300   Monroe County, Michigan, Economic Development Corporation, Limited
                              Obligation Revenue Refunding Bonds (Detroit Edison Co.), VRDN, Series
                              CC, 3.70% due 10/01/2024 (a) .........................................      17,300
                              Royal Oak, Michigan, Hospital Finance Authority Revenue Bonds (William
                              Beaumont Hospital), VRDN (a):
                     10,700     Series J, 3.70% due 1/01/2003 ......................................      10,700
                     11,400     Series L, 3.70% due 1/01/2027 ......................................      11,400
                              University of Michigan, University Hospital Revenue Bonds, VRDN,
                              Series A (a):
                     43,900     3.70% due 12/01/2027 ...............................................      43,900
                     15,900     (Medical Service Plan), 3.70% due 12/01/2027 .......................      15,900
                      9,800     Refunding, 3.70% due 12/01/2019 ....................................       9,800
-----------------------------------------------------------------------------------------------------------------
Minnesota--0.5%      45,000   Eagle Tax-Exempt Trust, Minnesota, GO, VRDN, Series A, 3.70% due
                              11/12/1998 (a) .......................................................      45,000
-----------------------------------------------------------------------------------------------------------------
Mississippi--0.8%     7,000   Jackson County, Mississippi, Individual Sewer Facilities Revenue
                              Bonds (Chevron USA, Inc. Project), VRDN, 3.80% due 12/15/2024 (a) ....       7,000
                      8,755   Jackson County, Mississippi, PCR, Refunding (Chevron USA, Inc. Project),
                              VRDN, 3.65% due 12/01/2016 (a) .......................................       8,755
                     26,060   Jackson County, Mississippi, Port Facility Revenue Refunding Bonds
                              (Chevron USA, Inc. Project), VRDN, 3.70% due 6/01/2023 (a) ...........      26,060
                      3,000   Mississippi Hospital Equipment and Facilities Authority Revenue Bonds
                              (Mississippi Baptist Medical Center), VRDN, Series B, 3.65% due
                              7/01/2012 (a) ........................................................       3,000
                     28,400   Perry County, Mississippi, PCR, Refunding (Leaf River Forest Project),
                              VRDN, 3.65% due 3/01/2002 (a) ........................................      28,400
-----------------------------------------------------------------------------------------------------------------
Missouri--0.6%       30,000   Eagle Tax-Exempt Trust, Missouri, VRDN, Series 1993-E, 3.82% due
                              8/01/2006 (a) ........................................................      30,000
                              Missouri Higher Education Loan Authority, Student Loan Revenue Bonds,
                              VRDN, AMT (a):
                      7,800     Series A, 3.80% due 6/01/2017 ......................................       7,800
                     11,700     Series B, 3.80% due 6/01/2020 ......................................      11,700
                      5,000   Missouri State Health and Educational Facilities Authority, Health
                              Facilities Revenue Bonds (Sisters of Mercy Health System), VRDN,
                              Series A, 3.65% due 6/01/2019 (a) ....................................       5,000
-----------------------------------------------------------------------------------------------------------------
Montana--0.5%        50,000   Montana State, TRAN, 4.50% due 6/30/1998 .............................      50,082
-----------------------------------------------------------------------------------------------------------------
Nebraska--0.1%        3,100   Nebraska Higher Education Loan Program, Multiple Mode Student Loan
                              Revenue Bonds, VRDN, Series C, 3.70% due 12/01/2015 (a)(c) ...........       3,100
                      3,550   Nebraska Higher Education Loan Program, Student Loan Revenue Bonds, VRDN,
                              AMT, Series A, 3.80% due 12/01/2016 (a) ..............................       3,550
-----------------------------------------------------------------------------------------------------------------

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-----------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                             (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                      Face                                                                               Value
State                Amount                                    Issue                                    (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Nevada--1.2%                  Clark County, Nevada, Airport Improvement Revenue Bonds:
                   $ 12,090     (Knudson Project), CP, Series 87-A, 3.70% due 5/07/1998 ............ $    12,090
                     95,425     Refunding, VRDN, Series A, 3.65% due 7/01/2012 (a)(c) ..............      95,425
                      7,075   Nevada Housing Division (Mesquite Bluffs Apartments), VRDN, AMT, Series B,
                              4.15% due 5/01/2028 (a) ..............................................       7,075
-----------------------------------------------------------------------------------------------------------------
New Hampshire--       1,400   New Hampshire Higher Educational and Health Facilities Authority Revenue
0.3%                          Bonds (VHA New England Inc.), VRDN, Series D, 3.70% due 12/01/2025
                              (a)(e) ...............................................................       1,400
                     22,000   New Hampshire State, Business Finance Authority, PCR, Refunding (United
                              Illuminating Company), VRDN, AMT, Series A, 3.80% due 7/01/2027 (a) ..      22,000
                      5,700   New Hampshire State, HFA, M/F Housing Revenue Bonds (P.R.A. Properties--
                              Pheasant Run Project), VRDN, AMT, 3.75% due 5/01/2025 (a) ............       5,700
-----------------------------------------------------------------------------------------------------------------
New Jersey--         15,000   Atlantic City, New Jersey, BAN, UT, 4.25% due 8/27/1998 ..............      15,027
0.4%                 27,300   Eagle Tax-Exempt, New Jersey, VRDN, 3.70% due 2/15/2007 (a) ..........      27,300
-----------------------------------------------------------------------------------------------------------------
New Mexico--                  Farmington, New Mexico, PCR (Arizona Public Service Co.), VRDN (a):
1.0%                 22,000     AMT, Series C, 3.80% due 9/01/2024 .................................      22,000
                     25,300     Refunding, Series A, 3.70% due 5/01/2024 ...........................      25,300
                      9,200     Refunding, Series B, 3.65% due 9/01/2024 ...........................       9,200
                      8,600   Hurley, New Mexico, PCR (Kennecott Santa Fe), VRDN, 3.70% due 12/01/2015
                              (a) ..................................................................       8,600
                     32,900   New Mexico State Hospital, Equipment Loan Council Revenue Bonds
                              (Catholic Health), VRDN, Series B, 3.70% due 12/01/2022 (a) ..........      32,900
-----------------------------------------------------------------------------------------------------------------
New York--           20,000   Copake Taconic Hills, New York, Century School District, BAN, 4.25% due
5.5%                          4/08/1999 ............................................................      20,106
                     12,000   Floating Rate Trust Certificates, New York City, New York, VRDN,
                              Series 1992-H, 3.90% due 10/02/1998 (a) ..............................      12,000
                     20,000   Municipal Assistance Corporation, New York City, New York, VRDN, Sub-
                              Series K-1, 3.50% due 7/01/2008 (a) ..................................      20,000
                              New York City, New York, GO, VRDN, UT (a):
                      8,400     Series B, Sub-Series B-3, 3.70% due 8/15/2004 (c) ..................       8,400
                      3,000     Sub-Series A-7, 3.70% due 8/01/2019                                        3,000
                     15,000   New York City, New York, Housing Development Corporation, M/F Housing
                              Rental Revenue Bonds, VRDN, Series A, 3.50% due 11/15/2019 (a)(d) ....      15,000
                              New York City, New York, Municipal Water Finance Authority, Water and
                              Sewer System Revenue Bonds, VRDN (a):
                     21,500     MSTR, Series 27, 3.80% due 6/15/2024 (g) ...........................      21,500
                     17,770     Series 93-C, 3.70% due 6/15/2022 (f) ...............................      17,770
                     38,450     Series A, 3.70% due 6/15/2025 (f) ..................................      38,450
                     25,500     Series C, 3.70% due 6/15/2023 (f) ..................................      25,500
                     32,600     Series G, 3.65% due 6/15/2024 (f) ..................................      32,600
                     92,500   New York City, New York, RAN, UT, Series A, 4.50% due 6/30/1998 ......      92,670
                     16,100   New York City, New York, VRDN, Series B, Sub-Series B-5, 3.65% due
                              8/15/2022 (a)(c) .....................................................      16,100
                              New York State, Local Government Assistance Corporation, VRDN (a):
                     19,000     Series 59, 3.70% due 4/01/2019 (e) .................................      19,000
                     16,300     Series B, 3.45% due 4/01/2025 ......................................      16,300
                     55,065   New York State Power Authority, Revenue and General Purpose Bonds
                              (Junior Lien), 3.60% due 9/01/1998 ...................................      55,065
                     13,200   Port Authority of New York and New Jersey, Special Obligation Revenue
                              Bonds (Versatile Structure Obligation), VRDN, AMT, Series 6, 3.70%
                              due 12/01/2017 (a) ...................................................      13,200
                     40,000   Rochester, New York, BAN, UT, Series IV, 4.25% due 10/29/1998 ........      40,085
                     49,500   Westchester County, New York, TAN, UT, 3.59% due 12/29/1998 ..........      49,506
-----------------------------------------------------------------------------------------------------------------

                                                       55

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

-----------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                           (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                      Face                                                                                 Value
State                Amount                                    Issue                                    (Note 1a)
-----------------------------------------------------------------------------------------------------------------
North Carolina--              Craven County, North Carolina, Industrial Facilities and Pollution
0.5%                          Control Financing Authority (Cravenwood Energy Project), VRDN, AMT (a):
                   $  2,800     Series B, 3.75% due 5/01/2011 ......................................    $  2,800
                      3,000     Series C, 3.75% due 5/01/2011 ......................................       3,000
                     16,875   North Carolina Medical Care Commission, Health Care Facilities Revenue
                              Bonds (Cabarrus Memorial Hospital Project), VRDN, 3.60% due
                              3/01/2012 (a) ........................................................      16,875
                              North Carolina Medical Care Commission, Hospital Revenue Bonds, VRDN (a):
                      9,000     (Carol Woods Project), 3.75% due 4/01/2021 .........................       9,000
                      1,700     (Duke University Hospital), Series B, 3.60% due 6/01/2015 ..........       1,700
                      2,000     (Duke University Hospital), Series C, 3.60% due 6/01/2015 ..........       2,000
                              Raleigh-Durham, North Carolina, Airport Authority, Special Facility
                              Revenue Refunding Bonds (American Airlines), VRDN (a):
                      8,300     Series A, 3.70% due 11/01/2015 .....................................       8,300
                      2,000     Series B, 3.70% due 11/01/2015 .....................................       2,000
-----------------------------------------------------------------------------------------------------------------
Ohio--1.4%           12,150   Cuyahoga County, Ohio, Hospital Revenue Refunding Bonds, VRDN, Series
                              A, 3.70% due 1/01/2016 (a)(e) ........................................      12,150
                     10,500   Eagle Tax-Exempt Trust, Ohio, VRDN, 3.77% due 7/01/2015 (a) ..........      10,500
                     18,600   Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds
                              (US Health Corp.--Columbus), VRDN, Series A, 3.70% due 12/01/2021 (a)       18,600
                     25,000   Mahoning County, Ohio, Hospital Facilities Revenue Refunding Bonds, VRDN,
                              Series A, 3.70% due 12/01/2028 (a)(c) ................................      25,000
                     32,500   Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital),
                              VRDN, Series A, 3.70% due 11/15/2022 (a) .............................      32,500
                      1,865   Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate Retirement
                              Program), VRDN, 3.40% due 12/01/2015 (a) .............................       1,865
                              Ohio State Air Quality Development Authority Revenue Bonds, VRDN,
                              Series B (a):
                     13,900     3.70% due 12/01/2015 ...............................................      13,900
                      8,100     Refunding (Cincinnati Gas & Electric), 3.65% due 9/01/2030 .........       8,100
                      4,200   Paudling County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge
                              Corporation Project), VRDN, AMT, 3.50% due 8/01/2026 (a) .............       4,200
-----------------------------------------------------------------------------------------------------------------
Oklahoma--           10,250   Grand River, Oklahoma, Dam Authority Revenue Bonds, VRDN, Series 42,
0.3%                          3.80% due 6/01/2009 (a) ..............................................      10,250
                     14,200   Muskogee, Oklahoma, Industrial Trust, PCR, Refunding (Oklahoma Gas and
                              Electric Co.), VRDN, Series A, 3.75% due 1/01/2025 (a) ...............      14,200
-----------------------------------------------------------------------------------------------------------------
Oregon--0.9%         64,000   Multnomah County, Oregon, Portland School District No.1 Bonds, TRAN,
                              4.25% due 6/26/1998 ..................................................      64,066
                     18,000   Oregon State, GO, Veterans' Welfare Bonds, VRDN, Series 73-E, 3.60% due
                              12/01/2016 (a) .......................................................      18,000
-----------------------------------------------------------------------------------------------------------------
Pennsylvania--                Allegheny County, Pennsylvania, Hospital Development Authority Revenue
3.5%                          Bonds (Presbyterian Health Center), VRDN (a):
                      5,000     Series A, 3.70% due 3/01/2020 (c)                                          5,000
                      6,300     Series C, 3.70% due 3/01/2020                                              6,300
                     33,500   Allegheny County, Pennsylvania, IDA, PCR (Duquesne), CP, Series A, 3.60%
                              due 1/27/1999 ........................................................      33,500
                      2,500   Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co.
                              Project), VRDN, 3.80% due 12/01/2014 (a) .............................       2,500
                              Delaware County, Pennsylvania, IDA, PCR (a):
                      5,600     (BP Oil Inc. Project), UPDATES, 3.70% due 12/01/2009 ...............       5,600
                     15,700     Refunding, VRDN, Series A, 3.70% due 8/01/2016 .....................      15,700
                              Eagle Tax-Exempt Trust, Pennsylvania, VRDN (a):
                     12,300     3.82% due 5/01/2015 ................................................      12,300
                     17,000     Series 94, Class 3803, 3.82% due 5/01/2008 .........................      17,000
                     35,000   Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN, 3.75% due
                              12/01/2028 (a)(g) ....................................................      35,000

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-----------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                           (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                      Face                                                                                Value
State                Amount                                    Issue                                   (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Pennsylvania       $  2,600   Geisinger, Pennsylvania, Health Systems Authority Revenue Bonds, VRDN,
(concluded)                   Series B, 3.70% due 7/01/2022 (a) ....................................     $ 2,600
                     12,000   Lackawanna County, Pennsylvania, MSTR, VRDN, Series 38, 3.80% due
                              9/15/2020 (a) ........................................................      12,000
                      1,000   Montgomery County, Pennsylvania, Higher Education and Health Authority,
                              Hospital Revenue Bonds (Holy Redeemer Hospital), VRDN, 3.65% due
                              9/01/2018 (a)(e) .....................................................       1,000
                              Pennsylvania State Higher Education Assistance Agency, Student Loan
                              Revenue Bonds, VRDN, AMT (a):
                     11,200     Series A, 3.80% due 1/01/2018 ......................................      11,200
                      5,000     Series B, 3.80% due 7/01/2018 ......................................       5,000
                     18,725   Pennsylvania State Higher Educational Facilities Authority, College
                              and University Revenue Bonds (Temple University), VRDN, 3.65% due
                              10/01/2009 (a) .......................................................      18,725
                              Pennsylvania State Higher Educational Facilities Authority, Revenue
                              Refunding Bonds (Carnegie Mellon University), VRDN (a):
                     30,700     Series A, 3.70% due 11/01/2025 .....................................      30,700
                     18,600     Series B, 3.70% due 11/01/2027 .....................................      18,600
                     15,000     Series C, 3.70% due 11/01/2029 .....................................      15,000
                     13,200     Series D, 3.70% due 11/01/2030 .....................................      13,200
                              Philadelphia, Pennsylvania, Hospital and Higher Education Facilities
                              Authority, Hospital Revenue Bonds (Children's Hospital of Philadelphia),
                              VRDN (a):
                      7,100     3.70% due 3/01/2027 ................................................       7,100
                     42,000     Series A, 3.70% due 3/01/2027 ......................................      42,000
                      6,700   Philadelphia, Pennsylvania, IDA, Revenue Bonds (Institute for Cancer
                              Research Project), VRDN, Series A, 3.70% due 7/01/2013 (a) ...........       6,700
                     10,400   Philadelphia, Pennsylvania, TRAN, Series A, 4.50% due 6/30/1998 ......      10,412
                      5,200   Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue Refunding
                              Bonds (Northeastern Power Company), VRDN, Series A, 3.60% due 12/01/2022
                              (a) ..................................................................       5,200
-----------------------------------------------------------------------------------------------------------------
South Carolina--     15,300   Berkeley County, South Carolina, Industrial Revenue Bonds (Amoco Chemical
1.9%                          Co. Project), VRDN, AMT, 3.75% due 4/01/2027 (a) .....................      15,300
                      2,000   Berkeley County, South Carolina, PCR, Refunding (Amoco Chemical Co. Project),
                              VRDN, 3.65% due 7/01/2012 (a) ........................................       2,000
                              Florence County, South Carolina, Solid Waste Disposal and Wastewater
                              Treatment Facilities Revenue Bonds (Roche Carolina Inc. Project),
                              VRDN, AMT (a):
                     35,000     3.80% due 4/01/2026 ................................................      35,000
                      2,900     3.80% due 4/01/2027 ................................................       2,900
                     15,000   Greenville County, South Carolina, School District (Enhance Program), UT,
                              4% due 3/01/1999 .....................................................      15,061
                              South Carolina Jobs, EDA, Revenue Bonds, VRDN (a):
                      4,490     (Saint Francis Hospital Project), 3.75% due 7/01/2022 ..............       4,490
                      5,400     (Wellman, Inc. Project), AMT, 3.80% due 12/01/2010 .................       5,400
                     12,095     (Wellman, Inc. Project), AMT, 3.80% due 12/01/2012 .................      12,095
                     13,000   South Carolina Jobs, EDA, Solid Waste Recycling Facilities (Santee
                              River Rubber Project), 3.80% due 4/02/1998 ...........................      13,000
                              South Carolina State, Public Service Authority, Electric System Revenue
                              Bonds, CP:
                     18,000     3.45% due 5/12/1998 ................................................      18,000
                     25,000     3.50% due 7/21/1998 ................................................      25,000
                     25,000     3.50% due 7/22/1998 ................................................      25,000
                      4,500   South Carolina State, Public Service Authority, Revenue Refunding Bonds,
                              Series B, 5% due 1/01/1999 (e) .......................................       4,547
-----------------------------------------------------------------------------------------------------------------
South Dakota--       20,000   Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds
0.2%                          (Homestake Mining), VRDN, AMT, Series A, 3.75% due 7/01/2032 (a) .....      20,000

-----------------------------------------------------------------------------------------------------------------

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
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
-----------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                          (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                      Face                                                                               Value
State                Amount                                    Issue                                  (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Tennessee--       $  14,500   Chattanooga--Hamilton County, Tennessee, Hospital Revenue Refunding Bonds
1.5%                          (Erlanger Medical Center), VRDN, 3.70% due 10/01/2017 (a) ............    $ 14,500
                              Clarksville, Tennessee, Public Building Authority Revenue Bonds (Pooled
                              Financing--Tennessee Municipal Bond Fund), VRDN (a):
                     16,000     3.70% due 10/01/2025 ...............................................      16,000
                     25,000     3.70% due 11/01/2027 ...............................................      25,000
                      9,400   Cleveland, Tennessee, IDB, Revenue Bonds (Newly Wed Foods Incorporated
                              Project), VRDN, AMT, 3.75% due 1/01/2012 (a) .........................       9,400
                      8,100   Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Co.
                              Project), VRDN, 3.65% due 9/01/2001 (a) ..............................       8,100
                     13,000   Montgomery County, Tennessee, Public Building Authority Revenue Bonds
                              (Montgomery County Loan), VRDN, 3.70% due 7/01/2019 (a) ..............      13,000
                     14,955   Morristown, Tennessee, IDB, PCR, Refunding (Akzo Chemicals, Inc. Project),
                              VRDN, 3.65% due 8/01/2001 (a) ........................................      14,955
                     26,500   Tennessee State, CP, 3.55% due 7/24/1998 .............................      26,500
                     16,400   Tennessee State, VRDN, Series E, 3.65% due 7/02/2001 (a) .............      16,400
-----------------------------------------------------------------------------------------------------------------
Texas--20.9%                  Brazos River Authority, Texas, PCR (Texas Utilities Electric Co.),
                              VRDN, AMT (a):
                     15,600     Series A, 3.80% due 4/01/2030 ......................................      15,600
                     53,055     Series B, 3.80% due 6/01/2030 ......................................      53,055
                     24,005     Series B, 3.75% due 2/01/2032 (c) ..................................      24,005
                     15,800     Series C, 3.80% due 6/01/2030 (e) ..................................      15,800
                     90,555     Series C, 3.80% due 6/01/2030 ......................................      90,555
                     24,500   Brazos River Authority, Texas, Revenue Refunding Bonds (Houston Light
                              and Power Co.), VRDN, AMT, Series 1997, 3.75% due 11/01/2018 (a)(e) ..      24,500
                      4,000   Corpus Christi, Texas, IDR (Dedietrich USA Incorporated Project),
                              VRDN, AMT, 3.85% due 11/01/2008 (a) ..................................       4,000
                              Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN (a):
                     15,785     AMT, Series 46, 3.80% due 11/01/2020 (c) ...........................      15,785
                      9,495     AMT, Series 52, 3.80% due 11/01/2017 (c) ...........................       9,495
                      6,600     Series 5, 3.80% due 11/01/2015 .....................................       6,600
                      5,300   Grapevine, Texas, Industrial Development Corporation, Airport Revenue
                              Refunding Bonds (Southern Air Transportation Project), VRDN, 3.75%
                              due 3/01/2010 (a) ....................................................       5,300
                      9,000   Greater East Texas Higher Educational Authority Incorporated, Student Loan
                              Revenue Refunding Bonds, VRDN, AMT, Series A, 4.10% due 5/01/1998
                              (a)(i) ...............................................................       9,000
                      7,300   Gulf Coast, Texas, IDA, Marine Terminal Revenue Bonds (Amoco Oil Co.
                              Project), VRDN, AMT, 3.75% due 4/01/2028 (a) .........................       7,300
                              Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo
                              Petroleum Corp. Project), VRDN, AMT (a):
                     13,700     3.80% due 5/01/2025 ................................................      13,700
                      7,400     3.80% due 4/01/2026 ................................................       7,400
                     13,800   Gulf Coast Waste Disposal Authority, Texas, Environmental Improvement
                              Revenue Bonds (Amoco Oil Co. Project), VRDN, AMT, 3.75% due 1/01/2026
                              (a) ..................................................................      13,800
                              Gulf Coast Waste Disposal Authority, Texas, PCR, VRDN (a):
                     42,200     AMT (Amoco Oil Co. Project), 3.75% due 5/01/2023 ...................      42,200
                     30,700     AMT (Amoco Oil Co. Project), 3.75% due 6/01/2024 ...................      30,700
                     31,275     Refunding (Amoco Oil Co. Project), 3.65% due 10/01/2017 ............      31,275
                     14,400     Refunding (Exxon Project), 3.65% due 6/01/2020 .....................      14,400
                      8,000   Gulf Coast, Waste Disposal Authority, Texas, Pollution Control and
                              Solid Waste Disposal Revenue Refunding Bonds (Amoco Oil Co. Project)
                              VRDN, AMT, 3.75% due 5/01/2024 (a) ...................................       8,000
                              Gulf Coast Waste Disposal Authority, Texas, Solid Waste Disposal Revenue
                              Bonds (Amoco Oil Co. Project), VRDN, AMT (a):
                     37,600     3.75% due 8/01/2023 ................................................      37,600
                     32,800     3.75% due 7/01/2027 ................................................      32,800

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
-----------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                           (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                      Face                                                                                Value
State                Amount                                    Issue                                   (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Texas             $  17,710   Harris County, Texas, GO, VRDN, Series 45, 3.80% due 8/15/2016 (a)(f)    $  17,710
(continued)                   Harris County, Texas, Health Facilities Development Corporation,
                              Hospital Revenue Bonds, VRDN (a):
                     11,900     (Memorial Hospital System Project), Series B, 3.65% due
                                6/01/2024 (c) ......................................................      11,900
                    225,050     (Methodist Hospital), 3.70% due 12/01/2025 .........................     225,050
                     88,600     (Methodist Hospital), 3.70% due 12/01/2026 .........................      88,600
                     38,700     (Saint Lukes Episcopal Hospital), Series A, 3.75% due 2/15/2027 ....      38,700
                              Harris County, Texas, Industrial Development Corporation, PCR (Exxon
                              Project) (a):
                     14,600     DATES, Series 1984-A, 3.70% due 3/01/2024 ..........................      14,600
                     10,200     DATES, Series 1984-B, 3.70% due 3/01/2024 ..........................      10,200
                      8,100     VRDN, AMT, 3.70% due 8/15/2027 .....................................       8,100
                     51,250   Harris County, Texas, Industrial Development Corporation, PCR, Refunding
                              (Shell Oil Company Project), VRDN, 3.65% due 4/01/2027 (a) ...........      51,250
                     46,100   Harris County, Texas, Industrial Development Corporation, Solid Waste
                              Disposal Revenue Bonds (Deer Park Limited Partnership), VRDN, AMT,
                              Series A, 3.80% due 2/01/2023 (a) ....................................      46,100
                              Harris County, Texas, Toll Road Revenue Bonds, Sub-Lien, VRDN (a):
                     31,900     Series B, 3.65% due 8/01/2015 ......................................      31,900
                     25,700     Series C, 3.65% due 8/01/2015 ......................................      25,700
                     15,000     Series D, 3.65% due 8/01/2015 ......................................      15,000
                     25,000     Series H, 3.65% due 8/01/2020 ......................................      25,000
                              Hockley County, Texas, Industrial Development Corporation, PCR:
                     12,000     (Amoco Project), 3.75% due 5/01/1998 ...............................      12,000
                     24,200     (Amoco Project--Standard Oil Co.), 3.60% due 9/01/1998 .............      24,200
                     12,430   Lower Colorado River Authority, Texas, Revenue Refunding Bonds, VRDN,
                              3rd Junior Lien, 3.65% due 1/01/2013 (a)(c) ..........................      12,430
                     12,000   Lubbock, Texas, Health Facilities Development Corporation Revenue Bonds
                              (Saint Joseph Health System), VRDN, Series A, 3.65% due 7/01/2013 (a)       12,000
                     39,600   Matagorda County, Texas, Navigational District No. 1, Revenue Refunding
                              Bonds (Houston Light & Power Co. Project), VRDN, AMT, Series 1997,
                              3.75% due 11/01/2028 (a)(e) ..........................................      39,600
                     17,600   North Central Texas, Health Facilities Development Corporation Revenue
                              Bonds (Methodist Hospital, Dallas), VRDN, Series B, 3.70% due
                              10/01/2015 (a)(h) ....................................................      17,600
                              North Texas Higher Education Authority Incorporated, Student Loan Revenue
                              Bonds, VRDN, AMT (a)(i):
                      3,000     3.80% due 3/01/1999 ................................................       3,000
                     27,900     3.80% due 3/01/2005 ................................................      27,900
                     29,000     Series A, 3.80% due 4/01/2005 ......................................      29,000
                      5,000     Series A, 3.80% due 4/01/2020 ......................................       5,000
                     12,800     Series C, 3.80% due 4/01/2020 (e) ..................................      12,800
                     13,700     Series F, 3.80% due 4/01/2020 (e) ..................................      13,700
                              Panhandle Plains, Texas, Higher Education Authority Incorporated, Student
                              Loan Revenue Bonds, VRDN, AMT, Series A (a)(i):
                      9,000     3.75% due 6/01/2021 ................................................       9,000
                     13,700     3.75% due 6/01/2025 ................................................      13,700
                      4,700     Refunding, 3.75% due 6/01/2008 .....................................       4,700
                     18,800   Port Corpus Christi, Texas, Industrial Development Corporation, Sewage
                              and Solid Waste Disposal Revenue Bonds (Citgo Petroleum Corp. Project),
                              VRDN, AMT, 3.80% due 4/01/2026 (a) ...................................      18,800
                     14,400   Port of Port Arthur, Texas, Navigational District, PCR, Refunding
                              (Texaco Inc. Project), VRDN, 3.70% due 10/01/2024 (a) ................      14,400

-----------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                          (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                      Face                                                                                Value
State                Amount                                    Issue                                   (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Texas                         Sabine River Authority, Texas, PCR, VRDN (a)(e):
(concluded)       $   5,000     Refunding (Texas Utilities Project), Series A, 3.70% due 3/01/2026    $    5,000
                      8,100     (Texas Utilities Electric Co. Project), AMT, 3.75% due 3/01/2026 ...       8,100
                     15,000   San Antonio, Texas, Higher Education Authority, Revenue Refunding Bonds
                              (Trinity University Project), VRDN, 3.70% due 4/01/2004 (a) ..........      15,000
                     10,000   San Antonio, Texas, Hotel Occupancy Revenue Bonds, VRDN, Series 51,
                              3.80% due 8/15/2019 (a)(f) ...........................................      10,000
                     52,200   South Texas Higher Education Authority Incorporated, Student Loan Revenue
                              Refunding Bonds, VRDN, AMT, 3.75% due 12/01/2027 (a)(c)(i) ...........      52,200
                     16,850   Southwest Texas, Higher Education Authority Incorporated, Revenue Refunding
                              Bonds (Southern Methodist University), VRDN, 3.70% due 7/01/2015
                              (a) ..................................................................      16,850
                     10,000   Texas State, CP, Series 1993-A, 3.55% due 7/27/1998 ..................      10,000
                     36,500   Texas State, GO, Refunding (Veterans' Housing Assistance Fund), VRDN,
                              AMT, 3.65% due 12/01/2016 (a) ........................................      36,500
                     28,400   Texas State, Multi-Modal Water Development Board, VRDN, Series A, 3.70%
                              due 3/01/2015 (a) ....................................................      28,400
                      7,150   Texas State, Public Financial Authority, Revenue Refunding Bonds,
                              4% due 10/01/1998 ....................................................       7,158
                    306,400   Texas State, TRAN, Series A, 4.75% due 8/31/1998 .....................     307,724
                     22,770   Texas State Tender Options, VRDN, 3.80% due 10/01/2008 (a) ...........      22,770
                     21,200   Trinity River Authority, Texas, PCR (Texas Utilities Electric), VRDN, AMT,
                              Series 96A, 3.80% due 3/01/2026 (a)(e) ...............................      21,200
                     20,300   West Side Calhoun County, Texas, Development Corporation, PCR (Sohio
                              Chemical Company Project--Standard Oil Co.), UPDATES, 3.70% due
                              12/01/2015 (a) .......................................................      20,300
                      4,200   West Side Calhoun County, Texas, Navigation District, Sewer and Solid Waste
                              Disposal Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT,
                              3.80% due 4/01/2031 (a) ..............................................       4,200
-----------------------------------------------------------------------------------------------------------------
Utah--2.6%           11,500   Davis County, Utah, School District, TAN, 4.50% due 6/30/1998 ........      11,517
                     39,900   Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN, 3.70%
                              due 11/01/2024 (a)(e) ................................................      39,900
                              Intermountain Power Agency, Utah, Power Supply Revenue Bonds:
                     25,000     CP, 3.50% due 7/08/1998 ............................................      25,000
                     12,000     Series E, 3.45% due 9/15/1998 (e) ..................................      12,000
                     12,725     VRDN, 3.80% due 7/01/2006 (a) ......................................      12,725
                      6,180   Jordan, Utah, School District, Tender Option, VRDN, UT, 3.85% due
                              6/15/2007 (a) ........................................................       6,180
                              Salt Lake County, Utah, PCR, Refunding (Service Station Holdings Project),
                              VRDN (a):
                     30,600     3.70% due 2/01/2008 ................................................      30,600
                     31,205     Series B, 3.70% due 8/01/2007 ......................................      31,205
                     15,375   Utah County, Utah, Environmental Improvement Revenue Refunding Bonds
                              (USX Corp. Project), 3.60% due 6/15/1998 .............................      15,375
                              Utah State Board of Regents, Student Loan Revenue Bonds, VRDN, AMT
                              (a)(e):
                      6,000     Series C, 3.80% due 11/01/2013 .....................................       6,000
                     33,500     Series L, 3.80% due 11/01/2025 .....................................      33,500
                              Utah State, HFA, S/F Mortgage, VRDN (a):
                      6,600     Series 1, 3.75% due 7/01/2016 ......................................       6,600
                     12,450     Series 4, 3.80% due 7/01/2028 ......................................      12,450
-----------------------------------------------------------------------------------------------------------------
Vermont--             1,100   Vermont Educational and Health Buildings Financing Agency Revenue Bonds
0.3%                          (VHA--New England), VRDN, Series G, 3.70% due 12/01/2025 (a)(e) ......       1,100
                     27,575   Vermont State Student Assistance Corporation, Student Loan Revenue Bonds,
                              VRDN, 3.40% due 1/01/2004 (a) ........................................      27,575
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                          (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                      Face                                                                                Value
State                Amount                                    Issue                                   (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Virginia--        $   8,500   Eagle Tax-Exempt Trust, Virginia, VRDN, Series 95, Class 7091, 3.77% due
1.6%                          1/15/2013 (a) ........................................................  $    8,500
                              Norfolk, Virginia, IDA, CP, Revenue Bonds (Sentara Hospital--Norfolk
                              Project), Series A:
                     25,000     3.55% due 7/20/1998 ................................................      25,000
                     12,900     3.55% due 7/23/1998 ................................................      12,900
                     24,500   Roanoke, Virginia, IDA, Hospital Revenue Bonds (Carilion Health Systems),
                              VRDN, Series A, 3.70% due 7/01/2027 (a) ..............................      24,500
                              Rockingham County, Virginia, IDA, Revenue Bonds, VRDN (a):
                      1,000     4.15% due 10/01/2022 ...............................................       1,000
                     16,000     (Merck & Co.), Series A, 3.90% due 10/01/2020 ......................      16,000
                              Virginia State, HDA, Commonwealth Mortgage:
                     24,800     AMT, Series G, Sub-Series G, 3.92% due 4/16/1998 ...................      24,800
                     33,700     Series H, Sub-Series H, 3.84% due 4/16/1998 ........................      33,700
-----------------------------------------------------------------------------------------------------------------
Washington--         16,300   Eagle Tax-Exempt Trust, Washington State, GO, VRDN, 3.70% due
                              4/01/2011 (a) ........................................................      16,300
1.6%                 30,200   Snohomish County, Washington, Public Utility District No. 001, Electric
                              Revenue Bonds (Generation System), VRDN, 3.65% due 1/01/2025 (a)(c) ..      30,200
                              Washington State Housing Finance Commission, M/F Mortgage Revenue Bonds,
                              VRDN (a):
                      6,400     (Arbors on the Park Project), 3.95% due 10/01/2024 .................       6,400
                     10,600     (Courtside Apartments Project), AMT, 3.80% due 1/01/2026 ...........      10,600
                              Washington State Public Power Supply System Revenue Bonds (Nuclear Project
                              No. 1), VRDN (a):
                     18,990     3.85% due 7/01/2004 ................................................      18,990
                      5,870     Refunding, Series 1A-1, 3.65% due 7/01/2017 ........................       5,870
                     24,170     Refunding, Series 1A-2, 3.625% due 7/01/2017 .......................      24,170
                     20,000   Washington State Public Power Supply System, Revenue Refunding Bonds
                              (Nuclear Project No. 3), VRDN, Series 3A-1, 3.625% due 7/01/2018 (a) .      20,000
                     10,680   Washington Student Loan Finance Association Revenue Bonds (Guaranteed
                              Student Loan Program), VRDN, AMT, Series B, 3.60% due 1/01/2004
                              (a) ..................................................................      10,680
                      9,200   Yakima County, Washington, Revenue Bonds (Macro Plastics Inc. Project),
                              VRDN, AMT, 3.85% due 12/01/2026 (a) ..................................       9,200
-----------------------------------------------------------------------------------------------------------------
West Virginia--      11,220   Hancock County, West Virginia, County Commission, IDR, Refunding (The
0.2%                          Boc Group, Inc. Project), VRDN, 3.65% due 8/01/2005 (a) ..............      11,220
                      7,600   Marshall County, West Virginia, PCR (Mountaineer Carbon Co.--BP Oil),
                              UPDATES, 3.70% due 12/01/2020 (a) ....................................       7,600
-----------------------------------------------------------------------------------------------------------------
Wisconsin--           4,800   Eagle Tax-Exempt Trust, Wisconsin, Housing and Economy Development Bonds,
1.4%                          VRDN, Series 94, Class 4901, 3.82% due 9/01/2015 (a) .................       4,800
                      6,500   Hartland, Wisconsin, IDR (Commercial Communications Inc.--Hegwood LLC
                              Project), VRDN, AMT, 3.85% due 8/01/2009 (a) .........................       6,500
                      4,650   Langlade County, Wisconsin, BAN, 3.95% due 3/01/1999 .................       4,657
                     35,000   Milwaukee, Wisconsin, Revenue Bonds (School Order Notes), Series B,
                              4.25% due 8/27/1998 ..................................................      35,062
                     19,000   Pleasant Prairie, Wisconsin, PCR, Refunding (Wisconsin Electric & Power
                              Co.), VRDN, Series C, 3.75% due 9/01/2030 (a) ........................      19,000
                     16,000   Sheboygan, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company
                              Project), VRDN, Series A, 3.70% due 9/01/2015 (a) ....................      16,000
                      9,125   Waupun, Wisconsin, School District, BAN, 4.35% due 12/01/1998 ........       9,146
                      7,400   Wisconsin State, GO, 4.50% due 6/15/1998 .............................       7,411
                     14,500   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                              (Wheaton Franciscan Services), VRDN, 3.70% due 8/15/2016 (a) .........      14,500
                     10,077   Wisconsin State Student Loan Revenue Bonds, CP, Series A, 3.45% due
                              5/04/1998 ............................................................      10,077
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONCLUDED)                                          (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                      Face                                                                               Value
State                Amount                                    Issue                                   (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Wyoming--                     Lincoln County, Wyoming, PCR, VRDN (a):
1.5%             $    7,700     (Exxon Project), AMT, Series A, 3.80% due 7/01/2017 ................  $    7,700
                      9,000     (Exxon Project), AMT, Series B, 3.80% due 7/01/2017 ................       9,000
                     10,960     (Pacificorp Projects), 3.80% due 11/01/2024 (e) ....................      10,960
                              Sublette County, Wyoming, PCR (Exxon Project) (a):
                     10,200     VRDN, AMT, Series B, 3.75% due 7/01/2017 ...........................      10,200
                     17,150     DATES, 3.65% due 11/01/2014 ........................................      17,150
                              Sweetwater County, Wyoming, PCR, Refunding (Pacificorp Project), VRDN
                              (a):
                     18,000     3.75% due 7/01/2015 ................................................      18,000
                     12,000     3.80% due 11/01/2024 (e) ...........................................      12,000
                     13,900   Sweetwater County, Wyoming, PCR, VRDN (Idaho Power Co. Project), Series
                              C, 3.70% due 7/15/2026 (a) ...........................................      13,900
                              Uinta County, Wyoming, PCR:
                     15,000     (Amoco--Standard Oil Company Industry), Series A, 3.85% due
                              12/01/1998 ...........................................................      15,000
                     15,100     Refunding (Chevron USA Inc. Project), VRDN, 3.65% due 8/15/2020 (a)       15,100
                      8,100     Refunding (Chevron USA Inc. Project), VRDN, 3.65% due 12/01/2022
                                (a) ................................................................       8,100
-----------------------------------------------------------------------------------------------------------------
                              Total Investments (Cost--$9,435,976*)--100.8% ........................   9,435,976

                              Liabilities in Excess of Other Assets--(0.8%) ........................     (79,271)
                                                                                                      ----------


                              Net Assets--100.0%                                                      $9,356,705
                                                                                                      ==========
-----------------------------------------------------------------------------------------------------------------

(a)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at March 31, 1998.
(b)Prerefunded.
(c)MBIA Insured.
(d)FNMA Collateralized.
(e)AMBAC Insured.
(f)FGIC Insured.
(g)FSA Insured.
(h)BIG Insured.
(i)SLMA Collateralized.
  *Cost for Federal income tax purposes.

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1998
------------------------------------------------------------------------------------------------------------------------
Assets:
Investments, at value (identified cost--$9,435,976,145) (Note 1a)                                        $ 9,435,976,145
Cash                                                                                                              98,207
Interest receivable                                                                                           73,925,342
Prepaid registration fees and other assets (Note 1d)                                                             708,318
                                                                                                         ---------------
Total assets                                                                                               9,510,708,012
                                                                                                         ---------------

Liabilities:
Payables:
 Securities purchased                                                               $   147,244,022
 Investment adviser (Note 2)                                                              3,181,361
 Distributor (Note 2)                                                                     2,745,270
 Beneficial interest redeemed                                                                   847          153,171,500
                                                                                    ---------------
Accrued expenses and other liabilities                                                                           831,283
                                                                                                         ---------------
Total liabilities                                                                                            154,002,783
                                                                                                         ---------------

Net Assets                                                                                               $ 9,356,705,229
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                               $   935,857,007
Paid-in capital in excess of par                                                                           8,421,748,286
Accumulated realized capital losses--net (Note 4)                                                               (900,064)
                                                                                                         ---------------

Net Assets--Equivalent to $1.00 per share based on 9,358,570,066 shares of
beneficial interest outstanding                                                                          $ 9,356,705,229
                                                                                                         ===============

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1998
-------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                 $   312,934,176
Expenses:
Investment advisory fees (Note 2)                                                   $    32,978,418
Distribution fees (Note 2)                                                               10,594,071
Transfer agent fees (Note 2)                                                              1,465,966
Registration fees (Note 1d)                                                                 759,338
Accounting services (Note 2)                                                                441,217
Custodian fees                                                                              240,597
Printing and shareholder reports                                                            117,084
Professional fees                                                                            69,623
Pricing fees                                                                                 54,430
Trustees' fees and expenses                                                                  43,134
Other                                                                                        73,056
                                                                                    ---------------
Total expenses                                                                                                46,836,934
                                                                                                         ---------------
Investment income--net                                                                                       266,097,242
Realized Gain on Investments--Net (Note 1c)                                                                      544,094
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $   266,641,336
                                                                                                         ===============
See Notes to Financial Statements.


------------------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------

                                                                                        For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                       1998                 1997
------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net                                                              $   266,097,242      $   235,338,847
Realized gain on investments--net                                                           544,094            2,077,078
                                                                                    ---------------      ---------------
Net increase in net assets resulting from operations                                    266,641,336          237,415,925
                                                                                    ---------------      ---------------

Dividends to Shareholders (Note 1e):
Investment income--net                                                                 (266,025,682)        (235,183,162)
                                                                                    ---------------      ---------------
Net decrease in net assets resulting from dividends to shareholders                    (266,025,682)        (235,183,162)
                                                                                    ---------------      ---------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                     31,377,164,577       27,075,188,082
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                     266,028,068          235,179,553
                                                                                    ---------------      ---------------
                                                                                     31,643,192,645       27,310,367,635
Cost of shares redeemed                                                             (30,634,380,592)     (27,129,482,654)
                                                                                    ---------------      ---------------
Net increase in net assets derived from beneficial interest
transactions                                                                          1,008,812,053          180,884,981
                                                                                    ---------------      ---------------

Net Assets:
Total increase in net assets                                                          1,009,427,707          183,117,744
Beginning of year                                                                     8,347,277,522        8,164,159,778
                                                                                    ---------------      ---------------
End of year*                                                                        $ 9,356,705,229      $ 8,347,277,522
                                                                                    ===============      ===============
------------------------------------------------------------------------------------------------------------------------
*Undistributed investment income--net (Note 1f)                                                  --      $        19,471
                                                                                    ===============      ===============
------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

                                                       64

-------------------------------------------------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                         For the Year Ended March 31,
                                                           -------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                       1998         1997         1996        1995        1994
---------------------------------------                    -------------------------------------------------------------

Per Share Operating Performance:
Net asset value, beginning of year                         $     1.00   $     1.00   $     1.00  $     1.00   $     1.00
                                                           ----------   ----------   ----------  ----------   ----------
Investment income--net                                            .03          .03          .03         .03          .02
                                                           ----------   ----------   ----------  ----------   ----------
Less dividends from investment income--net                       (.03)        (.03)        (.03)       (.03)        (.02)
                                                           ----------   ----------   ----------  ----------   ----------
Net asset value, end of year                               $     1.00   $     1.00   $     1.00  $     1.00   $     1.00
                                                           ==========   ==========   ==========  ==========   ==========

Total Investment Return                                         3.16%        3.00%        3.31%       2.76%        1.96%
                                                           ==========   ==========   ==========  ==========   ==========

Ratios to Average Net Assets:
Expenses                                                         .55%         .55%         .55%        .55%         .55%
                                                           ==========   ==========   ==========  ==========   ==========
Investment income--net                                          3.11%        2.94%        3.26%       2.70%        1.94%
                                                           ==========   ==========   ==========  ==========   ==========

Supplemental Data:
Net assets, end of year (in thousands)                     $9,356,705   $8,347,278   $8,164,160  $7,391,964   $7,911,960
                                                           ==========   ==========   ==========  ==========   ==========
See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment
Company Act of 1940 as a no-load, diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $91,031 have been reclassified between accumulated net realized capital losses and undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.


2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion.


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each

--------------------------------------------------------------------------------
CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

month at the annual rate of 0.125% of the average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
At March 31, 1998, the Fund had a net capital loss carryforward of approximately $900,000, of which $210,000 expires in 1999, and $690,000 expires in 2003. This amount will be available to offset like amounts of any future taxable gains. Expired capital loss carryforward in the amount of $722,913 has been reclassified to paid-in capital in excess of par.

INDEPENDENT AUDITORS' REPORT
The Board of Trustees and Shareholders,
CMA Treasury Fund:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Treasury Fund as of March 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Treasury Fund as of March 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Princeton, New Jersey

May 5, 1998

--------------------------------------------------------------------------------
CMA TREASURY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998               (IN THOUSANDS)
--------------------------------------------------------------------------------
                     Face        Interest      Maturity           Value
Issue               Amount         Rate          Date           (Note 1a)
--------------------------------------------------------------------------------
                         US Government Obligations*--97.6%

US Treasury       $ 10,944        4.99%        4/02/98         $   10,941
Bills               10,000        5.655        4/02/98              9,997
                     1,176        5.06         4/09/98              1,175
                     9,373        5.295        4/16/98              9,351
                     4,297        5.41         4/16/98              4,287
                   107,598        5.235        4/23/98            107,238
                    50,000        5.26         4/23/98             49,832
                       107        5.265        4/23/98                107
                     8,121        5.28         4/23/98              8,094
                    25,000        5.345        4/23/98             24,915
                    25,000        5.15         4/30/98             24,893
                     4,420        5.30         4/30/98              4,401
                    12,279        5.33         4/30/98             12,225
                    13,908        5.37         4/30/98             13,847
                    74,740        5.35         5/14/98             74,282
                    18,794        5.25         5/21/98             18,659
                     9,800        5.055        5/28/98              9,720
                    25,000        5.07         5/28/98             24,796
                    20,568        5.205        5/28/98             20,400
                    25,000        5.235        5/28/98             24,795
                    30,000        5.28         5/28/98             29,754
                    12,230        5.275        6/04/98             12,118
                    60,000        5.29         6/04/98             59,450
                     7,451        5.005        6/25/98              7,361
                    50,000        5.06         6/25/98             49,394
                    50,000        5.075        6/25/98             49,394

--------------------------------------------------------------------------------
                     Face        Interest      Maturity           Value
Issue               Amount         Rate          Date           (Note 1a)
--------------------------------------------------------------------------------
                     US Government Obligations* (concluded)
--------------------------------------------------------------------------------
US Treasury       $ 40,000        5.32%        6/25/98         $   39,516
Bills               10,253        5.08         8/20/98             10,046
(concluded)          1,379        5.07         9/17/98              1,346
--------------------------------------------------------------------------------
US Treasury        260,900        7.875        4/15/98            261,191
Notes               50,000        5.125        4/30/98             49,983
                    89,769        5.875        4/30/98             89,791
                   281,000        6.125        5/15/98            281,219
                    25,000        9.00         5/15/98             25,103
                   200,000        6.00         5/31/98            200,148
                    40,000        8.25         7/15/98             40,316
                   100,000        6.25         7/31/98            100,266
                   165,000        6.125        8/31/98            165,413
                    78,000        6.00         9/30/98             78,197
                   173,000        5.875       10/31/98            173,270
                    10,000        5.50        11/15/98              9,995
                    20,000        5.875        1/31/99             20,045
                    10,000        6.75         6/30/99             10,134
                     7,000        5.375        1/31/00              6,968

Total US Government Obligations
(Cost--$2,224,377 ) ..........................................  2,224,373
--------------------------------------------------------------  ---------
Total Investments
(Cost--$2,224,377)--97.6% ....................................  2,224,373
Other Assets Less Liabilities--2.4% ..........................     55,449
                                                               ----------
Net Assets--100.0% ........................................... $2,279,822
                                                               ==========
--------------------------------------------------------------------------------

*US Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
 US Treasury Notes bear interest at the rates shown, payable at fixed dates through maturity.

 See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------
CMA TREASURY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1998
------------------------------------------------------------------------------------------------------------------------
Assets:
Investments, at value (identified cost--$2,224,376,739++) (Note 1a) ...............                      $ 2,224,372,955
Cash                                                                                                              39,164
Receivables:
 Interest ......................................................................... $    31,407,182
 Securities sold ..................................................................      25,657,728           57,064,910
                                                                                    ---------------
Prepaid registration fees and other assets (Note 1d) ..............................                               63,394
                                                                                                         ---------------
Total assets ......................................................................                      $ 2,281,540,423
                                                                                                         ---------------
Liabilities:
Payables:
 Investment adviser (Note 2) ......................................................         828,861
 Distributor (Note 2)                                                                       686,287
 Dividends to shareholders (Note 1e) ..............................................             819
 Beneficial interest redeemed .....................................................             139            1,516,106
                                                                                    ---------------
Accrued expenses and other liabilities ............................................                              201,891
                                                                                                         ---------------
Total liabilities .................................................................                            1,717,997
                                                                                                         ---------------
Net Assets ........................................................................                      $ 2,279,822,426
                                                                                                         ===============
Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of
shares authorized .................................................................                       $  227,982,621
Paid-in capital in excess of par ..................................................                        2,051,843,589
Unrealized depreciation on investments--net .......................................                               (3,784)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 2,279,826,210 shares of
beneficial interest outstanding ...................................................                      $ 2,279,822,426
                                                                                                         ===============

+ Cost for Federal income tax purposes was $2,224,376,785. As of March 31, 1998, net unrealized depreciation for Federal income tax purposes amounted to $3,830, of which $181,345 related to appreciated securities and $185,175 related to depreciated securities.

---------------------------------------------------------------------------------------------------------------------------
CMA TREASURY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1998
---------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1c):
Interest and amortization of premium and discount earned..........................                        $  113,700,084
Expenses:
Investment advisory fees (Note 2).................................................   $    8,821,989
Distribution fees (Note 2)........................................................        2,624,701
Transfer agent fees (Note 2)......................................................          434,043
Registration fees (Note 1d).......................................................          316,760
Accounting services (Note 2)......................................................          177,256
Custodian fees....................................................................          111,014
Professional fees.................................................................           69,162
Printing and shareholder reports..................................................           30,680
Trustees' fees and expenses.......................................................           26,447
Other.............................................................................           25,620
                                                                                     --------------
Total expenses....................................................................                            12,637,672
                                                                                                         ---------------
Investment income--net............................................................                           101,062,412
Realized Gain on Investments--Net (Note 1c).......................................                             1,099,659
Change in Unrealized Depreciation on Investments--Net.............................                               666,768
                                                                                                          --------------
Net Increase in Net Assets Resulting from Operations..............................                        $  102,828,839
                                                                                                          ==============

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------
CMA TREASURY FUND
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
                                                                                        For the Year Ended March 31,
                                                                                        ----------------------------
Increase (Decrease) in Net Asset Value:                                                    1998               1997
--------------------------------------------------------------------------------        ----------------------------
Operations:
Investment income--net.........................................................    $    101,062,412     $     91,813,660
Realized gain on investments--net..............................................           1,099,659              274,352
Change in unrealized appreciation/depreciation on investments--net.............             666,768             (444,830)
                                                                                   ----------------     ----------------
Net increase in net assets resulting from operations...........................         102,828,839           91,643,182
                                                                                   ----------------     ----------------
Dividends and Distributions to Shareholders (Note 1e):
Investment income--net.........................................................        (101,062,412)         (91,813,660)
Realized gain on investments--net..............................................          (1,099,659)            (274,352)
                                                                                   ----------------     ----------------
Net decrease in net assets resulting from dividends and distributions
to shareholders................................................................        (102,162,071)         (92,088,012)
                                                                                   ----------------     ----------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares...............................................      11,334,080,995       11,230,658,782
Net asset value of shares issued to shareholders in reinvestment of dividends
(Note 1e)......................................................................         102,038,528           91,987,088
                                                                                   ----------------     ----------------
                                                                                     11,436,119,523       11,322,645,870
Cost of shares redeemed........................................................     (11,125,480,169)     (11,145,444,645)
                                                                                   ----------------     ----------------
Net increase in net assets derived from beneficial interest transactions.......         310,639,354          177,201,225
                                                                                   ----------------     ----------------
Net Assets:
Total increase in net assets...................................................         311,306,122          176,756,395
Beginning of year..............................................................       1,968,516,304        1,791,759,909
                                                                                   ----------------     ----------------
End of year....................................................................    $  2,279,822,426     $  1,968,516,304
                                                                                   ================     ================

---------------------------------------------------------------------------------------------------------------------------
CMA TREASURY FUND
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                        For the Year Ended March 31,
                                                      ----------------------------------------------------------------
Increase (Decrease) in Net Asset Value:               1998           1997           1996          1995           1994
-------------------------------------------------     ----------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year............... $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                  ----------     ----------     ----------     ----------     ----------
Investment income--net...........................      .0475          .0461          .0498          .0409          .0250
Realized and unrealized gain (loss) on
investments--net.................................      .0008         (.0001)         .0001          .0004          .0002
                                                  ----------     ----------     ----------     ----------     ----------
Total from investment operations.................      .0483          .0460          .0499          .0413          .0252
                                                  ----------     ----------     ----------     ----------     ----------
Less dividends and distributions:
   Investment income--net........................     (.0475)        (.0461)        (.0498)        (.0409)        (.0250)
   Realized gain on investments--net.............     (.0005)        (.0001)        (.0003)        (.0002)        (.0004)
                                                  ----------     ----------     ----------     ----------     ----------
Total dividends and distributions................     (.0480)        (.0462)        (.0501)        (.0411)        (.0254)
                                                  ----------     ----------     ----------     ----------     ----------
Net asset value, end of year..................... $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                  ==========     ==========     ==========     ==========     ==========
Total Investment Return..........................      4.92%          4.74%          5.14%          4.18%          2.57%
                                                  ==========     ==========     ==========     ==========     ==========
Ratios to Average Net Assets:
Expenses.........................................       .60%           .59%           .60%           .62%           .61%
                                                  ==========     ==========     ==========     ==========     ==========
Investment income and realized gain on
investments--net.................................      4.82%          4.59%          5.01%          4.20%          2.55%
                                                  ==========     ==========     ==========     ==========     ==========
Supplemental Data:
Net assets, end of year (in thousands)........... $2,279,822     $1,968,516     $1,791,760     $1,428,724     $1,220,440
                                                  ==========     ==========     ==========     ==========     ==========
See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA TREASURY FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. Significant Accounting Policies:
CMA Treasury Fund (the "Fund") is registered under the Investment
Company Act of 1940 as a no-load, diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments-- Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.


(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.


2.Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.


FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion.


The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner and Smith Inc. ("MLPF&S") receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing

--------------------------------------------------------------------------------
CMA TREASURY FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.


Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.


Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

----------------------------------------------------------------
CMA Money Fund
CMA Government
  Securities Fund
CMA Tax-Exempt
  Fund
CMA Treasury Fund

----------------------------------------------------------------


Statement of
Additional Information
================================================================
CMA(Registration Mark)


                                                                  July 28, 1998

Code #10116-0798                          (Logo of Merrill Lynch appears here)

                           PART C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

    (a) Financial Statements:

        Contained in Part A:
          Financial Highlights for the period April 15, 1991 (commencement of operations) to March 31, 1992 and for each of the years in the six-year period ended March 31, 1998.

        Contained in Part B:
          Schedule of Investments as of March 31, 1998.
          Statement of Assets and Liabilities as of March 31, 1998.
          Statement of Operations for the year ended March 31, 1998.
          Statements of Changes in Net Assets for the years ended March 31, 1997 and 1998.
          Financial Highlights for each of the years in the five-year period ended March 31, 1998.

     (b) Exhibits:

Exhibit
   Number                                              Description
-----------   ---------------------------------------------------------------------------------------------
      1        - Declaration of Trust of the Registrant dated October 24, 1990.(a)
      2        - By-Laws of the Registrant.(a)
      3        - None.
      4        - Portions of the Declaration of Trust and By-Laws of the Registrant defining the rights of holders of shares of the Registrant.(b)
      5(a)     - Form of Investment Advisory Agreement between the Registrant and Fund Asset
                 Management, L.P.(a)
       (b)     - Supplement to Investment Advisory Agreement with Fund Asset Management, L.P.(c)
      6        - Form of Distribution Agreement between the Registrant and Merrill Lynch, Pierce,
                 Fenner & Smith Incorporated.(a)
      7        - None.
      8        - Form of Custody Agreement between the Registrant and State Street Bank and Trust
                 Company.(a)
      9(a)     - Form of Amended Transfer Agency Agreement between the Registrant and Financial
                 Data Services, Inc.(a)
       (b)     - Form of Cash Management Account Agreement.(a)
     10        - None.
     11        - Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
     12        - None.
     13        - None.
     14        - None.
     15        - Form of Distribution and Shareholder Servicing Plan of the Registrant.(a)
     16        - Schedule for computation of each performance quotation provided in the Registration
                 Statement in response to Item 22.(a)
     17        - Financial Data Schedule for the fiscal year ended March 31, 1998.

---------
(a) Previously filed pursuant to the Electronic Data Gathering, Analysis and Retrieval ("EDGAR") phase-in requirements on July 28, 1995 as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement.

(b) Reference is made to Article II, Section 2.3 and Articles III, V, VI, VIII, IX, X and XI of the Registrant's Declaration of Trust, filed as Exhibit 1 to Post-Effective Amendment No. 5 to the Registrant's Registration Statement under the Securities Act of 1933, as amended (the "Registration Statement"); and to Articles I, V and VI of the Registrant's By-Laws, filed as Exhibit 2 to Post-Effective Amendment No. 5 to the Registration Statement.

(c) Previously filed on July 28, 1994 as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement.


Item 25. Persons Controlled by or under Common Control with Registrant.

     None.

Item 26. Number of Holders of Securities.

                                                                 Number of
                                                                 Holders at
                        Title of Class                         April 30, 1998
                        --------------                         --------------
      Shares of beneficial interest, par value $0.10 per share..     27,286

Note: The number of holders shown above includes holders of record plus beneficial owners whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated.

Item 27. Indemnification.

   Section 5.3 of the Registrant's Declaration of Trust provides as follows:

     "The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."

     The Registrant's By-Laws provide that insofar as the conditional advancing of indemnification moneys pursuant to Section 5.3 of the Declaration of Trust for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined he is entitled to receive from the Registrant by reason of indemnification; and (iii)
(a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or
(b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     In Section 8 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 28. Business and Other Connections of the Investment Adviser.

     Fund Asset Management (the "Manager" or "FAM") acts as investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Puerto Rico Tax-Exempt Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc., and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Florida Fund, MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide DollarVest Fund, Inc.

     Merrill Lynch Asset Management, L.P. ("MLAM"), an affiliate of FAM, acts as investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (as advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

     The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2665. The address of the Investment Adviser, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor ("MLFD" or the "Distributor") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch and Merrill Lynch & Co., Inc. ("ML & Co.") is North Tower, World Financial Center, 250 Vesey Street, New York, New York

10281-1201. The address of Merrill Lynch Financial Data Services, Inc. ("MLFDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

     Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since April 1, 1996 for his, her or its own account or in the capacity of director, officer, employee, partner or trustee. In addition, Mr. Zeikel is President, director and trustee, Mr. Glenn is Executive Vice President and Mr. Richard is Treasurer of all or substantially all of the investment companies listed in the first two paragraphs of this Item 28. Messrs. Zeikel, Glenn and Richard also hold the same position with substantially all of the investment companies advised by MLAM as they do with those advised by the Manager and Messrs. Giordano, Harvey, Kirstein and Monagle are officers or directors/trustees of one or more of such companies.

                                    Position(s) with                Other Substantial Business,
Name                                    Manager                  Profession, Vocation or Employment
----------------------------- --------------------------- -----------------------------------------------
ML & Co. .................... Limited Partner             Financial Services Holding
                                                          Company; Limited Partner of MLAM
Princeton Services .......... General Partner             General Partner of MLAM
Arthur Zeikel ............... Chairman                    Chairman of MLAM, President of the Manager
                                                          and MLAM from 1977 to 1997; Chairman and
                                                          Director of Princeton Services; President of
                                                          Princeton Services from 1993 to 1997;
                                                          Executive Vice President of ML & Co.
Jeffrey M. Peek ............. President                   President of MLAM; President and Director of
                                                          Princeton Services; Executive Vice President
                                                          of ML & Co.
Terry K. Glenn .............. Executive Vice President    Executive Vice President of MLAM; Executive
                                                          Vice President and Director of Princeton
                                                          Services; President and Director of MLFD;
                                                          Director of MLFDS; President of Princeton
                                                          Administrators, L.P.
Linda L. Federici ........... Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                          President of Princeton Services
Vincent R. Giordano ......... Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                          President of Princeton Services
Elizabeth A. Griffin ........ Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                          President of Princeton Services
Norman R. Harvey ............ Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                          President of Princeton Services
Michael J. Hennewinkel ...... Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                          President of Princeton Services
Philip L. Kirstein .......... Senior Vice President,      Senior Vice President, General Counsel and
                              General Counsel and         Secretary of MLAM; Senior Vice President,
                              Secretary                   General Counsel, Director and Secretary of
                                                          Princeton Services
Ronald M. Kloss ............. Senior Vice President and   Senior Vice President of MLAM; Senior Vice
                              Controller                  President of Princeton Services
Debra W. Landsman-Yaros ..... Senior Vice President       Senior Vice President of MLAM; Vice
                                                          President of MLFD; Senior Vice President of
                                                          Princeton Services
Stephen M.M. Miller ......... Senior Vice President       Executive Vice President of Princeton
                                                          Administrators, L.P.; Senior Vice President of
                                                          Princeton Services
Joseph T. Monagle, Jr. ...... Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                          President of Princeton Services
Michael L. Quinn ............ Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                          President of Princeton Services; Managing
                                                          Director and First Vice President of Merrill
                                                          Lynch from 1989 to 1995
Richard L. Reller ........... Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                          President of Princeton Services; Director of
                                                          MLFD

                              Position(s) with              Other Substantial Business,
Name                              Manager                Profession, Vocation or Employment
----                          ----------------      ------------------------------------------
Gerald M. Richard ..... Senior Vice President and   Senior Vice President and Treasurer of
                        Treasurer                   MLAM; Senior Vice President and Treasurer
                                                    of Princeton Services; Vice President and
                                                    Treasurer of MLFD
Gregory D. Upah ....... Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                    President of Princeton Services
Ronald L. Welburn ..... Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                    President of Princeton Services

Item 29. Principal Underwriters.

     (a) Merrill Lynch acts as the principal underwriter for the Registrant. Merrill Lynch also acts as the principal underwriter for each if the following open-end investment companies referred to in the first paragraph of Item 28:
CBA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Money Fund and CMA Government Securities Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulative Program, Inc., and also acts as the principal underwriter for each of the closed-end investment companies referred to in the first paragraph of Item 28, and as the depositor of the following unit investment trusts: The Corporate Income Fund, Municipal Investment Trust Fund, The ML Trust for Government Guaranteed Securities and The Government Securities Income Fund.

     (b) Set forth below is information concerning each director and executive officer of Merrill Lynch. The principal business address of each such person is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281.

                                     Position(s) and Office(s)   Position(s) and Office(s)
Name                                    with Merrill Lynch         with Registrant
----                                    ------------------       -------------------------

    Stephen L. Hammerman ........ Vice Chairman and General
                                  Counsel                                    None
    Herbert M. Allison, Jr. ..... President and Chief Operating
                                  Officer                                    None
    John L. Steffens ............ Executive Vice President and
                                  Director                                   None
    David H. Komansky ........... Chairman and Chief Executive
                                  Officer                                    None
    Barry S. Friedberg .......... Executive Vice President                   None
    Edward L. Goldberg .......... Executive Vice President                   None
    Jerome P. Kenney ............ Executive Vice President                   None
    Thomas H. Patrick ........... Executive Vice President                   None
    Winthrop H. Smith, Jr. ...... Executive Vice President                   None
    Rober M. Vasey .............. Executive Vice President                   None
    George A. Schierren ......... General Counsel                            None
    Theresa Lang ................ Treasurer                                  None
    Andrea L. Dulberg............ Secretary                                  None


     (c) Not applicable.


Item 30. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules thereunder will be maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, MLFDS, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 31. Management Services.

     Other than as set forth under the caption "Management of the Funds - Investment Advisory Arrangements" in the Appendix to the Prospectus constituting Part A of the Registration Statement and under the caption "Management of the Funds - Investment Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related services contract.

Item 32. Undertakings.

     (a) Not applicable.

     (b) Not applicable.

     (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Township of Plainsboro and State of New Jersey on the 27th day of July, 1998.


                                        CMA TREASURY FUND
                                        (Registrant)



                                      By: /s/  TERRY K. GLENN
                                          --------------------------------------
                                      (Terry K. Glenn, Executive Vice President)


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated.



                    Signature                                         Title                            Date
                    ---------                                         -----                            ----
          ARTHUR ZEIKEL*                                 President (Principal Executive Officer)
----------------------------------                       and Trustee
         (Arthur Zeikel)

        GERALD M. RICHARD*                               Treasurer (Principal Financial and
----------------------------------                       Accounting Officer)
       (Gerald M. Richard)

        RONALD W. FORBES*                                Trustee
----------------------------------
       (Ronald W. Forbes)

     CYNTHIA A. MONTGOMERY*                              Trustee
----------------------------------
     (Cynthia A. Montgomery)

       CHARLES C. REILLY*                                Trustee
----------------------------------
       (Charles C. Reilly)

         KEVIN A. RYAN*                                  Trustee
----------------------------------
         (Kevin A. Ryan)

         RICHARD R. WEST*                                Trustee
----------------------------------
         (Richard R. West)

*By /s/   TERRY K. GLENN                                                                                July 27, 1998
    ------------------------------
  (Terry K. Glenn, Attorney-in-Fact)

                                 EXHIBIT INDEX


 Exhibit
 Number      Description
--------     -----------
    11   -   Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
    17   -   Financial Data Schedule for the fiscal year ended March 31, 1998.